As filed with the Securities and Exchange Commission on April 30, 2002.
                                            1933 Act File No: 333-37175
                                            1940 Act File No: 811-08401

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.         [ ]
                                             ---
         Post-Effective Amendment No.         9                 [X]
                                             ---

                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.                       18                [X]
                                             ---

                            JNLNY Separate Account I
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                           (Exact Name of Registrant)

               Jackson National Life Insurance Company of New York
-----------------------------------------------------------------------
                               (Name of Depositor)

                2900 Westchester Avenue, Purchase, New York 10577
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              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, including Area Code:
                                 (888) 367-5651
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                                           With a copy to:
         Susan S. Rhee
         Assoc. General Counsel            Joan E. Boros, Esq.
         Jackson National Life             Jorden Burt LLP
            Insurance Company              1025 Thomas Jefferson St. NW
         1 Corporate Way                   Washington DC  20007-5201
         Lansing, MI  48951
                     (Name and Address of Agent for Service)
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It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b)
----
  X    on May 1, 2002 pursuant to paragraph (b)
----
      60 days after filing pursuant to paragraph (a)(1)
----
      on (date) pursuant to paragraph (a)(1) of Rule 485
----
If appropriate, check the following box:

---- This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
         Variable Portion of Individual Deferred Variable Annuity Contracts

                            JNLNY SEPARATE ACCOUNT I
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

                                          Caption in Prospectus or Statement of
                                             Additional Information relating
N-4 Item                                             to each Item
--------                                         ----------------------

Part A.  Information Required in a Prospectus    Prospectus
-------  ------------------------------------    ----------

1.   Cover Page                                  Cover Page

2.   Definitions                                 Not Applicable

3.   Synopsis                                    Key Facts; Fee Tables

4.   Condensed Financial Information             Appendix A

5.   General Description of Registrant,          The Company; The
     Depositor and Portfolio Companies           Separate Account;
                                                 Investment Portfolios

6.   Deductions                                  Contract Charges

7.   General Description of Variable             The Annuity Contract;
     Annuity Contracts                           Purchases; Transfers;
                                                 Access To Your Money;
                                                 Income Payments (The
                                                 Income Phase); Death
                                                 Benefit; Other
                                                 Information

8.   Annuity Period                              Income Payments (The
                                                 Income Phase)

9.   Death Benefit                               Death Benefit

10.  Purchases and Contract Value                Contract Charges; Purchases

11.  Redemptions                                 Key Facts; Access To Your Money

12.  Taxes                                       Taxes

13.  Legal Proceedings                           Other Information

14.  Table of Contents of the Statement of       Table of Contents of the
     Additional Information                      Statement of Additional
                                                 Information


         Information Required in a Statement     Statement of
Part B.  of Additional Information               Additional Information
-------  -------------------------               ----------------------

15.  Cover Page                                  Cover Page

16.  Table of Contents                           Table of Contents

17.  General Information and History             General Information
                                                 and History

18.  Services                                    Services

19.  Purchase of Securities Being Offered        Purchase of Securities
                                                 Being Offered

20.  Underwriters                                Underwriters

21.  Calculation of Performance Data             Calculation of
                                                 Performance

22.  Annuity Payments                            Income Payments; Net
                                                 Investment Factor

23.  Financial Statements                        Financial Statements

Part C.
-------

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Amendment to Registration Statement.

Explanatory Note

This registration statement relates to two prospectuses that differ only with respect to the underlying funds in which Registrant invests. Two different versions of the Prospectus will be created from this Registration Statement. These Prospectuses will be filed with the Commission pursuant to Rule 497 under the Securities Act of 1933. The Registrant undertakes to update this Explanatory Note, as needed, each time a Post-Effective Amendment is filed.

                                 PERSPECTIVE(R)
                           FIXED AND VARIABLE ANNUITY
                                    Issued by
             Jackson National Life Insurance Company of New York and
                            JNLNY Separate Account I

o    Individual and group, flexible premium deferred annuity

o 4 guaranteed fixed accounts that each offer a minimum interest rate that is guaranteed by Jackson National Life Insurance Company of New York (Jackson National NY)(the "guaranteed fixed accounts")


o    Investment divisions which purchase shares of the following Funds:

      JNL Series Trust
          AIM/JNL Large Cap Growth Fund
          AIM/JNL Small Cap Growth Fund
          AIM/JNL Premier Equity II Fund
          Alger/JNL Growth Fund
          Alliance Capital/JNL Growth Fund
          Eagle/JNL Core Equity Fund
          Eagle/JNL SmallCap Equity Fund
          Janus/JNL Aggressive Growth Fund
          Janus/JNL Balanced Fund
          Janus/JNL Capital Growth Fund
          Lazard/JNL Mid Cap Value Fund
          Lazard/JNL Small Cap Value Fund
          Oppenheimer/JNL Global Growth Fund
          Oppenheimer/JNL Growth Fund
          PIMCO/JNL Total Return Bond Fund
          PPM America/JNL Balanced Fund
          PPM America/JNL High Yield Bond Fund
          PPM America/JNL Money Market Fund
          Putnam/JNL Equity Fund
          Putnam/JNL International Equity Fund
          Putnam/JNL Midcap Growth Fund
          Putnam/JNL Value Equity Fund
          S&P/JNL Conservative Growth Fund I
          S&P/JNL Moderate Growth Fund I
          S&P/JNL Aggressive Growth Fund I
          S&P/JNL Very Aggressive Growth Fund I
          S&P/JNL Equity Growth Fund I
          S&P/JNL Equity Aggressive Growth Fund I
          Salomon Brothers/JNL Global Bond Fund
          Salomon Brothers/JNL U.S. Government & Quality Bond Fund
          T. Rowe Price/JNL Established Growth Fund
          T. Rowe Price/JNL Mid-Cap Growth Fund
          T. Rowe Price/JNL Value Fund

                                                          (continued)
================================================================================

Please read this prospectus before you purchase a Perspective Fixed and Variable Annuity. It contains important information about the contract that you ought to know before investing. You should keep this prospectus on file for future reference.

To learn more about the Perspective Fixed and Variable Annuity contract, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2002, by calling Jackson National NY at (800) 599-5651 or by writing Jackson
National NY at: Annuity Service Center, P.O. Box 0809, Denver, Colorado 80263-0809. The SAI has been filed with the Securities and Exchange Commission
(SEC) and is legally a part of this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding registrants that file electronically with the SEC.
================================================================================

       We offer other variable annuity products that offer different product features, benefits and charges


The SEC has not approved or disapproved the Perspective Fixed and Variable Annuity or passed upon the adequacy of this prospectus. It is a criminal offense to represent otherwise.


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o Not FDIC/NCUA insured o Not Bank/CU guaranteed o May lose value o Not a deposit o Not insured by any federal agency


--------------------------------------------------------------------------------


                                   May 1, 2002

"JNL(R)", "Jackson National(R)" and "Jackson National Life(R)" are trademarks of Jackson National Life Insurance Company.




                                TABLE OF CONTENTS

Key Facts.................................................................................................        1

Fee Table.................................................................................................        3

The Annuity Contract......................................................................................        7

The Company...............................................................................................        7


The Guaranteed Fixed Accounts.............................................................................        7


The Separate Account......................................................................................        8

Investment Divisions......................................................................................        8


Contract Charges..........................................................................................       10

Purchases.................................................................................................       12

Allocations of Premium....................................................................................       12

Transfers.................................................................................................       13

Access to Your Money......................................................................................       14

Income Payments (The Income Phase)........................................................................       15

Death Benefit.............................................................................................       16

Taxes.....................................................................................................       17

Other Information.........................................................................................       19

Privacy Policy............................................................................................

Table of Contents of the Statement of Additional Information..............................................       21


Appendix A ...............................................................................................      A-1



28

                                    KEY FACTS

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Annuity Service Center:      1 (800) 599-5651

         Mail Address:       P.O. Box 0809, Denver, Colorado  80263-0809

         Delivery Address:   8055 East Tufts Avenue, Second Floor, Denver,
                             Colorado  80237

Institutional Marketing
  Group Service Center:      1 (800) 777-7779

         Mail Address:       P.O. Box 30386, Lansing, Michigan  48909-9692

        Delivery Address:    1 Corporate Way, Lansing, Michigan  48951
                             Attn:  IMG

Home Office:                 2900 Westchester Avenue, Purchase, New York  10577

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The Annuity Contract

The fixed and variable annuity contract offered by Jackson National NY provides a means for allocating on a tax-deferred basis to the guaranteed fixed accounts of Jackson National NY and the investment divisions (the "Allocation Options"). The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and income options.

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Allocation Options

You can put money into any of the Allocation Options but you may not put your money in more than eighteen of the variable options plus the guaranteed fixed accounts during the life of your contract.

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Expenses

The contract has insurance features and investment features, and there are costs related to each.

Jackson National NY makes a deduction for its insurance charges that is equal to 1.40% of the daily value of the contracts invested in the investment divisions. This charge does not apply to the guaranteed fixed accounts. During the accumulation phase, Jackson National NY deducts a $30 annual contract maintenance charge from your contract.

If you take your money out of the contract, Jackson National NY may assess a withdrawal charge. The withdrawal charge starts at 7% in the first year and declines 1% a year to 0% after 7 years.

--------------------------------------------------------------------------------

Expenses

(cont'd) There are also investment charges which are expected to range, on an annual basis, from .20% to 1.22% of the average daily value of the Fund, depending on the Fund.


--------------------------------------------------------------------------------
Purchases

Under most circumstances, you can buy a contract for $5,000 or more ($2,000 or more for a qualified plan contract). You can add $500 ($50 under the automatic payment plan) or more at any time during the accumulation phase.

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Access to Your Money

You can take money out of your contract during the accumulation phase. Withdrawals may be subject to a withdrawal charge. You may also have to pay income tax and a tax penalty on any money you take out.

--------------------------------------------------------------------------------
Income Payments

You may choose to receive regular income from your annuity. During the income phase, you have the same variable allocation options you had during the accumulation phase.

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Death  Benefit

If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit.

--------------------------------------------------------------------------------

Free Look

You may return your contract to the selling agent or to Jackson National NY within twenty days after receiving it. Jackson National NY will return the contract value in the Investment Divisions plus any fees and expenses deducted from the premium prior to allocation to the Investment Divisions plus the full amount of premium you allocated to the guaranteed fixed accounts, minus any withdrawals from the guaranteed fixed account. We will determine the contract value in the Allocation Options as of the date you mail the contract to us or the date you return it to the selling agent. Jackson National NY will return premium payments where required by law.

--------------------------------------------------------------------------------

Taxes

Under the Internal Revenue Code you generally will not be taxed on the earnings on the money held in your contract until you take money out (this is referred to as tax-deferral). There are different rules as to how you will be taxed depending  on  how  you  take  the  money  out  and  whether  your  contract  is
non-qualified     or    purchased    as    part    of    a    qualified    plan.
--------------------------------------------------------------------------------

                                    FEE TABLE

Owner Transaction Expenses1

         Withdrawal Charge (as a percentage of premium payments):

         Contribution Year of Premium Payment           1      2     3      4      5     6      7     Thereafter
         Charge                                         7%     6%    5%     4%     3%    2%     1%    0%

         Transfer Fee:
         $25 for each transfer in excess of 15 in a contract year

         Contract Maintenance Charge:
         $30 per contract per year


         Commutation Fee2: An amount equal to the difference between the present value of any remaining guaranteed payments (as of the date of calculation) using (a) a discount rate that is equal to the rate assumed in calculating the initial income payment and (b) a rate no more than 1% higher than (a).


Separate Account Annual Expenses (as a percentage of average account value)

         Mortality and Expense Risk Charges                      1.25%
         Administration Charge                                    .15%
                                                                ---------
         Total Separate Account Annual Expenses                  1.40%


Fund Annual Expenses
(as an annual percentage of the Fund's average daily net assets)


                                                                             Management      Estimated     Other
                                                                                and         Distribution   Expenses   Total Fund
                                                                            Administrative     (12b 1)                   Annual
                                                                                Fee             Fee *                   Expenses
----------------------------------------------------------------- ---------------------------------------------------------------
AIM/JNL Large Cap Growth Fund                                                   1.10%           .01%+         0%         1.11%
AIM/JNL Small Cap Growth Fund                                                   1.15%           .01%+         0%         1.16%
AIM/JNL Premier Equity II Fund                                                  1.05%           .01%+         0%         1.06%
Alger/JNL Growth Fund                                                           1.07%           .02%          0%         1.09%
Alliance Capital/JNL Growth Fund                                                 .87%           .02%          0%          .89%
Eagle/JNL Core Equity Fund                                                       .97%           .04%          0%         1.01%
Eagle/JNL SmallCap Equity Fund                                                  1.05%           .02%          0%         1.07%
J.P. Morgan/JNL Enhanced S&P 500(R)Stock Index Fund ****                         .90%           .01%          0%          .91%
Janus/JNL Aggressive Growth Fund                                                 .99%           .01%          0%         1.00%
Janus/JNL Balanced Fund                                                         1.05%           .03%          0%         1.08%
Janus/JNL Capital Growth Fund                                                   1.01%           .01%          0%         1.02%
Janus/JNL Global Equities Fund**                                                1.05%           .02%          0%         1.07%
Lazard/JNL Mid Cap Value Fund                                                   1.07%           .05%          0%         1.12%
Lazard/JNL Small Cap Value Fund                                                 1.15%           .03%          0%         1.18%
Mellon Capital Management/JNL S&P 500 Index Fund****                             .60%           .01%+         0%          .61%
Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund****                     .60%           .01%+         0%          .61%
Mellon Capital Management/JNL Small Cap Index Fund****                           .60%           .01%+         0%          .61%
Mellon Capital Management/JNL Bond Index Fund****                                .60%           .01%+         0%          .61%
Mellon Capital Management/JNL International Index Fund****                       .65%           .01%+         0%          .66%
Oppenheimer/JNL Global Growth Fund                                              1.05%           .01%+         0%         1.06%
Oppenheimer/JNL Growth Fund                                                     1.00%           .01%+         0%         1.01%
PIMCO/JNL Total Return Bond Fund                                                 .80%           .01%+         0%          .81%
PPM America/JNL Balanced Fund                                                    .81%           .01%          0%          .82%
PPM America/JNL High Yield Bond Fund                                             .81%           .01%+         0%          .82%
PPM America/JNL Money Market Fund                                                .69%             0%          0%          .69%
Putnam/JNL Equity Fund                                                           .96%           .01%          0%          .97%
Putnam/JNL International Equity Fund                                            1.17%           .05%          0%         1.22%
Putnam/JNL Midcap Growth Fund                                                   1.05%           .08%          0%         1.13%
Putnam/JNL Value Equity Fund                                                     .96%           .02%          0%          .98%
S&P/JNL Conservative Growth Fund I***                                            .20%             0%          0%          .20%
S&P/JNL Moderate Growth Fund I***                                                .20%             0%          0%          .20%
S&P/JNL Aggressive Growth Fund I***                                              .20%             0%          0%          .20%
S&P/JNL Very Aggressive Growth Fund I***                                         .20%             0%          0%          .20%
S&P/JNL Equity Growth Fund I***                                                  .20%             0%          0%          .20%
S&P/JNL Equity Aggressive Growth Fund I***                                       .20%             0%          0%          .20%
Salomon Brothers/JNL Global Bond Fund                                            .95%           .01%+         0%          .96%
Salomon Brothers/JNL U.S. Government & Quality Bond Fund                         .79%           .01%+         0%          .80%
T. Rowe Price/JNL Established Growth Fund                                        .92%           .02%          0%          .94%
T. Rowe Price/JNL Mid-Cap Growth Fund                                           1.02%           .01%+         0%         1.03%
T. Rowe Price/JNL Value Fund                                                    1.00%           .12%          0%         1.12%

----------------------------------------------------------------------- ------------------ ------------- ----------- ------------


Certain Funds pay Jackson National Asset Management, LLC, the adviser, an Administrative Fee of .10% for certain services provided to the JNL Series Trust by Jackson National Asset Management, LLC. The Mellon Capital Management/JNL International Index Fund and Oppenheimer/JNL Global Growth Fund pays an Administrative Fee of .15%. The S&P/JNL Funds pay an Administrative Fee of .05%. The Total Fund Annual Expenses reflect the inclusion of the Administrative Fee.


+ The Adviser anticipates that the 12b-1 fee will be less than .01%.


* The Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote services and the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The 12b-1 fee is only paid to the extent that the commission is recaptured. The distribution fee noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

** The Janus/JNL Global Equities Fund (the "Fund") is not available as an investment option. However, the Fund is available as an underlying Fund of the S&P/JNL Conservative Growth Fund I, the S&P/JNL Moderate Growth Fund I, the S&P/JNL Aggressive Growth Fund I, the S&P/JNL Very Aggressive Growth Fund I, the S&P/JNL Equity Growth Fund I and the S&P/JNL Equity Aggressive Growth Fund I.

*** Underlying Fund Expenses. The expenses shown above are the annual operating expenses for the S&P/JNL Funds. Because the S&P/JNL Funds invest in other Fund of the JNL Series Trust, the S&P/JNL Funds will indirectly bear their pro rata share of fees and expenses of the underlying Funds in addition to the expenses shown.

The total annual operating expenses for each S&P/JNL Fund (including both the annual operating expenses for the S&P/JNL Funds and the annual operating expenses for the underlying Funds) could range from .89% to 1.42% (this range reflects an investment in the Funds with the lowest and highest Total Fund Annual Expenses). The table below shows estimated total annual operating expenses for each of the S&P/JNL Funds based on the pro rata share of expenses that the S&P/JNL Funds would bear if they invested in a hypothetical mix of underlying Funds. The adviser believes the expenses shown below to be a likely approximation of the expenses the S&P/JNL Funds will incur based on the actual mix of underlying Funds. The expenses shown below include both the annual operating expenses for the S&P/JNL Funds and the annual operating expenses for the underlying Funds. The actual expenses of each S&P/JNL Fund will be based on the actual mix of underlying Funds in which it invests. The actual expenses may be greater or less than those shown.

  S&P/JNL Conservative Growth Fund I..................................  1.130%
  S&P/JNL Moderate Growth Fund I......................................  1.169%
  S&P/JNL Aggressive Growth Fund I....................................  1.211%
  S&P/JNL Very Aggressive Growth Fund I...............................  1.209%
  S&P/JNL Equity Growth Fund I........................................  1.212%
  S&P/JNL Equity Aggressive Growth Fund I.............................  1.220%

**** The J.P. Morgan/JNL Enhanced S&P 500 (R) Stock Index Fund, the Mellon Capital Management/JNL S&P 500 Index Fund, the Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund, the Mellon Capital Management/JNL Small Cap Index Fund, the Mellon Capital Management/JNL International Index Fund and the Mellon Capital Management/JNL Bond Index Fund (collectively, the "Funds") are not available as investment options. However, the Funds are available as underlying funds of the S&P/JNL Conservative Growth Fund I, S&P/JNL Moderate Growth Fund I, S&P/JNL Aggressive Growth Fund I, S&P/JNL Very Aggressive Growth Fund I, S&P/JNL Equity Growth Fund I, and the S&P/JNL Equity Aggressive Growth Fund I.


Examples. You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

     (a)if you do not surrender your contract or if you begin receiving income payments from your contract after the first year;
     (b)if you surrender your contract at the end of each time period.


                                                                                        Time Periods
-------------------------------------------------------------------------------- ------- --------- -------- ---------

                                                                                   1        3         5        10
Division Name                                                                     year    years     years    years

-------------------------------------------------------------------------------- ------- --------- -------- ---------

AIM/JNL Large Cap Growth Division                                       (a)     $26      $79       $135     $288
                                                                        (b)      96      129        165      288
AIM/JNL Small Cap Growth Division                                       (a)      26       81        138      292
                                                                        (b)      96      131        168      292
AIM/JNL Premier Equity II Division                                      (a)      25       78        133      283
                                                                        (b)      95      128        163      283
Alger/JNL Growth Division                                               (a)      26       78        134      286
                                                                        (b)      96      128        164      286
Alliance Capital/JNL Growth Division                                    (a)      24       72        124      266
                                                                        (b)      94      122        154      266
Eagle/JNL Core Equity Division                                          (a)      25       76        130      278
                                                                        (b)      95      126        160      278
Eagle/JNL SmallCap Equity Division                                      (a)      25       78        133      284
                                                                        (b)      95      128        163      284
J.P. Morgan/JNL Enhanced S&P 500(R)Stock Index Division*                (a)      24       73        125      268
                                                                        (b)      94      123        155      268
Janus/JNL Aggressive Growth Division                                    (a)      25       76        130      277
                                                                        (b)      95      126        160      277
Janus/JNL Balanced Division                                             (a)      25       78        134      285
                                                                        (b)      95      128        164      285
Janus/JNL Capital Growth Division                                       (a)      25       76        131      279
                                                                        (b)      95      126        161      279
Janus/JNL Global Equities Division**                                    (a)      25       78        133      284
                                                                        (b)      95      128        163      284
Lazard/JNL Mid Cap Value Division                                       (a)      26       79        136      289
                                                                        (b)      96      129        166      289
Lazard/JNL Small Cap Value Division                                     (a)      26       81        139      294
                                                                        (b)      96      131        169      294
Mellon Capital Management/JNL S&P 500 Index Division***                  (a)     21       64        110      237
                                                                         (b)     91      114        140      237
Mellon Capital Management/JNL S&P 400 Mid Cap Index Division***          (a)     21       64        110      237
                                                                         (b)     91      114        140      237
Mellon Capital Management/JNL Small Cap Index Division***                (a)     21       64        110      237
                                                                         (b)     91      114        140      237
Mellon Capital Management/JNL International Index Division***            (a)     21       65        112      242
                                                                         (b)     91      115        142      242
Mellon Capital Management/JNL Bond Index Division***                     (a)     21       64        110      237
                                                                         (b)     91      114        140      237
Oppenheimer/JNL Global Growth Division                                   (a)     25       78        133      283
                                                                         (b)     95      128        163      283
Oppenheimer/JNL Growth Division                                          (a)     25       76        130      278
                                                                         (b)     95      126        160      278
PIMCO/JNL Total Return Bond Division                                     (a)     23       70        120      257
                                                                         (b)     93      120        150      257
PPM America/JNL Balanced Division                                        (a)     23       70        120      258
                                                                         (b)     93      120        150      258
PPM America/JNL High Yield Bond Division                                 (a)     23       70        120      258
                                                                         (b)     93      120        150      258
PPM America/JNL Money Market Division                                    (a)     22       66        114      245
                                                                         (b)     92      116        144      245
Putnam/JNL Equity Division                                               (a)     24       75        128      274
                                                                         (b)     94      125        158      274
Putnam/JNL International Equity Division                                 (a)     27       82        141      298
                                                                         (b)     97      132        171      298
Putnam/JNL Midcap Growth Division                                        (a)     26       80        136      290
                                                                         (b)     96      130        166      290
Putnam/JNL Value Equity Division                                         (a)     24       75        129      275
                                                                         (b)     94      125        159      275
S&P/JNL Conservative Growth Division I                                   (a)     17       51         89      193
                                                                         (b)     87      101        119      193
S&P/JNL Moderate Growth Division I                                      (a)      17       51         89      193
                                                                        (b)      87      101        119      193
S&P/JNL Aggressive Growth Division I                                    (a)      17       51         89      193
                                                                        (b)      87      101        119      193
S&P/JNL Very Aggressive Growth Division I                               (a)      17       51         89      193
                                                                        (b)      87      101        119      193
S&P/JNL Equity Growth Division I                                        (a)      17       51         89      193
                                                                        (b)      87      101        119      193
S&P/JNL Equity Aggressive Growth Division I                             (a)      17       51         89      193
                                                                        (b)      87      101        119      193
Salomon Brothers/JNL Global Bond Division                               (a)      24       75        128      273
                                                                        (b)      94      125        158      273
Salomon Brothers/JNL U.S. Government & Quality Bond Division            (a)      23       70        119      256
                                                                        (b)      93      120        149      256
T. Rowe Price/JNL Established Growth Division                           (a)      24       74        127      271
                                                                        (b)      94      124        157      271
T. Rowe Price/JNL Mid-Cap Growth Division                               (a)      25       77        131      280
                                                                        (b)      95      127        161      280
T. Rowe Price/JNL Value Division                                        (a)      26       79        136      289
                                                                        (b)      96      129        166      289

-------------------------------------------------------------------------------- ------- --------- -------- ---------



Explanation of Fee Table and Examples. The purpose of the Fee Table and Examples is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The Examples reflect the expenses of the separate account and the Funds. Premium taxes may also apply.


The Examples reflect the contract maintenance charge which is determined by dividing the total amount of such charges expected to be collected during the year by the total estimated average net assets of the investment divisions.

The Examples do not represent past or future expenses. The actual expenses that you incur may be greater or less than those shown.

Financial Statements. An accumulation unit value history is contained in Appendix A.

You can find the following financial statements in the SAI:


     o the financial statements of the Separate Account for the year ended December 31, 2001

     o the financial statements of Jackson National NY for the year ended December 31, 2001

The Separate Account's financial statements for the year ended December 31, 2001, and the financial statements of Jackson National NY for the year ended December 31, 2001, have been audited by KPMG LLP, independent accountants.


                              THE ANNUITY CONTRACT

The fixed and variable annuity contract offered by Jackson National NY is a contract between you, the owner, and Jackson National NY, an insurance company. The contract provides a means for allocating on a tax-deferred basis to guaranteed fixed accounts and investment divisions. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.

The contract, like all deferred annuity contracts, has two phases: (1) the accumulation phase, and (2) the income phase. Withdrawals under a non-qualified contract will be taxable on an "income first" basis. This means that any withdrawal from a non-qualified contract that does not exceed the accumulated income under the contract will be taxable in full. Any withdrawals under a tax-qualified contract will be taxable except to the extent that they are allocable to an investment in the contract (any after-tax contributions). In most cases, there will be little or no investment in the contract for a tax-qualified contract because contributions will have been made on a pre-tax or tax-deductible basis. Income payments under either a non-qualified contract or a tax-qualified contract will be taxable except to the extent that they represent a partial repayment of the investment in the contract.

The contract offers guaranteed fixed accounts. The guaranteed fixed accounts each offer a minimum interest rate that is guaranteed by Jackson National NY for the duration of the guaranteed fixed account period. While your money is in a guaranteed fixed account, the interest your money earns and your principal are guaranteed by Jackson National NY. The value of a guaranteed fixed account may be reduced if you make a withdrawal prior to the end of the guaranteed fixed account period, but will never be less than the premium payments accumulated at 3% per year. If you choose to have your annuity payments come from the guaranteed fixed accounts, your payments will remain level throughout the entire income phase.

The contract also offers investment divisions. The investment divisions are designed to offer the potential for a higher return than the guaranteed fixed accounts. However, this is not guaranteed. It is possible for you to lose your money. If you put money in the investment divisions, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the performance of the investment divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the investment divisions you choose for the income phase.

As the owner, you can exercise all the rights under the contract. You and your spouse can be joint owners. You can assign the contract at any time during your lifetime but Jackson National NY will not be bound until it receives written notice of the assignment. An assignment may be a taxable event.

The contracts described in this prospectus are single premium deferred annuities and may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout the prospectus to "contract(s)" shall also mean "certificate(s)."



                                   THE COMPANY


Jackson National NY is a stock life insurance company organized under the laws of the state of New York in July 1995. Its legal domicile and principal business address is 2900 Westchester Avenue, Purchase, New York 10577. Jackson National NY is admitted to conduct life insurance and annuity business in the states of Delaware, New York and Michigan. Jackson National NY is ultimately a wholly-owned subsidiary of Prudential plc (London, England).


Jackson National NY has responsibility for administration of the contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each contract owner and the number and type of contracts issued to each contract owner, and records with respect to the value of each contract.

                          THE GUARANTEED FIXED ACCOUNTS

If you select a guaranteed fixed account, your money will be placed with Jackson National NY's other assets. The guaranteed fixed accounts are not registered with the SEC and the SEC does not review the information we provide to you about the guaranteed fixed accounts. Your contract contains a more complete description of the guaranteed fixed accounts.

                              THE SEPARATE ACCOUNT

The JNLNY Separate Account I was established by Jackson National NY on September 12, 1997, pursuant to the provisions of New York law, as a segregated asset account of the company. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

The assets of the separate account legally belong to Jackson National NY and the obligations under the contracts are obligations of Jackson National NY. However, the contract assets in the separate account are not chargeable with liabilities arising out of any other business Jackson National NY may conduct. All of the income, gains and losses resulting from these assets are credited to or charged against the contracts and not against any other contracts Jackson National NY may issue.

The separate account is divided into investment divisions. Jackson National NY does not guarantee the investment performance of the separate account or the investment divisions.

                              INVESTMENT DIVISIONS

You can put money in any or all of the investment divisions; however, you may not allocate your money to more than eighteen variable options plus the guaranteed fixed accounts during the life of your contract. The investment divisions purchase shares of the following mutual funds:


JNL  Series Trust
AIM/JNL Large Cap Growth Fund
AIM/JNL Small Cap Growth Fund
AIM/JNL Premier Equity II Fund
Alger/JNL Growth Fund
Alliance Capital/JNL Growth Fund
Eagle/JNL Core Equity Fund
Eagle/JNL SmallCap Equity Fund
Janus/JNL Aggressive Growth Fund
Janus/JNL Balanced Fund
Janus/JNL Capital Growth Fund
Lazard/JNL Mid Cap Value Fund
Lazard/JNL Small Cap Value Fund
Oppenheimer/JNL Global Growth Fund
Oppenheimer/JNL Growth Fund
PIMCO/JNL Total Return Bond Fund
PPM America/JNL Balanced Fund
PPM America/JNL High Yield Bond Fund
PPM America/JNL Money Market Fund
Putnam/JNL Equity Fund
Putnam/JNL International Equity Fund
Putnam/JNL Midcap Growth Fund
Putnam/JNL Value Equity Fund
S&P/JNL Conservative Growth Fund I
S&P/JNL Moderate Growth Fund I
S&P/JNL Aggressive Growth Fund I
S&P/JNL Very Aggressive Growth Fund I
S&P/JNL Equity Growth Fund I
S&P/JNL Equity Aggressive Growth Fund I
Salomon Brothers/JNL Global Bond Fund
Salomon Brothers/JNL U.S. Government & Quality Bond Fund
T. Rowe Price/JNL Established Growth Fund
T. Rowe Price/JNL Mid-Cap Growth Fund
T. Rowe Price/JNL Value Fund

The Funds are described in the attached prospectuses for the JNL Series Trust. Jackson National Asset Management, LLC serves as investment adviser for all of the Funds. The sub-adviser for each Fund is listed in the following table:


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Sub-Adviser                                             Fund

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AIM Capital Management, Inc.                            AIM/JNL Large Cap Growth Fund
                                                        AIM/JNL Small Cap Growth Fund
                                                        AIM/JNL Premier Equity II Fund

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Alliance Capital Management L.P.                        Alliance Capital/JNL Growth Fund

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Fred Alger Management, Inc.                             Alger/JNL Growth Fund

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Eagle Asset Management, Inc.                            Eagle/JNL Core Equity Fund
                                                        Eagle/JNL SmallCap Equity Fund

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J.P. Morgan Investment Management Inc.                  J.P. Morgan/JNL Enhanced S&P 500(R)Stock Index Fund**

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Janus Capital Corporation                               Janus/JNL Aggressive Growth Fund
                                                        Janus/JNL Balanced Fund
                                                        Janus/JNL Capital Growth Fund
                                                        Janus/JNL Global Equities Fund*

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Lazard Asset Management                                 Lazard/JNL Mid Cap Value Fund
                                                        Lazard/JNL Small Cap Value Fund

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Mellon Capital Management Corporation                   Mellon Capital Management/JNL S&P 500 Index Fund **
                                                        Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund **
                                                        Mellon Capital Management/JNL Small Cap Index Fund **
                                                        Mellon Capital Management/JNL International Index Fund **
                                                        Mellon Capital Management/JNL Bond Index Fund **

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OppenheimerFunds, Inc                                   Oppenheimer/JNL Global Growth Fund
                                                        Oppenheimer/JNL Growth Fund

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Pacific Investment Management Company                   PIMCO/JNL Total Return Bond Fund

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Putnam Investment Management, Inc.                      Putnam/JNL Equity Fund
                                                        Putnam/JNL International Equity Fund
                                                        Putnam/JNL Midcap Growth Fund
                                                        Putnam/JNL Value Equity Fund

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Standard & Poor's Investment Advisory Services, Inc.    S&P/JNL Conservative Growth Fund I
                                                        S&P/JNL Moderate Growth Fund I
                                                        S&P/JNL Aggressive Growth Fund I
                                                        S&P/JNL Very Aggressive Growth Fund I
                                                        S&P/JNL Equity Growth Fund I
                                                        S&P/JNL Equity Aggressive Growth Fund I

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PPM America, Inc.                                       PPM America/JNL Balanced Fund
                                                        PPM America/JNL High Yield Bond Fund
                                                        PPM America/JNL Money Market Fund

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Salomon Brothers Asset Management Inc.                  Salomon Brothers/JNL Global Bond Fund
                                                        Salomon Brothers/JNL U.S. Government & Quality Bond Fund

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T. Rowe Price Associates, Inc.                          T. Rowe Price/JNL Established Growth Fund
                                                        T. Rowe Price/JNL Mid-Cap Growth Fund
                                                        T. Rowe Price/JNL Value Fund

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* The Janus/JNL Global Equities Fund (the "Fund") is not available as an investment option. However, the Fund is available as an underlying Fund of the S&P/JNL Conservative Growth Fund I, the S&P/JNL Moderate Growth Fund I, the S&P/JNL Aggressive Growth Fund I, the S&P/JNL Very Aggressive Growth Fund I, the S&P/JNL Equity Growth Fund I and the S&P/JNL Equity Aggressive Growth Fund I.

** The J.P. Morgan/JNL S&P 500 (R) Stock Index Fund, the Mellon Capital Management/JNL S&P 500 Index Fund, the Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund, the Mellon Capital Management/JNL Small Cap Index Fund, the Mellon Capital Management/JNL International Index Fund and the Mellon Capital Management/JNL Bond Index Fund (collectively, the "Funds") are not available as investment options. However, the Funds are available as underlying funds of the S&P/JNL Conservative Growth Fund I, S&P/JNL Moderate Growth Fund I, S&P/JNL Aggressive Growth Fund I, S&P/JNL Very Aggressive Growth Fund I, S&P/JNL Equity Growth Fund I, and the S&P/JNL Equity Aggressive Growth Fund I.

The investment objectives and policies of certain of the Funds are similar to the investment objectives and policies of other mutual funds that certain of the investment sub-advisers manage. Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the result of such mutual funds. We cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers. The Funds described are available only through variable annuity contracts issued by Jackson National NY. They are NOT offered or made available to the general public directly.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

Depending on market conditions, you can make or lose money in any of the investment divisions that invest in the Fund. You should read the prospectuses for the JNL Series Trust carefully before investing. Additional Fund and investment divisions may be available in the future.

Voting Rights. To the extent required by law, Jackson National NY will obtain from you and other owners of the contracts instructions as to how to vote when a Fund solicits proxies in conjunction with a vote of shareholders. When Jackson National NY receives instructions, we will vote all the shares Jackson National NY owns in proportion to those instructions.

Substitution. Jackson National NY may be required, or determine in its sole discretion to, substitute a different mutual fund for the one in which the investment division is currently invested. We will not do this without any required approval of the SEC. Jackson National NY will give you notice of such transactions.


                                CONTRACT CHARGES

There are charges and other expenses associated with the contracts that reduce the return on your investment in the contract. These charges may be a lesser amount where required by state law or as described below, but will not be increased. These charges and expenses are:

Insurance Charges. Each day Jackson National NY makes a deduction for its insurance charges. We do this as part of our calculation of the value of the accumulation units and annuity units. On an annual basis, this charge equals 1.40% of the daily value of the contracts invested in an investment division, after expenses have been deducted. This charge does not apply to the guaranteed fixed accounts.

This charge is for the mortality risks, expense risks and administrative expenses assumed by Jackson National NY. The mortality risks that Jackson National NY assumes arise from our obligations under the contracts:

     o to make income payments for the life of the annuitant during the income phase;

     o    to waive the withdrawal charge in the event of your death; and

     o    to provide a standard death benefit prior to the income date.

The expense risk that Jackson National NY assumes is the risk that our actual cost of administering the contracts and the investment divisions will exceed the amount that we receive from the administration charge and the contract maintenance charge.

Contract Maintenance Charge. During the accumulation phase, Jackson National NY deducts a $30 annual contract maintenance charge on each anniversary of the date on which your contract was issued. If you make a complete withdrawal from your contract, the contract maintenance charge will also be deducted. This charge is for administrative expenses.


Jackson National NY will not deduct this charge if, when the deduction is to be made, the value of your contract is $50,000 or more. Jackson National NY may discontinue this practice at any time.


Transfer Fee. A transfer fee of $25 will apply to transfers in excess of 15 in a contract year. Jackson National NY may waive the transfer fee in connection with pre-authorized automatic transfer programs, or may charge a lesser fee where required by state law.


Commutation Fee. If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the periods for which payments are guaranteed to be made under income option 3 your beneficiary elects to receive a lump sum payment, the amount received will be reduced by (a) minus (b) where:

          o (a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

          o (b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a). o

Withdrawal Charge. During the accumulation phase, you can make withdrawals from your contract without imposition of a Withdrawal Charge of:

          o premiums which are not subject to a Withdrawal Charge (premiums in your annuity for seven years or longer and not previously withdrawn),

          o    earnings, and

          o for the first withdrawal of premium of the year, 10% of premium paid that is still subject to a Withdrawal Charge (not yet withdrawn), less earnings ("Free Withdrawal").

Withdrawals in excess of that will be charged a Withdrawal Charge starting at 7% in the first year and declining 1% a year to 0% after 7 years. The Withdrawal Charge compensates us for costs associated with selling the contracts.

For purposes of the withdrawal charge, Jackson National NY treats withdrawals as coming from the oldest premium payment first. If you make a full withdrawal, the Withdrawal Charge is based on premiums remaining in the contract. If you make a full withdrawal you will not receive the benefit of the Free Withdrawal and the entire amount withdrawn will be subject to a Withdrawal Charge. If you withdraw only part of the value of your contract, we deduct the Withdrawal Charge from the remaining value in your contract.

Note: Withdrawals under a non-qualified contract will be taxable on an "income first" basis. This means that any withdrawal from a non-qualified contract that does not exceed the accumulated income under the contract will be taxable in full. Any withdrawals under a tax-qualified contract will be taxable except to the extent that they are allocable to an investment in the contract (any after-tax contributions). In most cases, there will be little or no investment in the contract for a tax-qualified contract because contributions will have been made on a pre-tax or tax-deductible basis.

Jackson National NY does not assess the Withdrawal Charge on any payments paid out as (1) income payments, (2) death benefits, or (3) withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code.

Jackson National NY may reduce or eliminate the amount of the Withdrawal Charge when the contract is sold under circumstances which reduce its sales expense. Some examples are: the purchase of a contract by a large group of individuals or an existing relationship between Jackson National NY and a prospective purchaser. Jackson National NY may not deduct a Withdrawal Charge under a contract issued to an officer, director, agent or employee of Jackson National NY or any of its affiliates.


Other Expenses. Jackson National NY pays the operating expenses of the Separate Account.


There are deductions from and expenses paid out of the assets of the Fund. These expenses are described in the attached prospectus for the JNL Series Trust.

Certain Funds pay Jackson National Asset Management, LLC, the adviser, an Administrative Fee of .10% for certain services provided to the JNL Series Trust by Jackson National Asset Management, LLC. The Mellon Capital Management/JNL International Index Fund and Oppenheimer/JNL Global Growth Fund pays an Administrative Fee of .15%. The S&P/JNL Funds pay an Administrative Fee of .05%.


Premium Taxes. Some governmental entities charge premium taxes or other similar taxes. Jackson National NY is responsible for the payment of these taxes and may make a deduction from the value of the contract for them. Premium taxes generally range from 0% to 4% depending on the state. New York does not currently impose a premium tax on annuity premiums.

Income Taxes. Jackson National NY reserves the right, when calculating unit values, to deduct a credit or charge with respect to any taxes paid by or reserved for Jackson National during the valuation period which are determined by Jackson National to be attributable to the operation of the investment division. No federal income taxes are applicable under present law, and we are not making any such deduction.

Distribution of Contracts. Jackson National Life Distributors, Inc. is located at 401 Wilshire Boulevard, Suite 1200, Santa Monica, California 90401 and serves as the distributor of the contracts. Jackson National Life Distributors, Inc. and Jackson National NY are wholly-owned subsidiaries of Jackson National Life Insurance Company.

Commissions will be paid to broker-dealers who sell the contracts. While commissions may vary, they are not expected to exceed 8% of any premium payment. Under certain circumstances, Jackson National NY may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions. While overrides may vary, they are not expected to exceed .25% of any premium payment. Jackson National NY may under certain circumstances where permitted by applicable law, pay a bonus to a contract purchaser to the extent the broker-dealer waives its commission. Jackson National NY may use any of its corporate assets to cover the cost of distribution, including any profit from the contract insurance charges. Jackson National is affiliated with the following broker-dealers: National Planning Corporation, SII Investments, Inc., IFC Holdings, Inc. D/B/A Invest Financial Corporation and Investment Centers of America, Inc.



                                    PURCHASES

Minimum Initial Premium:

          o    $5,000 under most circumstances

          o    $2,000 for a qualified plan contract

          o    The maximum we accept without our prior approval is $1 million.


Minimum Additional Premiums:

          o    $500

          o    $50 under the automatic payment plan

          o    You  can  pay   additional   premiums  at  any  time  during  the
               accumulation phase.

The minimum that you may allocate to a guaranteed fixed account or investment division is $100. There is a $100 minimum balance requirement for each guaranteed fixed account and investment division.

Allocations of Premium. When you purchase a contract, Jackson National NY will allocate your premium to one or more of the Allocation Options you have selected. Your allocations must be in whole percentages ranging from 0% to 100%. Jackson National NY will allocate additional premiums in the same way unless you tell us otherwise.

There may be more than eighteen variable options available under the contract; however, you may not allocate your money to more than eighteen variable options plus the guaranteed fixed accounts during the life of your contract.

Jackson National NY will issue your contract and allocate your first premium within 2 business days after we receive your first premium and all information required by us for purchase of a contract. If we do not receive all of the required information, we will contact you to get the necessary information. If for some reason Jackson National NY is unable to complete this process within 5 business days, we will either return your money or get your permission to keep it until we receive all of the required information.

The Jackson National NY business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.


Capital Protection Program. Jackson National NY offers a Capital Protection program that a policy owner may request. Under this program, Jackson National NY will allocate part of the premium to the guaranteed fixed account you select so that such part, based on that guaranteed fixed account's interest rate in effect on the date of allocation, will equal at the end of a selected period of 1, 3, 5, or 7 years, the total premium paid. The rest of the premium will be allocated to the investment divisions based on your allocation. If any part of the guaranteed fixed account value is surrendered or transferred before the end of the selected guarantee period, the value at the end of that period will not equal the original premium.

For an example of Capital Protection, assume you made a premium payment of $10,000 when the interest rate for the 3-year guaranteed period was 3.00% per year. We would allocate $9,152 to that guarantee period because $9,152 would increase at that interest rate to $10,000 after three years, assuming no withdrawals are taken. The remaining $848 of the payment would be allocated to the Investment Division(s) you selected.

Alternatively, assume Jackson National NY receives a premium payment of $10,000 when the interest rate for the 7-year period is 6.75% per year. Jackson National NY will allocate $6,331 to that guarantee period because $6,331 will increase at that interest rate to $10,000 after 7 years. The remaining $3,669 of the payment will be allocated to the investment divisions you select.

Thus, as these examples demonstrate, the shorter guarantee periods require allocation of substantially all premium to achieve the intended result. In each case, the results will depend on the interest rate declared for the guarantee period.


Accumulation Units. The contract value allocated to the investment divisions will go up or down depending on the performance of the divisions. In order to keep track of the value of your contract, Jackson National NY uses a unit of measure called an accumulation unit. During the income phase it is called an annuity unit.

Every business day Jackson National NY determines the value of an accumulation unit for each of the investment divisions. This is done by:

          1. determining the total amount of assets held in the particular investment division;

          2. subtracting any insurance charges and any other charges, such as taxes;

          3. dividing this amount by the number of outstanding accumulation units.

The value of an accumulation unit may go up or down from day to day.

When you make a premium payment, Jackson National NY credits your contract with accumulation units. The number of accumulation units credited is determined at the close of Jackson National NY's business day by dividing the amount of the premium allocated to any investment division by the value of the accumulation unit for that investment division.

                                    TRANSFERS

You can transfer money among the Allocation Options during the accumulation phase, subject to certain terms and conditions. During the income phase, you can transfer money between investment divisions.

You can make 15 transfers every year during the accumulation phase without charge. The minimum amount that you can transfer is $100 (unless the transfer is made under a pre-authorized automatic transfer program). If the remaining value in a guaranteed fixed account or investment division would be less than $100 after a transfer, you must transfer the entire value or you may not make the transfer.


Restrictions on Transfers. To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request and to restrict you from making transfers on consecutive business days. In addition, your right to make transfers may be modified if we determine that the exercise by one or more Contract owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which we consider to be to the disadvantage of other owners. A modification could be applied to transfers to or from one or more of the Investment Divisions, and could include, but are not limited to:

          o    requiring a minimum time period between each transfer;

          o limiting transfer requests from an agent acting on behalf of one or more Contract owners or under a power of attorney on behalf of one or more Contract owners; or

          o    limiting the dollar amount that you may transfer at any one time.



Telephone Transactions. You may make transfers by telephone, unless you elect not to have this privilege. When authorizing a transfer, you must complete your telephone call by the close of Jackson National NY's business day (usually 4:00 p.m. Eastern time) in order to receive that day's accumulation unit value for an investment division.

Jackson National NY has procedures which are designed to provide reasonable assurance that telephone authorizations are genuine. Our procedures include requesting identifying information and tape recording telephone communications. Jackson National NY and its affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a telephone transfer which was not properly authorized by you. However, if Jackson National NY fails to employ reasonable procedures to ensure that all telephone transfers are properly authorized, we may be held liable for such losses. Jackson National NY reserves the right to modify or discontinue at any time and without notice the acceptance of instructions from someone other than you and/or the telephone transfer privilege.

                              ACCESS TO YOUR MONEY

You can have access to the money in your contract:

          o    by making either a partial or complete withdrawal, or

          o    by electing to receive income payments.

Your beneficiary can have access to the money in your contract when a death benefit is paid.

When you make a complete withdrawal you will receive:

          1.   the value of the contract on the day you made the withdrawal;

          2.   less any premium tax;

          3.   less any contract maintenance charge; and

          4.   less any withdrawal charge.

Except in connection with the systematic withdrawal program, you must withdraw at least $500 or, if less, the entire amount in the guaranteed fixed account or investment division from which you are making the withdrawal. After your withdrawal, you must have at least $100 left in the guaranteed fixed account or investment division.

Your withdrawal request must be in writing. Jackson National will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse contract holder monies.

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.

There are limitations on withdrawals from qualified plans.  See "Taxes."

Systematic Withdrawal Program. You can arrange to have money automatically sent to you periodically while your contract is still in the accumulation phase. You will have to pay taxes on money you receive. In addition, withdrawals you make before you reach 59 1/2 may be subject to a 10% tax penalty.

We reserve the right to charge a fee for participation or to discontinue offering this program in the future.

Suspension of Withdrawals or Transfers. Jackson National NY may be required to suspend or delay withdrawals or transfers from an investment division when:

          a) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

          b)   trading on the New York Stock Exchange is restricted;

          c) an emergency exists so that it is not reasonably practicable to dispose of securities in the Separate Account or determine the division value of its assets; or,

          d)   the SEC, by order, may permit for the protection of owners.

The applicable rules and regulations of the SEC will govern whether the conditions described in (b) and/or (c) exist.

Jackson National NY has reserved the right to defer payment for a withdrawal or transfer from the guaranteed fixed accounts for the period permitted by law, but not more than six months.

                       INCOME PAYMENTS (THE INCOME PHASE)

The income phase occurs when you begin receiving regular payments from your contract. The income date is the month and year in which those payments begin. The income date must be at least one year after your contract is issued. You can choose the income date and an income option. The income options are described below.

If you do not choose an income option, we will assume that you selected Option 3 which provides a life annuity with 120 months of guaranteed payments.

You can change the income date or income option at any time before the income date. You must give us notice 7 days before the scheduled income date. Income payments must begin by your 90th birthday under a non-qualified contract (or an earlier date if required by law).

At the income date, you can choose whether payments will come from the guaranteed fixed accounts, the investment divisions or both. Unless you tell us otherwise, your income payments will be based on the investment allocations that were in place on the income date.

You can choose to have income payments made monthly, quarterly, semi-annually, or annually. However, if you have less than $2,000 to apply toward an income option and state law permits, Jackson National NY may provide your payment in a single lump sum. Likewise, if your first income payment would be less than $20 and state law permits, Jackson National NY may set the frequency of payments so that the first payment would be at least $20.

Income Payments from Investment Divisions. If you choose to have any portion of your income payments come from the investment division(s), the dollar amount of your payment will depend upon three things:

          1. the value of your contract in the investment division(s) on the income date;

          2. the 3% assumed investment rate used in the annuity table for the contract; and

          3.   the performance of the investment divisions you selected.

Jackson National NY calculates the dollar amount of the first income payment that you receive from the investment divisions. We then use that amount to determine the number of annuity units that you hold in each investment division. The amount of each subsequent income payment is determined by multiplying the number of annuity units that you hold in an investment division by the annuity unit value for that investment division.


The number of annuity units that you hold in each investment division does not change unless you reallocate your contract value among the investment divisions. The annuity unit value of each investment division will vary based on the investment performance of the Fund. If the actual investment performance exactly matches the assumed rate at all times, the amount of each income payment will remain equal. If the actual investment performance exceeds the assumed rate, your income payments will increase. Similarly, if the actual investment performance is less than the assumed rate, your income payments will decrease.


Income  Options.  The annuitant is the person whose life we look to when we make
income  payments.   (Each  description  assumes  that  you  are  the  owner  and annuitant.)

          Option 1 - Life Income. This income option provides monthly payments for your life.

          Option 2 - Joint and Survivor Annuity. This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you.


          Option 3 - Life Annuity With 120 or 240 Monthly fixed periods. This income option provides monthly payments for the annuitant's life, but with payments continuing to the beneficiary for the remainder of 10 or 20 years (as you select) if the annuitant dies before the end of the selected period. If the beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

          Option 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. If the beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.


          Additional Options - Other income options may be made available by Jackson National NY.

                                  DEATH BENEFIT

The death benefit is calculated as of the date we receive complete claim forms and proof of death from the beneficiary of record.

Death of Owner Before the Income Date. If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit. If you have a joint owner, the death benefit will be paid when the first joint owner dies and the surviving joint owner will be treated as the beneficiary. Any other beneficiary designated will be treated as a contingent beneficiary. A contingent beneficiary is entitled to receive payment only after the beneficiary dies. Jackson National may limit permissible joint owners to spouses.

The death benefit equals the greatest of:

          1.   current contract value;

          2.   the total premiums paid prior to your death, minus the sum of:

               a.   withdrawals and withdrawal charges, and

               b.   premium taxes;

          the greatest anniversary value prior to your 86th birthday. The anniversary value is the contract value on the first day of a contract year, less any withdrawals and withdrawal charges, plus any additional premiums since that day.


The death benefit can be paid under one of the following death benefit options:

          o    single lump sum payment; or

          o payment of entire death benefit within 5 years of the date of death; or

          o payment of the entire death benefit under an income option over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy; or payment of a portion of the death benefit under an income option over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy, with the balance of the death benefit payable to the beneficiary.

Under these income options, the beneficiary may also elect to receive additional lump sums at any time. The receipt of any additional lump sums will reduce the future income payments to the beneficiary.

Unless the beneficiary chooses to receive the death benefit in a single sum, the beneficiary must elect an income option within the 60day period beginning with the date Jackson National NY receives proof of death and payments must begin within one year of the date of death. If the beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, Jackson National NY will pay the death benefit within 7 days. If the beneficiary is your spouse, he/she can continue the contract in his/her own name at the then current contract value.

As owner, you may also make a predetermined selection of the death benefit option to be paid if your death occurs before the Income Date. If this Preselected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code. The Preselected Death Benefit Option may not be available in your state.

Special Spousal Continuation Option. If your spouse is the beneficiary and elects to continue the Contract in his or her own name after your death, no death benefit will be paid at that time. Instead, we will contribute to the Contract a Continuation Adjustment, which is the amount by which the death benefit that would have been payable exceeds the contract value. We calculate this amount using the contract value and death benefit as of the date we receive completed forms and due proof of death from the beneficiary of record and the spousal beneficiary's written request to continue the Contract (the "Continuation Date"). We will add this amount to the Contract based on the allocation instructions at the time of your death, subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse. The Special Spousal Continuation Option may not be available in your state or through the broker-dealer with which your financial advisor is affiliated. See your financial advisor for information regarding the availability of the Special Spousal Continuation Option.

If your spouse continues the Contract in his/her own name, the new contract value will be considered the initial premium for purposes of determining any future death benefit under the Contract. The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract.

If your spouse elects to continue the Contract, your spouse, as new owner, cannot terminate any optional benefit you elected. The Contract and its optional benefits remain the same. Your spouse will also be subject to the same fees, charges and expenses under the Contract as you were.

If you have elected the Preselected Death Benefit Option Election, the Contract cannot be continued under the Special Spousal Continuation Option unless preventing continuation would be prohibited by the Internal Revenue Code. The Preselected Death Benefit Option may not be available in your state.


Death of Owner On or After the Income Date. If you or a joint owner die on or after the income date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death.

Death of Annuitant. If the annuitant is not an owner or joint owner and the annuitant dies before the income date, you can name a new annuitant. If you do not name a new annuitant within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death of the annuitant will be treated as the death of the owner, and a new annuitant may not be named.

If the annuitant dies on or after the income date, any remaining payments will be as provided for in the income option selected. Any remaining payments will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

                                      TAXES

The following is only general information and is not intended as tax advice to any individual. Additional tax information is included in the SAI. You should consult your own tax adviser as to how these general rules will apply to you if you purchase a contract.


Tax-Qualified and Non-Qualified Contracts. If you purchase the contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as 403(b) contract), or pension and profit-sharing plan (including a 401(k) Plans or H.R. 10 Plan), your contract will be what is referred to as a qualified contract. Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract, and not for the purpose of obtaining tax deferral. You should consult your own adviser regarding these features and benefits of the contract prior to purchasing a tax-qualified contract.


If you do not purchase the contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your contract will be what is referred to as a non-qualified contract.

The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified contract will vary depending on the specific tax rules applicable to your contract and your particular circumstances.

Non-Qualified Contracts - General Taxation. Increases in the value of a non-qualified contract attributable to undistributed earnings are generally not taxable to the contract owner or the annuitant until a distribution (either as a withdrawal or as an income payment) is made from the contract. This tax deferral is generally not available under a non-qualified contract owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the contract as an agent for a natural person). Also loans based on a non-qualified contract are treated as distributions.


Non-Qualified Contracts - Withdrawals and Income Payments. Any withdrawal from a non-qualified contract is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the contract. A part of each income payment under a nonqualified contract is generally treated as a non-taxable return of premium. The balance of each income payment is taxable as ordinary income. The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the contract and the length of the period over which income payments are to be made. Income payments received after you have received all of your investment in the contract are fully taxable as ordinary income. Additional information is provided in the SAI.

The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified contract. This penalty tax will not apply to any amounts: (1) paid on or after the taxpayer reaches age 59 1/2; (2) paid to a beneficiary after you die; (3) paid if the recipient becomes totally disabled (as that term is defined in the Code); (4) paid in a Fund of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy of the recipient or of the recipient and a beneficiary; (5) paid under an immediate annuity; or (6) which come from premiums made prior to August 14, 1982.


Tax-Qualified Contracts - Withdrawals and Income Payments. The Code imposes limits on loans, withdrawals, and income payments under tax-qualified contracts. These limits and the tax computation rules are summarized in the SAI.

Withdrawals - Tax-Sheltered Annuities. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) leaves his/her job; (3) dies; (4) becomes disabled (as that term is defined in the Code); or (5) in the case of hardship. However, in the case of hardship, the owner can only withdraw the premium and not any earnings.

Withdrawals - Roth IRAs. Subject to certain limitations, individuals may also purchase a new type of non-deductible IRA annuities, known as Roth IRA annuities. Qualified distributions from Roth IRA annuities are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA annuities for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild, or ancestor.


Constructive Withdrawals - Investment Adviser Fees. Withdrawals from non-qualified contracts for the payment of investment adviser fees will be considered taxable distributions from the contract. In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified contract need not be considered a distribution for income tax purposes. Under the facts in these Rulings: (i) there was a written agreement providing for payments of the fees solely from the annuity contract, (ii) the contract owner had no liability for the fees, and
(iii) the fees were paid solely from the annuity contract to the adviser.

Death Benefits. None of the death benefits paid under the contract will be tax-exempt life insurance benefits to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

Status of Greatest Anniversary Value Death Benefit. We believe that current law permits the use of the greatest anniversary value death benefit in IRA contracts because this benefit does not constitute life insurance. We have applied to the Internal Revenue Service for written confirmation of this conclusion. We currently anticipate a favorable response to our request, but we have no certainty of the result. We will accept IRA contributions to purchase a contract with this benefit, but until the receipt of a favorable determination from the IRS, the contract owners are subject to the risk of adverse tax treatment.


Assignment.  An  assignment  of a contract  will  generally be a taxable  event.
Assignments of a tax-qualified contract may also be limited by the Code and ERISA. These limits are summarized in the SAI. You should consult your tax adviser prior to making any assignment of a contract.

Diversification. The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Jackson National believes that the underlying investments are being managed so as to comply with these requirements.

Owner Control. In three Revenue Rulings issued between 1977 and 1982, the Internal Revenue Service (IRS) held that where a contract holder had certain forms of actual or potential control over the investments held under a variable annuity contract, the contract owner had to be treated as the owner of those assets and thus would be taxable on the income and gains produced by those assets. A holder of a contract will not have any of the specific types of control that were described in those Rulings. In addition, in 1999, the IRS announced that it would not apply the holdings of these Rulings to holders of tax-qualified contracts that hold mutual fund shares as investments. However, because of the continuing uncertainty as to the scope and application of these Rulings, Jackson National reserves the right to modify the contract to the extent required to maintain favorable tax treatment.

                                OTHER INFORMATION



Dollar Cost Averaging. You can arrange to automatically have a regular amount of money periodically transferred into the investment divisions from the guaranteed fixed accounts or any of the other investment divisions. This theoretically gives you a lower average cost per unit over time than you would receive if you made a one time purchase. The more volatile investment divisions may not result in lower average costs and such divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets. Certain restrictions may apply.

Earnings Sweep. You can choose to move your earnings from the source accounts (only applicable from the 1-year Fixed Account Option and the Money Market sub-account).


Rebalancing.   You  can  arrange  to  have  Jackson  National  NY  automatically reallocate money between investment divisions periodically to keep the blend you select.

Jackson National NY does not currently charge for participation in this program. We may do so in the future.


Free Look. You may return your contract to the selling agent or Jackson National NY within twenty days after receiving it. Jackson National NY will return the contract value in the Investment Divisions plus any fees and expenses deducted from the premiums prior to allocation to the Investment Divisions plus the full amount of premiums you allocated to the guaranteed fixed accounts, minus any withdrawal from the guaranteed fixed account. We will determine the contract value in the investment divisions as of the date you mail the contract to us or the date you return it to the selling agent. Jackson National NY will return premium payments where required by law.


Advertising. From time to time, Jackson National NY may advertise several types of performance for the investment divisions.

     o Total return is the overall change in the value of an investment in an investment division over a given period of time.

     o Standardized average annual total return is calculated in accordance with SEC guidelines.


     o Non-standardized total return may be for periods other than those required or may otherwise differ from standardized average annual total return. For example, if a Fund has been in existence longer than the investment division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the investment division.


     o Yield refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. Performance will reflect the deduction of the insurance charges and may reflect the deduction of the contract maintenance charge and withdrawal charge. The deduction of the contract maintenance and/or the withdrawal charge would reduce the percentage increase or make greater any percentage decrease.


Market Timing and Asset Allocation Services. Market timing and asset allocation services must comply with Jackson National NY's administrative systems, rules and procedures. Prior to utilizing the market timing and asset allocation services, a market timing agreement which sets forth our rules and procedures must be signed. Because excessive trades in a Fund can hurt the Fund performance and harm contract holders, Jackson National reserves the right to refuse any transfer requests contracts from a market timing and asset allocation service or other non-contract holder that it believes will disadvantage the Fund or the contract holders.

Market timing or asset allocation services may conflict with transactions under Jackson National's dollar cost averaging program, earnings sweep program, automatic rebalancing program or systematic withdrawal program (the "Programs"). Accordingly, when Jackson National receives notice that you have authorized a market timing or asset allocation service to effect transactions on your behalf, Jackson National will automatically terminate your participation in any Program in which you are then enrolled, unless you authorize us in writing to continue your participation.


Modification of the Contract. Only the President, Vice President, Secretary or Assistant Secretary of Jackson National NY may approve a change to or waive a provision of the contract. Any change or waiver must be in writing. Jackson National NY may change the terms of the contract in order to comply with changes in applicable law, or otherwise as deemed necessary by Jackson National NY.

Legal Proceedings. There are no material legal proceedings, other than ordinary routine litigation incidental to the business, to which Jackson National Life Insurance Company NY is a party.


Jackson National is a defendant in a number of civil proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale of insurance products. These matters are sometimes referred to as market conduct litigation. The litigation against JNL seeks to certify various classes of policyholders who purchased life insurance or annuity products from JNL during some period from 1981 to present. JNL has retained national and local counsel experienced in the handling of such litigation, and has obtained favorable rulings in prior similar cases. However, at this time, it is not feasible to make a meaningful estimate of the amount or range of loss, if any, that could result from an unfavorable outcome in such actions.

                                 PRIVACY POLICY

Collection of Nonpublic Personal Information. We collect nonpublic personal information (financial and health) about you from some or all of the following sources:

     o    Information we receive from you on applications or other forms;

     o    Information about your transactions with us;

     o    Information we receive from a consumer reporting agency;

     o Information we obtain from others in the process of verifying information you provide us; and

     o Individually identifiable health information, such as your medical history when you have applied for a life insurance policy.

Disclosure of Current and Former Customer Nonpublic Personal Information. We will not disclose our current and former customers' nonpublic personal information to affiliated or nonaffiliated third parties, except as permitted by law. To the extent permitted by law, we may disclose to either affiliated or nonaffiliated third parties all of the nonpublic personal financial information that we collect about our customers, as described above.

In general, any disclosures to affiliated or nonaffiliated parties will be for the purpose of them providing services for us so that we may more efficiently administer your Contract and process the transactions and services you request. We do not sell information to either affiliated or non-affiliated parties.

We also share customer name and address information with unaffiliated mailers to assist in the mailing of company newsletters and other Contract owner communications. Our agreements with these third party mailers require them to use this information responsibly and restrict their ability to share this information with other parties.

Security to Protect the Confidentiality of Nonpublic Personal Information. We have security practices and procedures in place to prevent unauthorized access to your nonpublic personal information. Our practices of safeguarding your information help protect against the criminal use of the information. Our employees are bound by a Code of Conduct requiring that all information be kept in strict confidence, and they are subject to disciplinary action for violation of the Code.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal and state regulations to guard your nonpublic personal information.

--------------------------------------------------------------------------------

Questions. If you have questions about your contract, you may call or write to us at:

o Jackson National Life NY Annuity Service Center:
  (800) 599-5651, P.O. Box 0809, Denver, Colorado 80263-0809

o Institutional Marketing Group Service Center:
  (800) 777-7779, P.O. Box 30386, Lansing, Michigan 48909-9692.
--------------------------------------------------------------------------------

                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History...........................................................................        2

Services .................................................................................................        2

Purchase of Securities Being Offered .....................................................................        3

Underwriters .............................................................................................        3

Calculation of Performance ...............................................................................        3

Additional Tax Information ...............................................................................        9


Income Payments; Net Investment Factor ...................................................................       20

Financial Statements .....................................................................................       22





--------

1  See "Contract Charges"

2 This only applies to a withdrawal under income option 4 or a lump-sum payment to a beneficiary under income option 3. The proceeds received will be reduced by the commutation fee. * The J.P. Morgan/JNL Enhanced S&P 500 (R) Stock Index Fund (the "Fund") is not available as an investment option. However, the Fund is available as underlying fund of the S&P/JNL Conservative Growth Fund I, S&P/JNL Moderate Growth Fund I, S&P/JNL Aggressive Growth Fund I, S&P/JNL Very Aggressive Growth Fund I, S&P/JNL Equity Growth Fund I, and the S&P/JNL Equity Aggressive Growth Fund I.

** The Janus/JNL Global Equities Fund (the "Fund") is not available as an investment option. However, the Fund is available as an underlying Fund of the S&P/JNL Conservative Growth Fund I, the S&P/JNL Moderate Growth Fund I, the S&P/JNL Aggressive Growth Fund I, the S&P/JNL Very Aggressive Growth Fund I, the S&P/JNL Equity Growth Fund I and the S&P/JNL Equity Aggressive Growth Fund I.

*** The Mellon Capital Management/JNL S&P 500 Index Fund, the Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund, the Mellon Capital Management/JNL Small Cap Index Fund, the Mellon Capital Management/JNL International Index Fund and the Mellon Capital Management/JNL Bond Index Fund (collectively, the "Funds") are not available as investment options. However, the Funds are available as underlying funds of the S&P/JNL Conservative Growth Fund I, S&P/JNL Moderate Growth Fund I, S&P/JNL Aggressive Growth Fund I, S&P/JNL Very Aggressive Growth Fund I, S&P/JNL Equity Growth Fund I, and the S&P/JNL Equity Aggressive Growth Fund I.

                                   APPENDIX A
                         Condensed Financial Information

Accumulation Unit Values
Base Contract
--------------------------------------------------------------------------------

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI. The accumulation unit values do not reflect the contract enhancement charge.

----------------------------------------------------------------------------------------------------------------------------
Investment Divisions                                                 December 31,  December 31,  December 31, December 31,
                                                                         2001          2000          1999       1998 (a)
----------------------------------------------------------------------------------------------------------------------------
AIM/JNL Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                 $10.00        N/A(m)        N/A(m)       N/A(m)
    End of period                                                       $10.27        N/A(m)        N/A(m)       N/A(m)
  Accumulation units outstanding
  at the end of period                                                   3,496        N/A(m)        N/A(m)       N/A(m)
----------------------------------------------------------------------------------------------------------------------------

AIM/JNL Premier Equity II Division
  Accumulation unit value:
    Beginning of period                                                 $10.00        N/A(m)        N/A(m)       N/A(m)
    End of period                                                       $11.02        N/A(m)        N/A(m)       N/A(m)
  Accumulation units outstanding
  at the end of period                                                   5,549        N/A(m)        N/A(m)       N/A(m)
----------------------------------------------------------------------------------------------------------------------------

AIM/JNL Small Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                 $10.00        N/A(m)        N/A(m)       N/A(m)
    End of period                                                       $11.06        N/A(m)        N/A(m)       N/A(m)
  Accumulation units outstanding
  at the end of period                                                   3,530        N/A(m)        N/A(m)       N/A(m)
----------------------------------------------------------------------------------------------------------------------------

Alger/JNL Growth Division
  Accumulation unit value:
    Beginning of period                                                 $12.10        $14.17        $10.74       $10.00
    End of period                                                       $10.50        $12.10        $14.17       $10.74
  Accumulation units outstanding
  at the end of period                                                  810,513       971,767      587,023        3,613
----------------------------------------------------------------------------------------------------------------------------

Alliance Capital/JNL Growth Division
  Accumulation unit value:
    Beginning of period                                                  $7.83        $10.00        N/A(k)       N/A(k)
    End of period                                                        $6.60         $7.83        N/A(k)       N/A(k)
  Accumulation units outstanding
  at the end of period                                                  187,048       111,099       N/A(k)       N/A(k)
----------------------------------------------------------------------------------------------------------------------------

Eagle/JNL Core Equity Division
  Accumulation unit value:
    Beginning of period                                                 $11.67        $11.81        $10.00       N/A(f)
    End of period                                                       $10.38        $11.67        $11.81       N/A(f)
  Accumulation units outstanding
  at the end of period                                                  137,334       138,938       71,996       N/A(f)
----------------------------------------------------------------------------------------------------------------------------

Eagle/JNL SmallCap Equity Division
  Accumulation unit value:
    Beginning of period                                                 $10.51        $12.28        $10.00       N/A(g)
    End of period                                                       $11.50        $10.51        $12.28       N/A(g)
  Accumulation units outstanding
  at the end of period                                                  215,372       172,564       75,042       N/A(g)
----------------------------------------------------------------------------------------------------------------------------

Accumulation Unit Values (continued)

Investment Divisions                                                 December 31,  December 31,  December 31, December 31,
                                                                         2001          2000          1999         1998
----------------------------------------------------------------------------------------------------------------------------

Janus/JNL Aggressive Growth Division
  Accumulation unit value:
    Beginning of period                                                 $13.17        $16.90        $10.00       N/A(d)
    End of period                                                        $9.07        $13.17        $16.90       N/A(d)
  Accumulation units outstanding
  at the end of period                                                 1,510,196     1,779,698     875,270       N/A(d)
----------------------------------------------------------------------------------------------------------------------------

Janus/JNL Balanced Division
  Accumulation unit value:
    Beginning of period                                                 $10.10        $10.00        N/A(k)       N/A(k)
    End of period                                                        $9.51        $10.10        N/A(k)       N/A(k)
  Accumulation units outstanding
  at the end of period                                                  294,499       129,621       N/A(k)       N/A(k)
----------------------------------------------------------------------------------------------------------------------------

Janus/JNL Capital Growth Division
  Accumulation unit value:
    Beginning of period                                                 $16.12        $25.05        $11.34       $10.00
    End of period                                                        $9.51        $16.12        $25.05       $11.34
  Accumulation units outstanding
  at the end of period                                                 1,209,067     1,361,578     640,394         398
----------------------------------------------------------------------------------------------------------------------------

Janus/JNL Global Equities Division
  Accumulation unit value:
    Beginning of period                                                 $13.87        $17.21        $10.61       $10.00
    End of period                                                       $10.46        $13.87        $17.21       $10.61
  Accumulation units outstanding
  at the end of period                                                  812,892      1,039,823     289,870        2,772
----------------------------------------------------------------------------------------------------------------------------

Lazard/JNL Mid Cap Value Division
  Accumulation unit value:
    Beginning of period                                                 $10.00        N/A(m)        N/A(m)       N/A(m)
    End of period                                                       $10.86        N/A(m)        N/A(m)       N/A(m)
  Accumulation units outstanding
  at the end of period                                                  11,848        N/A(m)        N/A(m)       N/A(m)
----------------------------------------------------------------------------------------------------------------------------

Lazard/JNL Small Cap Value Division
  Accumulation unit value:
    Beginning of period                                                 $10.00        N/A(m)        N/A(m)       N/A(m)
    End of period                                                       $11.02        N/A(m)        N/A(m)       N/A(m)
  Accumulation units outstanding
  at the end of period                                                   6,583        N/A(m)        N/A(m)       N/A(m)
----------------------------------------------------------------------------------------------------------------------------

Oppenheimer/JNL Global Growth Division
  Accumulation unit value:
    Beginning of period                                                 $10.00        N/A(l)        N/A(l)       N/A(l)
    End of period                                                        $9.18        N/A(l)        N/A(l)       N/A(l)
  Accumulation units outstanding
  at the end of period                                                  28,067        N/A(l)        N/A(l)       N/A(l)
----------------------------------------------------------------------------------------------------------------------------

Oppenheimer/JNL Growth Division
  Accumulation unit value:
    Beginning of period                                                 $10.00        N/A(l)        N/A(l)       N/A(l)
    End of period                                                        $9.48        N/A(l)        N/A(l)       N/A(l)
  Accumulation units outstanding
  at the end of period                                                  14,065        N/A(l)        N/A(l)       N/A(l)
----------------------------------------------------------------------------------------------------------------------------

Accumulation Unit Values (continued)

Investment Divisions                                                 December 31,  December 31,  December 31, December 31,
                                                                         2001          2000          1999         1998
----------------------------------------------------------------------------------------------------------------------------

PIMCO/JNL Total Return Bond Division
  Accumulation unit value:
    Beginning of period                                                 $10.00        N/A(m)        N/A(m)       N/A(m)
    End of period                                                        $9.78        N/A(m)        N/A(m)       N/A(m)
  Accumulation units outstanding
  at the end of period                                                   6,337        N/A(m)        N/A(m)       N/A(m)
----------------------------------------------------------------------------------------------------------------------------

PPM America/JNL Balanced Division
  Accumulation unit value:
    Beginning of period                                                 $10.52         $9.86        $10.00       N/A(c)
    End of period                                                       $11.47        $10.52        $9.86        N/A(c)
  Accumulation units outstanding
  at the end of period                                                  384,694       292,695      189,390       N/A(c)
----------------------------------------------------------------------------------------------------------------------------

PPM America/JNL High Yield Bond Division
  Accumulation unit value:
    Beginning of period                                                  $9.30         $9.99        $10.02       $10.00
    End of period                                                        $9.69         $9.30        $9.99        $10.02
  Accumulation units outstanding
  at the end of period                                                  374,752       234,345      183,384        1,014
----------------------------------------------------------------------------------------------------------------------------

PPM America/JNL Money Market Division
  Accumulation unit value:
    Beginning of period                                                 $10.79        $10.33        $10.01       $10.00
    End of period                                                       $11.00        $10.79        $10.33       $10.01
  Accumulation units outstanding
  at the end of period                                                  513,915       390,287      110,543         200
----------------------------------------------------------------------------------------------------------------------------

Putnam/JNL Equity Division
  Accumulation unit value:
    Beginning of period                                                 $11.22        $13.85        $10.85       $10.00
    End of period                                                        $8.30        $11.22        $13.85       $10.85
  Accumulation units outstanding
  at the end of period                                                  570,629       695,321      423,138          -
----------------------------------------------------------------------------------------------------------------------------

Putnam/JNL International Equity Division (b)
  Accumulation unit value:
    Beginning of period                                                 $11.23        $13.23        $10.15       $10.00
    End of period                                                        $8.82        $11.23        $13.23       $10.15
  Accumulation units outstanding
  at the end of period                                                  279,777       266,204      106,235          -
----------------------------------------------------------------------------------------------------------------------------

Putnam/JNL Midcap Growth Division
  Accumulation unit value:
    Beginning of period                                                 $10.16        $10.00        N/A(k)       N/A(k)
    End of period                                                        $7.31        $10.16        N/A(k)       N/A(k)
  Accumulation units outstanding
  at the end of period                                                  108,905       54,727        N/A(k)       N/A(k)
----------------------------------------------------------------------------------------------------------------------------

Putnam/JNL Value Equity Division
  Accumulation unit value:
    Beginning of period                                                 $10.27         $9.74        $9.98        $10.00
    End of period                                                        $9.49        $10.27        $9.74         $9.98
  Accumulation units outstanding
  at the end of the period                                              856,274       751,954      541,720         991
----------------------------------------------------------------------------------------------------------------------------

Accumulation Unit Values (continued)

Investment Divisions                                                 December 31,  December 31,  December 31, December 31,
                                                                         2001          2000          1999         1998
----------------------------------------------------------------------------------------------------------------------------

S&P/JNL Conservative Growth Division I
  Accumulation unit value:
    Beginning of period                                                 $10.67        $11.00        $10.00       N/A(g)
    End of period                                                       $10.02        $10.67        $11.00       N/A(g)
  Accumulation units outstanding
  at the end of period                                                  472,893       259,894      112,158       N/A(g)
----------------------------------------------------------------------------------------------------------------------------

S&P/JNL Moderate Growth Division I
  Accumulation unit value:
    Beginning of period                                                 $11.10        $11.76        $10.00       N/A(h)
    End of period                                                       $10.14        $11.10        $11.76       N/A(h)
  Accumulation units outstanding
  at the end of period                                                  686,180       374,272      107,947       N/A(h)
----------------------------------------------------------------------------------------------------------------------------

S&P/JNL Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                 $10.83        $12.11        $10.00       N/A(i)
    End of period                                                        $9.55        $10.83        $12.11       N/A(i)
  Accumulation units outstanding
  at the end of period                                                  376,344       399,096       99,418       N/A(i)
----------------------------------------------------------------------------------------------------------------------------

S&P/JNL Very Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                 $10.46        $12.80        $10.00       N/A(j)
    End of period                                                        $8.89        $10.46        $12.80       N/A(j)
  Accumulation units outstanding
  at the end of period                                                  127,166       96,855        15,526       N/A(j)
----------------------------------------------------------------------------------------------------------------------------

S&P/JNL Equity Growth Division I
  Accumulation unit value:
    Beginning of period                                                 $11.22        $13.23        $10.00       N/A(h)
    End of period                                                        $9.48        $11.22        $13.23       N/A(h)
  Accumulation units outstanding
  at the end of period                                                  427,726       350,150      110,742       N/A(h)
----------------------------------------------------------------------------------------------------------------------------

S&P/JNL Equity Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                 $11.18        $13.37        $10.00       N/A(h)
    End of period                                                        $9.51        $11.18        $13.37       N/A(h)
  Accumulation units outstanding
  at the end of period                                                  121,725       124,653       47,070       N/A(h)
----------------------------------------------------------------------------------------------------------------------------

Salomon Brothers/JNL Global Bond Division
  Accumulation unit value:
    Beginning of period                                                 $10.69        $10.11        $10.00       N/A(c)
    End of period                                                       $11.25        $10.69        $10.11       N/A(c)
  Accumulation units outstanding
  at the end of the period                                              137,754       81,785        53,100       N/A(c)
----------------------------------------------------------------------------------------------------------------------------

Salomon Brothers/JNL U.S. Government & Quality Bond Division
  Accumulation unit value:
    Beginning of period                                                 $10.65         $9.70        $10.09       $10.00
    End of period                                                       $11.24        $10.65        $9.70        $10.09
  Accumulation units outstanding
  at the end of period                                                  369,022       270,579      157,802        1,005
----------------------------------------------------------------------------------------------------------------------------

Accumulation Unit Values (continued)

Investment Divisions                                                 December 31,  December 31,  December 31, December 31,
                                                                         2001          2000          1999         1998
----------------------------------------------------------------------------------------------------------------------------

T. Rowe Price/JNL Established Growth Division
  Accumulation unit value:
    Beginning of period                                                 $12.28        $12.50        $10.00       N/A(e)
    End of period                                                       $10.87        $12.28        $12.50       N/A(e)
  Accumulation units outstanding
  at the end of period                                                  519,112       466,612      268,215       N/A(e)
----------------------------------------------------------------------------------------------------------------------------

T. Rowe Price/JNL Mid-Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                 $13.71        $12.97        $10.95       $10.00
    End of period                                                       $13.31        $13.71        $12.97       $10.95
  Accumulation units outstanding
  at the end of period                                                  450,065       476,086      170,064          -
----------------------------------------------------------------------------------------------------------------------------

T. Rowe Price/JNL Value Division
  Accumulation unit value:
    Beginning of period                                                 $11.00        $10.00        N/A(k)       N/A(k)
    End of period                                                       $10.93        $11.00        N/A(k)       N/A(k)
  Accumulation units outstanding
  at the end of period                                                  199,719       35,883        N/A(k)       N/A(k)
----------------------------------------------------------------------------------------------------------------------------

(a)  The Separate Account commenced operations on November 27, 1998.

(b)  Prior to May 1, 2000, the Putnam/JNL  International Equity Division was the
     T.  Rowe  Price/JNL   International  Equity  Investment  Division  and  the
     management fee was 1.08%.

(c) The PPM America/Balanced Division and the Salomon Brothers/JNL Global Bond Division commenced operations on January 21, 1999.

(d)  The Janus/JNL Aggressive Division commenced operations on January 29, 1999.

(e) The T. Rowe Price/JNL Established Growth Division commenced operations on February 9, 1999.

(f)  The Eagle/JNL Core Equity Division commenced operations on March 22, 1999.

(g) The Eagle/JNL SmallCap Equity Division and the S&P/JNL Conservative Growth Division commenced operations on April 22, 1999.

(h) Each of the S&P/JNL Moderate Growth Division, the S&P/JNL Equity Growth Division and the S&P/JNL Equity Aggressive Growth Division commenced operations on April 20, 1999.

(i)  The S&P/JNL  Aggressive  Growth  Division  commenced  operations on May 10,
     1999.

(j) The S&P/JNL Very Aggressive Growth Division commenced operations on May 13, 1999.

(k) Each of the Alliance Capital/JNL Growth Division, Janus/JNL Balanced Division, Putnam/JNL Midcap Growth Division, and the T. Rowe Price/JNL Value Division commenced operations on May 1, 2000.

(l) Each of the Oppenheimer/JNL Global Growth Division and the Oppenheimer/JNL Growth Division commenced operations on May 1, 2001.

(m) Each of the AIM/JNL Large Cap Growth Division, AIM/JNL Premier Equity II Division, AIM/JNL Small Cap Growth Division, Lazard/JNL Mid Cap Value
     Division, Lazard/JNL Small Cap Value Division and the PIMCO/JNL Total Return Bond Division commenced operations on October 29, 2001.

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2002



                     INDIVIDUAL AND GROUP DEFERRED FIXED AND
                           VARIABLE ANNUITY CONTRACTS
                     ISSUED BY THE JNLNY SEPARATE ACCOUNT I
             OF JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK



This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated May 1, 2002. The Prospectus may be obtained from Jackson National Life Insurance Company of New York by writing P.O. Box 378002, Denver, Colorado 80237-8002, or calling 1-800-599-5651. Not all investment divisions described in this SAI may be available for investment.





                                                  TABLE OF CONTENTS
                                                                                                               Page


General Information and History...................................................................................2
Services..........................................................................................................2
Purchase of Securities Being Offered..............................................................................2
Underwriters......................................................................................................3
Calculation of Performance........................................................................................3
Additional Tax Information........................................................................................9
Net Investment Factor ...........................................................................................20
Financial Statements ............................................................................................22


General Information and History

JNLNY Separate Account I (Separate Account) is a separate investment account of Jackson National Life Insurance Company of New York (Jackson National NY). In September 1997, the company changed its name from First Jackson National Life Insurance Company to its present name. Jackson National NY is a wholly-owned subsidiary of Jackson National Life Insurance Company, and is ultimately a wholly-owned subsidiary of Prudential plc, London, England, a life insurance company in the United Kingdom.


S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 AND THE S&P 400 INDEXES OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE DIVISION, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX AND S&P 400 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX AND S&P 400 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


Services

Jackson National NY keeps the assets of the Separate Account. Jackson National holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.

KPMG LLP, 90 South Seventh Street, Minneapolis, Minnesota 55402 serves as independent accountants for the separate account.

Jorden Burt LLP has provided advice on certain matters relating to the federal securities and income tax laws in connection with the contracts described in the Prospectus.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in states where the contracts may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. (NASD).

Underwriters

The contracts are offered continuously and are distributed by Jackson National Life Distributors, Inc. (JNLD), 401 Wilshire Boulevard, Suite 1200, Santa Monica, California 90401. JNLD is a subsidiary of Jackson National Life Insurance Company. No underwriting commissions are paid by Jackson National NY to JNLD.

Calculation of Performance

When Jackson National NY advertises performance for an investment division (except the PPM America/JNL Money Market Division), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for an investment division will be shown for periods beginning on the date the investment division first invested in the corresponding fund. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an investment division at the offering on the first day of the period ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of the insurance charges and the contract maintenance charge. The redeemable value also reflects the effect of any applicable withdrawal charge that may be imposed at the end of the period. No deduction is made for premium taxes which may be assessed by certain states.

The standardized average annual total returns for each investment division (except the PPM America/JNL Money Market Division) for the period ended December 31, 2001 are as follows (more recent returns may be more or less than the stated returns due to market volatility):

             Standardized Performance with the Contract Enhancement

                                                                                             Date of Initial
                                                                                              Investment in
                                                                                              Corresponding
                                                                                               Division to
                                                                                              December 31,
                                                                          One YearPeriod          2001*
                                                                          --------------     ----------------

AIM/JNL Large Cap Growth Division9                                             N/A                2.35%
AIM/JNL Small Cap Growth Division9                                             N/A                8.64%
AIM/JNL Premier Equity Division9                                               N/A                3.15%
Alger/JNL Growth Division1                                                 -20.67%               -0.15%
Alliance Capital/JNL Growth Division2                                      -23.22%              -28.01%
Eagle/JNL Core Equity Division3                                            -18.55%               -0.91%
Eagle/JNL SmallCap Equity Division4                                          1.88%                3.11%
Janus/JNL Aggressive Growth Division5                                      -38.62%               -5.63%
Janus/JNL Balanced Division6                                               -13.39%               -7.31%
Janus/JNL Capital Growth Division7                                         -48.37%               -3.49%
Janus/JNL Global Equities Division8                                        -31.90%               -0.24%
Lazard/JNL Mid Cap Value Division9                                             N/A                4.92%
Lazard/JNL Small Cap Value Division9                                           N/A                6.43%
Oppenheimer/JNL Global Growth Division10                                       N/A              -15.54%
Oppenheimer/JNL Growth Division10                                              N/A              -12.58%
PIMCO/JNL Total Return Bond Division9                                          N/A               -8.56%
Putnam/JNL Growth Division8                                                -33.42%               -7.79%
Putnam/JNL International Equity Division8                                  -28.80%               -5.85%
Putnam/JNL Midcap Growth Division11                                        -35.42%              -22.66%
Putnam/JNL Value Equity Division8                                          -15.22%               -3.53%
S&P/JNL Conservative Growth Division I4                                    -13.57%               -2.28%
S&P/JNL Moderate Growth Division I12                                       -16.23%               -1.87%
S&P/JNL Aggressive Growth Division I13                                     -19.25%               -4.17%
S&P/JNL Very Aggressive Growth Division I14                                -22.32%               -6.85%
S&P/JNL Equity Growth Division I12                                         -22.94%               -4.37%
S&P/JNL Equity Aggressive Growth Division I12                              -22.34%               -4.21%
PPM America/JNL Balanced Division15                                          1.42%                2.70%
PPM America/JNL High Yield Bond Division8                                   -3.37%               -2.83%
Salomon Brothers/JNL Global Bond Division15                                 -2.19%                2.02%
Salomon Brothers/JNL U.S. Government & Quality Bond Division18              -2.09%                2.14%
T. Rowe Price/JNL Established Growth Division16                            -18.99%                0.78%
T. Rowe Price/JNL Mid-Cap Growth Division8                                 -10.42%                9.24%
T. Rowe Price/JNL Value Division13                                          -8.27%                1.46%


1    Corresponding Fund commenced operations on December 17, 1998.
2    Corresponding Fund commenced operations on June 2, 2000.
3    Corresponding Fund commenced operations on March 22, 1999.
4    Corresponding Fund commenced operations April 22, 1999.
5    Corresponding Fund commenced operations on January 29, 1999.
6    Corresponding Fund commenced operations on May 11, 2000.
7    Corresponding Fund commenced operations on December 17, 1998.
8    Corresponding Fund commenced operations on November 27, 1998.
9    Corresponding Fund commenced operations on October 29, 2001.
10   Corresponding Fund commenced operations on May 1, 2001.
11   Corresponding Fund commenced operations on June 1, 2000.
12   Corresponding Fund commenced operations on April 20, 1999.
13   Corresponding Fund commenced operations on May 10, 1999.
14   Corresponding Fund commenced operations on May 13, 1999.
15   Corresponding Fund commenced operations on January 21, 1999.
16   Corresponding Fund commenced operations on February 9, 1999.
17   Corresponding Fund commenced operations on May 30, 2000.


Jackson National NY may also advertise non-standardized total return. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. The contract is designed for long term investment, therefore Jackson National NY believes that non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be useful to investors. Reflecting the deduction of the withdrawal charge decreases the level of performance advertised. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical contract.

The non-standardized total returns that each investment division (except the PPM America/JNL Money Market Division) would have achieved if it had been invested in the corresponding fund for the periods indicated, calculated in a manner similar to standardized average annual total return but assuming a hypothetical initial investment of $10,000 and without deducting the contract maintenance charge or the withdrawal charge, are as follows (more recent returns may be more or less than the stated returns due to market volatility):


                               Non-Standardized Performance without the Contract Enhancement
                                                                                                           Date of Initial
                                                                                                             Offering of
                                                                    One Year Period   Five Year Period   Corresponding Fund
                                                                         Ended              Ended                to
                                                                     December 31,       December 31,        December 31,
                                                                         2001               2001                 2001
                                                                    --------------     --------------       --------------

AIM/JNL Large Cap Growth Division13                                         N/A                 N/A               9.43%
AIM/JNL Small Cap Growth Division13                                         N/A                 N/A              15.72%
AIM/JNL Premier Equity Division13                                           N/A                 N/A              10.23%
Alger/JNL Growth Division2                                              -13.16%              11.81%              11.05%
Alliance Capital/JNL Growth Division4                                   -15.78%                N/A                3.38%
Eagle/JNL Core Equity Division3                                         -11.09%               9.93%              10.58%
Eagle/JNL SmallCap Equity Division3                                       9.44%               6.69%               9.14%
Janus/JNL Aggressive Growth Division1                                   -31.19%              12.17%              15.23%
Janus/JNL Balanced Division10                                            -5.82%                N/A               -5.21%
Janus/JNL Capital Growth Division1                                      -41.03%               4.86%              10.44%
Janus/JNL Global Equities Division1                                     -24.58%               7.70%              14.14%
Lazard/JNL Mid Cap Value Division13                                      11.66%                 N/A               7.12%
Lazard/JNL Small Cap Value Division13                                    15.70%                 N/A               3.73%
Oppenheimer/JNL Global Growth Division14                                    N/A                 N/A              -8.16%
Oppenheimer/JNL Growth Division14                                           N/A                 N/A              -6.69%
PIMCO/JNL Total Return Bond Division13                                    8.10%                 N/A               5.38%
Putnam/JNL Growth Division11                                            -26.06%                 N/A              -5.85%
Putnam/JNL International Equity Division11                              -21.40%                 N/A              -3.96%
Putnam/JNL Midcap Growth Division10                                     -27.99%                 N/A             -18.78%
Putnam/JNL Value Equity Division11                                       -7.63%                 N/A              -1.68%
S&P/JNL Conservative Growth Division I5                                  -6.04%                 N/A               2.92%
S&P/JNL Moderate Growth Division I6                                      -8.63%                 N/A               3.40%
S&P/JNL Aggressive Growth Division I6                                   -11.83%                 N/A               3.39%
S&P/JNL Very Aggressive Growth Division I7                              -14.94%                 N/A               3.29%
S&P/JNL Equity Growth Division I8                                       -15.51%                 N/A               1.71%
S&P/JNL Equity Aggressive Growth Division I9                            -14.97%                 N/A               2.19%
PPM America/JNL Balanced Division12                                       9.03%                 N/A               4.78%
PPM America/JNL High Yield Bond Division1                                 4.19%               2.34%               4.23%
Salomon Brothers/JNL Global Bond Division1                                5.32%               4.27%               6.05%
Salomon Brothers/JNL U.S. Government & Quality Bond Division1             5.52%               5.29%               5.06%
T. Rowe Price/JNL Established Growth Division1                          -11.49%              10.93%              14.42%
T. Rowe Price/JNL Mid-Cap Growth Division1                               -2.87%              11.16%              15.80%
T. Rowe Price/JNL Value Division10                                       -0.63%                N/A                6.32%

1     Corresponding Fund commenced operations on May 15, 1995.
2     Corresponding Fund commenced operations on October 16, 1995.
3     Corresponding Fund commenced operations on September 16, 1996.
4     Corresponding Fund commenced operations on March 2, 1998.
5     Corresponding Fund commenced operations on April 9, 1998.
6     Corresponding Fund commenced operations on April 8, 1998
7     Corresponding Fund commenced operations on April 1, 1998.
8     Corresponding Fund commenced operations on April 13, 1998.
9     Corresponding Fund commenced operations on April 15, 1998.
10    Corresponding Fund commenced operations on May 1, 2000.
11    Corresponding Fund commenced operations on November 27, 1998.
12    Corresponding Fund commenced operations on January 21, 1999.
13    Corresponding Fund commenced operations on October 29, 2001.
14    Corresponding Fund commenced operations on May 1, 2001.


The non-standardized total returns listed above would have be lower if the withdrawal charge had been deducted.


Each of the First Trust/JNL The DowSM Target 5 Division, the First Trust/JNL The DowSM Target 10 Division, the First Trust/JNL The S&P(R) Target 10 Division, the First Trust/JNL Global Target 15 Division, the First Trust/JNL Target 25 Division, the First Trust/JNL Target Small-Cap Division, the First Trust/JNL Technology Sector Division, the First Trust/JNL Pharmaceutical/Healthcare Sector Division, the First Trust/JNL Financial Sector Division, the First Trust/JNL Energy Sector Division, the First Trust/JNL Leading Brands Sector Division, and the First Trust/JNL Communications Sector Division had not commenced operations as of December 31, 2001.


Prior to May 1, 1997, the corresponding fund to the PPM America/JNL Balanced Division was sub-advised by Phoenix Investment Counsel, Inc., the corresponding fund to the Putnam/JNL Growth Fund was sub-advised by Phoenix Investment Counsel, Inc., and the corresponding fund to the Putnam/JNL Value Equity Fund was sub-advised by PPM America, Inc.

Prior to May 1, 2000, the corresponding fund to the Putnam/JNL International Equity Division was the T. Rowe Price/JNL International Equity Fund and the corresponding fund was sub-advised by Rowe Price-Fleming International, Inc.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the investment division has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding fund has been in existence for longer than the investment division, the non-standardized total return quotations will show the investment performance the investment division would have achieved (reduced by the applicable charges) had it been invested in the fund for the period quoted.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of an investment division and its corresponding fund include general market conditions, operating expenses and investment management. An owner's withdrawal value upon surrender of a contract may be more or less than original cost.

Jackson National NY may advertise the current annualized yield for a 30-day period for an investment division. The annualized yield of an investment division refers to the income generated by the investment division over a specified 30-day period. Because this yield is annualized, the yield generated by an investment division during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

                                [OBJECT OMITTED]

Where:

      a   =  net  investment  income  earned  during the period by the Fund attributable  to shares owned by the investment division.
      b   =  expenses for the investment division accrued for the period (net of reimbursements).
      c   =  the average daily number of accumulation units outstanding during the period.
      d   =  the maximum offering price per accumulation unit on the last day of the period.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all contracts.

The yield for the 30-day period ended December 31, 2001 for each of the referenced investment divisions is as follows:

PPM America/JNL Balanced Fund                                      1.36%
PPM America/JNL High Yield Bond Fund                               6.78%
Salomon Brothers/JNL Global Bond Fund                              5.21%
Salomon Brothers/JNL U.S. Government & Quality Bond Fund           3.29%

Because of the charges and deductions imposed by the Separate Account, the yield for an investment division will be lower than the yield for the corresponding fund. The yield on amounts held in the investment divisions normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An investment division's actual yield will be affected by the types and quality of portfolio securities held by the fund and the fund operating expenses.


Any current yield quotations of the PPM America/JNL Money Market Division will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven calendar day period. The PPM America/JNL Money Market Division's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The PPM America/JNL Money Market Division's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division. The PPM America/JNL Money Market Division's yield and effective yield for the seven-day period ended December 31, 2001, were -0.13% and -0.13%, respectively.


The PPM America/JNL Money Market Division's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the fund's expenses. Although the investment division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the fund's Prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a contract owner's investment in the PPM America/JNL Money Market Division nor that Division's investment in the PPM America/JNL Money Market Fund, is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used.

Additional Tax Information

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER. JACKSON NATIONAL DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

General

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code"), governs taxation of annuities in general. An individual owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a partial withdrawal, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. For contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for contracts issued in connection with tax-qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the contract (adjusted for any period certain or refund feature) bears to the expected return under the contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made. No exclusion is allowed with respect to any payments received after the investment in the contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the contract). For certain types of tax-qualified plans there may be no cost basis in the contract within the meaning of Section 72 of the Code.

The taxable portion is taxed at ordinary income tax rates. Owners, annuitants and beneficiaries under the contracts should seek competent financial advice about the tax consequences of distributions.


Jackson National NY is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from Jackson National NY and its operations form a part of Jackson National NY.


Withholding Tax on Distributions


The Code generally requires Jackson National NY (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.


An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.


Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming three withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to thirty percent (30%) of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.


Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain asset diversification standards on variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as the Contracts, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations establishing diversification requirements for the mutual funds underlying variable contracts. These Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these Regulations, a mutual fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual fund is represented by any four investments.


Jackson National NY intends that each series of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which contract-owner control of the investments of a segregated asset account will cause the contract owner to be treated as the owner of the assets of the segregated asset account pursuant to Revenue Rulings 77-85, 80-274 and 81-225 that are referenced in the Prospectus. The Treasury Department also stated in 1986 that further guidance on this issue would be forthcoming. The only official guidance that has been issued on this issue since the regulations were published in 1986 was Revenue Procedure 99-44 which stated that satisfying the asset diversification regulations "does not prevent a contract holder's control of the investments of a segregated asset account from causing the contract holder, rather than the insurance company, to be treated as the owner of the assets in the account."


The amount of owner control which may be exercised under the contract is not comparable to the kinds of control that were present in any of the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was the owner of the assets of the separate account. At this time it cannot be determined whether additional guidance will be provided on these issues and what standards may be contained in such guidance. Due to the uncertainty in this area, Jackson National reserves the right to modify the contract to the extent required to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity contract in any calendar year.

Partial 1035 Exchanges


Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in Conway v. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in Conway. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area, owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.


Contracts Owned by Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to contracts held by a trust or other entity as an agent for a natural person nor to contracts held by certain tax-qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a contract to be owned by a non-natural person.

Tax Treatment of Assignments

An assignment or pledge of a contract may have tax consequences. Any assignment or pledge of a tax-qualified contract may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their contracts.

Death Benefits

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

Status of greatest anniversary value death benefit

We believe that current law permits the use of the greatest anniversary value death benefit in IRA contracts because this benefit does not constitute life insurance. We have applied to the Internal Revenue Service for written confirmation of this conclusion. We currently anticipate a favorable response to our request, but we have no certainty of the result. We will accept IRA contributions to purchase a contract with this benefit, but until the receipt of a favorable determination from the IRS, the contract owners are subject to the risk of adverse tax treatment.

Tax-Qualified Plans

The contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans. Taxation of owners of a tax-qualified contract will vary based on the type of plan and the terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the contracts issued to fund the plan.

Tax Treatment of Withdrawals

Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer's gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.


With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.


Tax-Qualified Contracts

In the case of a withdrawal under a tax-qualified contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a tax-qualified contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A. To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.


The tax penalty will not apply to the following distributions: (1) if distribution is made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) upon separation from service after attainment of age 55, distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified contracts; (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner or annuitant (as applicable) and his or her spouse and dependents if the contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an IRA made to the owner or annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.


Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes -- Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.


Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations. If the sole beneficiary is the contract holder's or employee's spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the contract holder employee and spouse is permitted to be used. Distributions under a defined benefit plan or an annuity contract must be paid in the form of periodic annuity payments for the employee's life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee's age in the year in which the annuity starting date occurs. If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.


Prior to the date that annuity payments begin under an annuity contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used. For this purpose, the entire interest under an annuity contract is the account value under the contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the contract.

Types of Tax-Qualified Plans


The contracts offered herein are designed to be suitable for use under various types of tax-qualified plans. Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson National NY's administrative procedures. Jackson National NY is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a contract, unless Jackson National NY specifically consents to be bound. Owners, Annuitants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law.


A tax-qualified contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan. Following are general descriptions of the types of tax-qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting contract provisions that may otherwise be available as described herein. Generally, contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts. (See "Tax Treatment of Withdrawals - Tax-Qualified Contracts" above.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Jackson National in connection with certain Tax-Qualified Plans will utilize tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

         (a) Tax-Sheltered Annuities

         Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c) (3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (b) Individual Retirement Annuities

         Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity"). Under applicable limitations, certain amounts may be contributed to an IRA annuity which will be deductible from the individual's taxable income. IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions. Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (c) Roth IRA Annuities

         Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity. Purchase payments for Roth IRA annuities are limited to a maximum of $2,000 per year and are not deductible from taxable income. The Economic Growth & Tax Relief Reconciliation Act of 2001 (the "Act") increases the maximum annual dollar limitation limit for IRA contributions (including Roth IRA contributions) from $2,000 to $3,000 for calendar years 2002 through 2004; $4,000 for calendar years 2005 through 2007; and $5,000 for 2008. After 2008, the limit will be adjusted annually for inflation in $500 increments. In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions. The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $500 for 2002 through 2005, and $1,000 for 2006 and later.

         Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation (increased as discussed above) continues to apply to all of a taxpayer's IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.

         Qualified distributions from Roth IRA annuities are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity. The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

         Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity. Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over. There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.

         (d) Pension and Profit-Sharing Plans

         The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (e) Eligible Deferred Compensation Plans -- Section 457


         Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code. The amounts deferred under a Plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount which can be deferred in any one year is the lesser of $8,500 or 33 1/3 percent of the participant's includible compensation. The Act increases the dollar limit on deferrals to conform to the elective deferral limitation. The Act also increases the elective deferral limitation to $11,000 for 2002 and in $1,000 annual increments thereafter until it reaches $15,000 in 2006. The limit is indexed for inflation after that in $500 increments. The Act also increases the 33 1/3 percent of compensation limitation on deferrals to 100 percent of compensation. In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions. The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000 for 2002 and by additional $1,000 increments through 2006, when the catch-up contribution will by $5,000. Catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.


         In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.


         All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of Section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

         In general, distributions from a Plan are prohibited under Section 457 of the Code unless made after the participant:

               o    attains age 70 1/2,

               o    severs employment,

               o    dies, or

               o suffers an unforeseeable financial emergency as defined in the regulations.


Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under Section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457. Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.


Net Investment Factor

The net investment factor is an index applied to measure the net investment performance of an investment division from one valuation date to the next. The net investment factor for any investment division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:

     (a)  is the net result of:

          (1) the net asset value of a fund share held in the investment division determined as of the valuation date at the end of the valuation period, plus

          (2) the per share amount of any dividend or other distribution declared by the fund if the "ex-dividend" date occurs during the valuation period, plus or minus

          (3) a per share credit or charge with respect to any taxes paid or reserved for by Jackson National NY during the valuation period which are determined by Jackson National NY to be attributable to the operation of the investment division (no federal income taxes are applicable under present law);

     (b) is the net asset value of the fund share held in the investment division determined as of the valuation date at the end of the preceding valuation period; and

     (c) is the asset charge factor determined by Jackson National NY for the valuation period to reflect the asset based charges (the mortality and expense risks), administration charge, and any applicable charges for optional benefits.

Also see "Income Payments (The Income Phase)" in the Prospectus.

Since the net investment factor may be greater or less than or equal to one, and the factor that offsets the 3% investment rate assumed is slightly less than one, the value of an annuity unit (which changes with the product of that factor) and the net investment may increase, decrease or remain the same.

                           JNLNY Separate Account - I




                                [GRAPHIC OMITTED]







                              Financial Statements

                                December 31, 2001

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2001


                                                     AIM/            AIM/
                                                JNL Large Cap    JNL Small Cap          AIM/JNL          JNL/Alger
                                              Growth Portfolio  Growth Portfolio  Value II Portfolio  Growth Portfolio
                                              ----------------  ----------------  ------------------  ----------------
ASSETS
Investments, at value (a)                      $    35,901       $     39,024      $ 71,649            $ 8,799,285
Receivables:
   Investment securities sold                            4                  4             9                  1,363
   Sub-account units sold                                -                  -             -                      -
                                              ----------------  ----------------  ------------------  ----------------
TOTAL ASSETS                                        35,905             39,028        71,658              8,800,648
                                              ----------------  ----------------  ------------------  ----------------

LIABILITIES
Payables:
   Investment securities purchased                       -                  -             -                      -
   Sub-account units redeemed                            -                  -             -                    340
   Insurance fees due to Jackson National
      Life of New York                                   4                  4             9                  1,023
                                              ----------------  ----------------  ------------------  ----------------
TOTAL LIABILITIES                                        4                  4             9                  1,363
                                              ----------------  ----------------  ------------------  ----------------
NET ASSETS                                     $    35,901       $     39,024      $ 71,649            $ 8,799,285
                                              ================  ================  ==================  ================

CONTRACT OWNERS EQUITY
   Standard Benefit                            $    35,901       $     39,024      $ 61,168            $ 8,514,297
   Contract Enhancement Benefit                          -                  -        10,481                284,988
                                              ----------------  ----------------  ------------------  ----------------
TOTAL CONTRACT OWNERS EQUITY                   $    35,901       $     39,024      $ 71,649            $ 8,799,285
                                              ================  ================  ==================  ================

UNITS OUTSTANDING
   Standard Benefit                                  3,496              3,530         5,549                810,513
   Contract Enhancement Benefit                          -                  -         1,030                 32,543

UNIT VALUES
   Standard Benefit                            $     10.27       $      11.06       $ 11.02            $     10.50
   Contract Enhancement Benefit                          -                  -         10.18                   8.76

-----------------------------------------------------------------------------------------------------------------------

(A)  INVESTMENT SHARES                               3,273              3,364         6,484                538,842
     INVESTMENTS AT COST                       $    35,525       $     37,548       $68,706            $10,600,971





                                                                                       JNL/Eagle       JNL/Janus
                                                 JNL/Alliance     JNL/Eagle Core       SmallCap        Aggressive
                                               Growth Portfolio  Equity Portfolio  Equity Portfolio  Growth Portfolio
                                               ----------------  ----------------  ----------------  ----------------
ASSETS
Investments, at value (a)                       $  1,656,857      $ 1,891,243       $ 2,760,381       $ 14,053,632
Receivables:
   Investment securities sold                            203              240            50,883             3,762
   Sub-account units sold                             14,387                -                 -            14,387
                                               ----------------  ----------------  ----------------  ----------------
TOTAL ASSETS                                       1,671,447        1,891,483         2,811,264        14,071,781
                                               ----------------  ----------------  ----------------  ----------------

LIABILITIES
Payables:
   Investment securities purchased                    14,387                -                 -            14,387
   Sub-account units redeemed                              -                6            50,550             2,134
   Insurance fees due to Jackson National
      Life of New York                                   203              234               333             1,628
                                               ----------------  ----------------  ----------------  ----------------
TOTAL LIABILITIES                                     14,590              240            50,883            18,149
                                               ----------------  ----------------  ----------------  ----------------
NET ASSETS                                      $  1,656,857      $ 1,891,243       $ 2,760,381       $14,053,632
                                               ================  ================  ================  ================

CONTRACT OWNERS EQUITY
   Standard Benefit                             $  1,233,720      $ 1,425,512       $ 2,477,198       $ 13,691,263
   Contract Enhancement Benefit                      423,137          465,731           283,183            362,369
                                               ----------------  ----------------  ----------------  ----------------
TOTAL CONTRACT OWNERS EQUITY                    $  1,656,857      $ 1,891,243       $ 2,760,381       $ 14,053,632
                                               ================  ================  ================  ================

UNITS OUTSTANDING
   Standard Benefit                                  187,048          137,334           215,372          1,510,196
   Contract Enhancement Benefit                       48,452           50,386            29,248             45,096

UNIT VALUES
   Standard Benefit                             $       6.60      $     10.38       $     11.50       $       9.07
   Contract Enhancement Benefit                         8.73             9.24              9.68               8.04

---------------------------------------------------------------------------------------------------------------------

(A)  INVESTMENT SHARES                               143,203          130,161           177,516            757,608
     INVESTMENTS AT COST                        $  1,939,208      $ 1,976,159       $ 2,652,382       $ 21,691,675




                                                  JNL/Janus        JNL/Janus
                                                  Balanced          Capital
                                                  Portfolio     Growth Portfolio
                                                --------------     ------------
ASSETS
Investments, at value (a)                         $ 3,737,718      $11,887,535
Receivables:
   Investment securities sold                             463            2,780
   Sub-account units sold                                   -                -
                                                --------------     ------------
TOTAL ASSETS                                        3,738,181       11,890,315
                                                --------------     ------------

LIABILITIES
Payables:
   Investment securities purchased                          -                -
   Sub-account units redeemed                               -            1,398
   Insurance fees due to Jackson National
      Life of New York                                    463            1,382
                                                --------------     ------------
TOTAL LIABILITIES                                         463            2,780
                                                --------------     ------------
NET ASSETS                                        $ 3,737,718      $11,887,535
                                                ==============     ============

CONTRACT OWNERS EQUITY
   Standard Benefit                               $ 2,800,448      $ 1,495,879
   Contract Enhancement Benefit                       937,270          391,656
                                                --------------     ------------
TOTAL CONTRACT OWNERS EQUITY                      $ 3,737,718      $11,887,535
                                                ==============     ============


UNITS OUTSTANDING
   Standard Benefit                                   294,499        1,209,067
   Contract Enhancement Benefit                        97,139           53,332

UNIT VALUES
   Standard Benefit                               $      9.51      $      9.51
   Contract Enhancement Benefit                          9.65             7.34

-------------------------------------------------------------------------------

(A)  INVESTMENT SHARES                                413,007          859,547
     INVESTMENTS AT COST                          $ 3,863,728      $23,564,086


                     See notes to the financial statements.



JNLNY SEPARATE ACCOUNT I
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2001



                                                     JNL/Janus      JNL/Oppenheimer                      JNL/PIMCO
                                                       Global        Global Growth   JNL/Oppenheimer    Total Return
                                                Equities Portfolio     Portfolio     Growth Portfolio  Bond Portfolio
                                                ------------------  ---------------  ----------------  --------------
ASSETS
Investments, at value (a)                         $ 8,504,970        $ 806,988        $ 441,046         $ 400,167
Receivables:
   Investment securities sold                           2,901              112               62                58
   Sub-account units sold                                   -                -                -                 -
                                                ------------------  ---------------  ----------------  --------------
TOTAL ASSETS                                        8,507,871          807,100          441,108           400,225
                                                ------------------  ---------------  ----------------  --------------

LIABILITIES
Payables:
   Investment securities purchased                         -                -                -                 -
   Sub-account units redeemed                          1,922                -                -                 -
   Insurance fees due to Jackson National
      Life of New York                                   979              112               62                58
                                               ------------------  ---------------  ----------------  --------------
TOTAL LIABILITIES                                      2,901              112               62                58
                                               ------------------  ---------------  ----------------  --------------
NET ASSETS                                       $ 8,504,970        $ 806,988        $ 441,046         $ 400,167
                                               ==================  ===============  ================  ==============

CONTRACT OWNERS EQUITY
   Standard Benefit                              $ 8,504,970        $ 257,768        $ 133,285         $ 61,957
   Contract Enhancement Benefit                            -          549,220          307,761          338,210
                                               ------------------  ---------------  ----------------  --------------
TOTAL CONTRACT OWNERS EQUITY                     $ 8,504,970        $ 806,988        $ 441,046         $ 400,167
                                               ==================  ===============  ================  ==============


UNITS OUTSTANDING
   Standard Benefit                                  812,892           28,067           14,065             6,337
   Contract Enhancement Benefit                            -           60,684           32,860            34,615

UNIT VALUES
   Standard Benefit                              $     10.46        $    9.18        $    9.48         $    9.78
   Contract Enhancement Benefit                            -             9.05             9.37              9.77

--------------------------------------------------------------------------------------------------------------------

(A)  INVESTMENT SHARES                               436,600           87,054           46,870            37,539
     INVESTMENTS AT COST                        $ 13,344,908        $ 790,055        $ 433,011         $ 429,168




                                                                     JNL/Putnam        JNL/Putnam     JNL/Putnam
                                                 JNL/Putnam         International        Midcap       Value Equity
                                                Growth Portfolio  Equity Portfolio  Growth Portfolio   Portfolio
                                                ----------------  ----------------  ----------------  ------------
ASSETS
Investments, at value (a)                        $  4,856,100      $ 2,724,000       $ 1,200,665       $ 9,184,787
Receivables:
   Investment securities sold                           1,989              337               152             1,101
   Sub-account units sold                                   -           14,387                 -                 -
                                                ----------------  ----------------  ----------------  ------------
TOTAL ASSETS                                        4,858,089        2,738,724         1,200,817         9,185,888
                                                ----------------  ----------------  ----------------  ------------

LIABILITIES
Payables:
   Investment securities purchased                          -           14,387                 -                 -
   Sub-account units redeemed                           1,426               17                 -                 7
   Insurance fees due to Jackson National
      Life of New York                                    563              320               152             1,094
                                                ----------------  ----------------  ----------------  ------------
TOTAL LIABILITIES                                       1,989           14,724               152             1,101
                                                ----------------  ----------------  ----------------  ------------
NET ASSETS                                       $  4,856,100      $ 2,724,000       $ 1,200,665       $ 9,184,787
                                                ================  ================  ================  ============

CONTRACT OWNERS EQUITY
   Standard Benefit                              $  4,733,498      $ 2,468,661       $   796,413       $ 8,126,065
   Contract Enhancement Benefit                       122,602          255,339           404,252         1,058,722
                                                ----------------  ----------------  ----------------  ------------
TOTAL CONTRACT OWNERS EQUITY                     $  4,856,100      $ 2,724,000       $ 1,200,665       $ 9,184,787
                                                ================  ================  ================  ============
UNITS OUTSTANDING
   Standard Benefit                                   570,629          279,777           108,905           856,274
   Contract Enhancement Benefit                        15,119           29,086            50,359           115,837

UNIT VALUES
   Standard Benefit                              $       8.30      $      8.82       $      7.31       $      9.49
   Contract Enhancement Benefit                          8.11             8.78              8.03              9.14

-------------------------------                 --------------------------------------------------------

(A)  INVESTMENT SHARES                                282,660          281,988           166,067           556,654
     INVESTMENTS AT COST                          $ 6,723,049      $ 3,326,171       $ 1,351,497       $ 9,399,486




                                                    Lazard/JNL       Lazard/JNL
                                                      Mid Cap         Small Cap
                                                   Value Portfolio Value Portfolio
                                                   --------------  ------------
 ASSETS
 Investments, at value (a)                          $    151,515    $  128,000
 Receivables:
    Investment securities sold                                18            17
    Sub-account units sold                                     -             -
                                                   --------------  ------------
 TOTAL ASSETS                                            151,533       128,017
                                                   --------------  ------------

 LIABILITIES
 Payables:
    Investment securities purchased                            -             -
    Sub-account units redeemed                                 -             -
    Insurance fees due to Jackson National
       Life of New York                                       18            17
                                                   --------------  ------------
 TOTAL LIABILITIES                                            18            17
                                                   --------------  ------------
 NET ASSETS                                         $    151,515    $  128,000
                                                   ==============  ============

 CONTRACT OWNERS EQUITY
    Standard Benefit                                $    128,630    $   72,577
    Contract Enhancement Benefit                          22,885        55,423
                                                   --------------  ------------
 TOTAL CONTRACT OWNERS EQUITY                       $    151,515    $  128,000
                                                   ==============  ============
 UNITS OUTSTANDING
    Standard Benefit                                      11,848         6,583
    Contract Enhancement Benefit                           2,175         5,125

 UNIT VALUES
    Standard Benefit                                $      10.86    $    11.02
    Contract Enhancement Benefit                           10.52         10.82

 -------------------------------                   ----------------------------

 (A)  INVESTMENT SHARES                                   12,658        11,228
      INVESTMENTS AT COST                           $    160,079    $  125,064


                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT I
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2001

                                                                                                    Salomon
                                                PPM America/     PPM America/     PPM America/      Brothers/
                                                JNL Balanced    JNL High Yield     JNL Money        JNL Global
                                                  Portfolio     Bond Portfolio  Market Portfolio  Bond Portfolio
                                                --------------  --------------  ----------------  --------------
ASSETS
Investments, at value (a)                        $  5,081,560    $ 4,339,474     $ 6,939,258       $ 1,889,944
Receivables:
   Investment securities sold                           1,655         1,353              843              229
   Sub-account units sold                                   -             -                -                -
                                                --------------  --------------  ----------------  --------------
TOTAL ASSETS                                        5,083,215     4,340,827        6,940,101        1,890,173
                                                --------------  --------------  ----------------  --------------

LIABILITIES
Payables:
   Investment securities purchased                         -             -                -                -
   Sub-account units redeemed                          1,047           829                -                -
   Insurance fees due to Jackson National
      Life of New York                                   608           524              843              229
                                               --------------  --------------  ----------------  --------------
TOTAL LIABILITIES                                      1,655         1,353              843              229
                                               --------------  --------------  ----------------  --------------
NET ASSETS                                      $  5,081,560    $4,339,474      $ 6,939,258       $1,889,944
                                               ==============  ==============  ================  ==============

CONTRACT OWNERS EQUITY
   Standard Benefit                             $  4,414,165    $ 3,630,206     $ 5,653,908       $ 1,550,401
   Contract Enhancement Benefit                      667,395        709,268       1,285,350           339,543
                                               --------------  --------------  ----------------  --------------
TOTAL CONTRACT OWNERS EQUITY                    $  5,081,560    $ 4,339,474     $ 6,939,258       $ 1,889,944
                                               ==============  ==============  ================  ==============
UNITS OUTSTANDING
   Standard Benefit                                  384,694        374,752         513,915           137,754
   Contract Enhancement Benefit                       65,906         71,786         128,008            32,906

UNIT VALUES
   Standard Benefit                             $      11.47    $      9.69     $     11.00       $    11.25
   Contract Enhancement Benefit                        10.13           9.88           10.04            10.32

-------------------------------                ----------------------------------------------------------------

(A)  INVESTMENT SHARES                               362,969        523,459       6,939,258          181,551
     INVESTMENTS AT COST                         $ 4,773,503    $ 4,695,521     $ 6,912,115       $1,880,374



                                                  Salomon
                                                Brothers/JNL
                                               U.S. Government T. Rowe Price/T.    Rowe Price/         T. Rowe
                                                 & Quality     JNL Established     JNL Mid-Cap        Price/JNL
                                               Bond Portfolio  Growth Portfolio  Growth Portfolio  Value Portfolio
                                               --------------  ----------------  ----------------  ---------------
ASSETS
Investments, at value (a)                        $ 5,401,421   $ 6,297,046        $ 6,417,475       $ 3,141,529
Receivables:
   Investment securities sold                            665           771                767               393
   Sub-account units sold                                  -             -                  -            14,387
                                               --------------  ----------------  ----------------  ---------------
TOTAL ASSETS                                       5,402,086     6,297,817          6,418,242         3,156,309
                                               --------------  ----------------  ----------------  ---------------

LIABILITIES
Payables:
   Investment securities purchased                         -             -                  -            14,387
   Sub-account units redeemed                              -            24                 14                 -
   Insurance fees due to Jackson National
      Life of New York                                   665           747                753               393
                                               --------------  ----------------  ----------------  ---------------
TOTAL LIABILITIES                                        665           771                767            14,780
                                               --------------  ----------------  ----------------  ---------------
NET ASSETS                                       $ 5,401,421   $ 6,297,046        $ 6,417,475       $ 3,141,529
                                               ==============  ================  ================  ===============

CONTRACT OWNERS EQUITY
   Standard Benefit                              $ 4,148,292   $ 5,644,176        $ 5,991,332       $ 2,182,460
   Contract Enhancement Benefit                    1,253,129       652,870            426,143           959,069
                                               --------------  ----------------  ----------------  ---------------
TOTAL CONTRACT OWNERS EQUITY                     $ 5,401,421   $ 6,297,046        $ 6,417,475       $ 3,141,529
                                               ==============  ================  ================  ===============

UNITS OUTSTANDING
   Standard Benefit                                  369,022       519,112            450,065           199,719
   Contract Enhancement Benefit                      119,751        70,866             44,970           100,956

UNIT VALUES
   Standard Benefit                              $     11.24   $     10.87        $     13.31       $     10.93
   Contract Enhancement Benefit                        10.46          9.21               9.48              9.50

-------------------------------                --------------------------------------------------------------------

(A)  INVESTMENT SHARES                               483,565       375,271            277,572           282,766
     INVESTMENTS AT COST                         $ 5,351,358   $ 6,503,341        $ 6,085,218       $ 3,136,521




                                                    JNL/S&P           JNL/S&P
                                                 Conservative         Moderate
                                              Growth Portfolio I  Growth Portfolio I
                                              ------------------  ------------------
ASSETS
Investments, at value (a)                       $ 6,405,047        $ 11,001,026
Receivables:
   Investment securities sold                           795               1,417
   Sub-account units sold                                 -               3,610
                                              ------------------  ------------------
TOTAL ASSETS                                      6,405,842          11,006,053
                                              ------------------  ------------------

LIABILITIES
Payables:
   Investment securities purchased                        -               3,610
   Sub-account units redeemed                             -                  10
   Insurance fees due to Jackson National
      Life of New York                                  795               1,407
                                              ------------------  ------------------
TOTAL LIABILITIES                                       795               5,027
                                              ------------------  ------------------
NET ASSETS                                      $ 6,405,047        $ 11,001,026
                                              ==================  ==================

CONTRACT OWNERS EQUITY
   Standard Benefit                             $ 4,740,068        $  6,956,320
   Contract Enhancement Benefit                   1,664,979           4,044,706
                                              ------------------  ------------------
TOTAL CONTRACT OWNERS EQUITY                    $ 6,405,047        $ 11,001,026
                                              ==================  ==================

UNITS OUTSTANDING
   Standard Benefit                                 472,893             686,180
   Contract Enhancement Benefit                     173,490             442,811

UNIT VALUES
   Standard Benefit                             $     10.02        $      10.14
   Contract Enhancement Benefit                        9.60                9.13

-------------------------------               ---------------------------------------

(A)  INVESTMENT SHARES                              607,689           1,028,133
     INVESTMENTS AT COST                        $ 6,910,636        $ 12,045,863


                     See notes to the financial statements.



JNLNY SEPARATE ACCOUNT I
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2001



                                                   JNL/S&P             JNL/S&P                             JNL/S&P Equity
                                                  Aggressive       Very Aggressive     JNL/S&P Equity        Aggressive
                                             Growth Portfolio I  Growth Portfolio I  Growth Portfolio I  Growth Portfolio I
                                             ------------------  ------------------  ------------------  ------------------
ASSETS
Investments, at value (a)                      $ 4,263,210        $ 1,556,959         $ 5,793,175         $ 1,235,047
Receivables:
   Investment securities sold                          513                194                 732                 145
   Sub-account units sold                            3,720              3,610              14,387                   -
                                             ------------------  ------------------  ------------------  ------------------
TOTAL ASSETS                                     4,267,443          1,560,763           5,808,294           1,235,192
                                             ------------------  ------------------  ------------------  ------------------

LIABILITIES
Payables:
   Investment securities purchased                   3,720              3,610              14,387                   -
   Sub-account units redeemed                            -                  -                   7                   -
   Insurance fees due to Jackson National
      Life of New York                                 513                194                 725                 145
                                             ------------------  ------------------  ------------------  ------------------
TOTAL LIABILITIES                                    4,233              3,804              15,119                 145
                                             ------------------  ------------------  ------------------  ------------------
NET ASSETS                                     $ 4,263,210        $ 1,556,959         $ 5,793,175         $ 1,235,047
                                             ==================  ==================  ==================  ==================

CONTRACT OWNERS EQUITY
   Standard Benefit                            $ 3,592,410        $ 1,130,944         $ 4,053,249         $ 1,157,433
   Contract Enhancement Benefit                    670,800            426,015           1,739,926              77,614
                                             ------------------  ------------------  ------------------  ------------------
TOTAL CONTRACT OWNERS EQUITY                   $ 4,263,210        $ 1,556,959         $ 5,793,175         $ 1,235,047
                                             ==================  ==================  ==================  ==================

UNITS OUTSTANDING
   Standard Benefit                                376,344            127,166             427,726             121,725
   Contract Enhancement Benefit                     74,033             47,098             202,232               8,119

UNIT VALUES
   Standard Benefit                            $      9.55        $      8.89         $      9.48         $      9.51
   Contract Enhancement Benefit                       9.06               9.05                8.60                9.56

-------------------------------              ------------------------------------------------------------------------------

(A)  INVESTMENT SHARES                             407,963            156,793             595,393             128,919
     INVESTMENTS AT COST                       $ 5,276,448        $ 2,002,161         $ 7,091,689         $ 1,719,938




                     See notes to the financial statements.



JNLNY SEPARATE ACCOUNT I
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2001


                                                   AIM/                   AIM/
                                              JNL Large Cap          JNL Small Cap             AIM/JNL             JNL/Alger
                                            Growth Portfolio (a)  Growth Portfolio (a)  Value II Portfolio (a)  Growth Portfolio
                                            --------------------  --------------------  ----------------------  ----------------
INVESTMENT INCOME
   Dividends                                 $         -           $          -          $           -           $         -
                                            --------------------  --------------------  ----------------------  ----------------

EXPENSES
   Standard Benefit                                   20                     32                    110               140,428
   Contract Enhancement Benefit                        -                      -                     17                 1,816
                                            --------------------  --------------------  ----------------------  ----------------
TOTAL EXPENSES                                        20                     32                    127               142,244
                                            --------------------  --------------------  ----------------------  ----------------
NET INVESTMENT INCOME (LOSS)                         (20)                   (32)                  (127)             (142,244)
                                            --------------------  --------------------  ----------------------  ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies             -                      -                      -                14,502
   Investments                                         -                      1                      3              (789,458)
Net change in unrealized appreciation
   (depreciation) on investments                     376                  1,476                  2,943              (676,026)
                                            --------------------  --------------------  ----------------------  ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)              376                  1,477                  2,946            (1,450,982)
                                            --------------------  --------------------  ----------------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                           $       356           $      1,445          $       2,819           $(1,593,226)
-----------------------------------         ====================  ====================  ======================  ================

(A)  INCEPTION DATE OCTOBER 29, 2001.



                                                                                      JNL/Eagle        JNL/Janus
                                                 JNL/Alliance    JNL/Eagle Core       SmallCap         Aggressive
                                               Growth Portfolio Equity Portfolio  Equity Portfolio  Growth Portfolio
                                               ---------------- ----------------  ----------------  ----------------
INVESTMENT INCOME
   Dividends                                    $        756     $     9,390       $        -        $     8,025
                                               ---------------- ----------------  ----------------  ----------------

EXPENSES
   Standard Benefit                                   15,435          20,764             30,568          244,253
   Contract Enhancement Benefit                        2,346           2,328              1,464            2,631
                                               ---------------- ----------------  ----------------  ----------------
TOTAL EXPENSES                                        17,781          23,092             32,032          246,884
                                               ---------------- ----------------  ----------------  ----------------
NET INVESTMENT INCOME (LOSS)                         (17,025)        (13,702)         (32,032)          (238,859)
                                               ---------------- ----------------  ----------------  ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                75           1,858           37,605             33,917
   Investments                                       (83,652)        (19,749)         (71,962)        (2,679,897)
Net change in unrealized appreciation
   (depreciation) on investments                    (104,721)       (146,402)         276,001         (4,490,773)
                                               ---------------- ----------------  ----------------  ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)             (188,298)       (164,293)         241,644         (7,136,753)
                                               ---------------- ----------------  ----------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                              $   (205,323)    $  (177,995)      $  209,612        $(7,375,612)
-----------------------------------            ================ ================  ================  ================

(A)  INCEPTION DATE OCTOBER 29, 2001.



                                                  JNL/Janus        JNL/Janus
                                                  Balanced          Capital
                                                  Portfolio     Growth Portfolio
                                                --------------  ----------------
INVESTMENT INCOME
   Dividends                                     $     82,633   $         -
                                                --------------  ----------------

EXPENSES
   Standard Benefit                                    30,153       210,417
   Contract Enhancement Benefit                         6,105         2,757
                                                --------------  ----------------
TOTAL EXPENSES                                         36,258       213,174
                                                --------------  ----------------
NET INVESTMENT INCOME (LOSS)                           46,375      (213,174)
                                                --------------  ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                  -       217,840
   Investments                                        (24,426)   (4,802,813)
Net change in unrealized appreciation
   (depreciation) on investments                     (113,664)   (4,456,209)
                                                --------------  ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)              (138,090)   (9,041,182)
                                                --------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                               $    (91,715)  $(9,254,356)
-----------------------------------             ==============  ================

(A)  INCEPTION DATE OCTOBER 29, 2001.


                     See notes to the financial statements.



JNLNY SEPARATE ACCOUNT I
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2001



                                                        JNL/Janus       JNL/Oppenheimer                           JNL/PIMCO
                                                          Global         Global Growth     JNL/Oppenheimer       Total Return
                                                    Equities Portfolio   Portfolio (a)   Growth Portfolio (a)  Bond Portfolio (b)
                                                    ------------------  ---------------  --------------------  -----------------
INVESTMENT INCOME
   Dividends                                         $    151,005        $          -     $           392       $        9,780
                                                    ------------------  ---------------  --------------------  -----------------

EXPENSES
   Standard Benefit                                       152,755               1,189                 471                  174
   Contract Enhancement Benefit                                 -               3,515               1,697                  969
                                                    ------------------  ---------------  --------------------  -----------------
TOTAL EXPENSES                                            152,755               4,704               2,168                1,143
                                                    ------------------  ---------------  --------------------  -----------------
NET INVESTMENT INCOME (LOSS)                               (1,750)             (4,704)             (1,776)               8,637
                                                    ------------------  ---------------  --------------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                 13,660                   -                   -               11,826
   Investments                                         (1,639,268)             (3,733)                (58)              (2,036)
Net change in unrealized appreciation
   (depreciation) on investments                       (1,913,930)             16,933               8,035              (29,001)
                                                    ------------------  ---------------  --------------------  -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                (3,539,538)             13,200               7,977              (19,211)
                                                    ------------------  ---------------  --------------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                   $ (3,541,288)       $      8,496     $         6,201       $      (10,574)
-----------------------------------                 ==================  ===============  ====================  =================

(A)  INCEPTION DATE MAY 1, 2001.
(B)  INCEPTION DATE OCTOBER 29, 2001.



                                                                         JNL/Putnam        JNL/Putnam      JNL/Putnam
                                                       JNL/Putnam       International        Midcap       Value Equity
                                                    Growth Portfolio  Equity Portfolio  Growth Portfolio   Portfolio
                                                    ----------------  ----------------  ----------------  -------------
INVESTMENT INCOME
   Dividends                                         $          -      $     19,972      $          -      $   86,491
                                                    ----------------  ----------------  ----------------  -------------

EXPENSES
   Standard Benefit                                        82,983            37,149             9,777         109,897
   Contract Enhancement Benefit                               661             1,598             2,492           5,706
                                                    ----------------  ----------------  ----------------  -------------
TOTAL EXPENSES                                             83,644            38,747            12,269         115,603
                                                    ----------------  ----------------  ----------------  -------------
NET INVESTMENT INCOME (LOSS)                              (83,644)          (18,775)          (12,269)        (29,112)
                                                    ----------------  ----------------  ----------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                      -             4,463                 -               -
   Investments                                           (713,220)         (207,275)          (60,328)         (9,218)
Net change in unrealized appreciation
   (depreciation) on investments                       (1,216,560)         (476,372)         (137,740)       (573,269)
                                                    ----------------  ----------------  ----------------  -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                (1,929,780)         (679,184)         (198,068)       (582,487)
                                                    ----------------  ----------------  ----------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                   $ (2,013,424)     $   (697,959)     $   (210,337)     $ (611,599)
-----------------------------------                 ================  ================  ================  =============

(A)  INCEPTION DATE MAY 1, 2001.
(B)  INCEPTION DATE OCTOBER 29, 2001.



                                                       Lazard/JNL           Lazard/JNL
                                                         Mid Cap             Small Cap
                                                    Value Portfolio (b)  Value Portfolio (b)
                                                    -------------------  -------------------
INVESTMENT INCOME
   Dividends                                         $        672         $          207
                                                    -------------------  -------------------

EXPENSES
   Standard Benefit                                           171                    132
   Contract Enhancement Benefit                                38                     94
                                                    -------------------  -------------------
TOTAL EXPENSES                                                209                    226
                                                    -------------------  -------------------
NET INVESTMENT INCOME (LOSS)                                  463                    (19)
                                                    -------------------  -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                 14,528                  6,871
   Investments                                                  2                     18
Net change in unrealized appreciation
   (depreciation) on investments                           (8,564)                 2,936
                                                    -------------------  -------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                     5,966                  9,825
                                                    -------------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                   $      6,429         $        9,806
-----------------------------------                 ===================  ===================

(A)  INCEPTION DATE MAY 1, 2001.
(B)  INCEPTION DATE OCTOBER 29, 2001.



                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT I
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2001


                                                                                                          Salomon
                                                     PPM America/     PPM America/     PPM America/      Brothers/
                                                     JNL Balanced    JNL High Yield     JNL Money       JNL Global
                                                       Portfolio     Bond Portfolio  Market Portfolio  Bond Portfolio
                                                     --------------  --------------  ----------------  --------------
INVESTMENT INCOME
   Dividends                                          $    154,273    $  380,677     $ 207,542          $ 111,315
                                                     --------------  --------------  ----------------  --------------

EXPENSES
   Standard Benefit                                         56,042        42,158        84,064             18,361
   Contract Enhancement Benefit                              3,623         3,942         9,675              1,795
                                                     --------------  --------------  ----------------  --------------
TOTAL EXPENSES                                              59,665        46,100        93,739             20,156
                                                     --------------  --------------  ----------------  --------------
NET INVESTMENT INCOME (LOSS)                                94,608       334,577       113,803             91,159
                                                     --------------  --------------  ----------------  --------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                  26,833             -             -                  -
   Investments                                             107,170        (5,679)       46,401             20,901
Net change in unrealized appreciation
   (depreciation) on investments                            79,387      (246,728)      (46,401)           (48,457)
                                                     --------------  --------------  ----------------  --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                    213,390      (252,407)            -            (27,556)
                                                     --------------  --------------  ----------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                    $    307,998      $ 82,170     $ 113,803          $  63,603
                                                     ==============  =============== ================  ==============


                                                  Salomon
                                               Brothers/JNL
                                               U.S. Government T. Rowe Price/T.    Rowe Price/         T. Rowe
                                                 & Quality     JNL Established     JNL Mid-Cap        Price/JNL
                                               Bond Portfolio  Growth Portfolio  Growth Portfolio  Value Portfolio
                                               --------------  ----------------  ----------------  ---------------
INVESTMENT INCOME
   Dividends                                    $    228,046    $        -        $        -        $ 21,811
                                               --------------  ----------------  ----------------  ---------------

EXPENSES
   Standard Benefit                                   50,957        72,187            87,155          20,267
   Contract Enhancement Benefit                        7,045         3,390             2,577           5,571
                                               --------------  ----------------  ----------------  ---------------
TOTAL EXPENSES                                        58,002        75,577            89,732          25,838
                                               --------------  ----------------  ----------------  ---------------
NET INVESTMENT INCOME (LOSS)                         170,044       (75,577)          (89,732)         (4,027)
                                               --------------  ----------------  ----------------  ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies            23,239        15,791                 -          10,635
   Investments                                       169,730      (113,726)            3,113         (18,095)
Net change in unrealized appreciation
   (depreciation) on investments                    (188,320)     (433,215)         (119,871)        (19,313)
                                               --------------  ----------------  ----------------  ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                4,649      (531,150)         (116,758)        (26,773)
                                               --------------  ----------------  ----------------  ---------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                              $    174,693    $ (606,727)       $ (206,490)      $ (30,800)
                                               ==============  ================  ================  ===============



                                                   JNL/S&P         JNL/S&P
                                                Conservative       Moderate
                                             Growth Portfolio  Growth Portfolio I
                                             ----------------  ------------------
INVESTMENT INCOME
   Dividends                                  $    193,860     $  305,507
                                             ----------------  ------------------

EXPENSES                                            54,811         82,924
   Standard Benefit                                  6,291         19,185
   Contract Enhancement Benefit              ----------------  ------------------
                                                    61,102        102,109
TOTAL EXPENSES                               ----------------  ------------------
                                                   132,758        203,398
NET INVESTMENT INCOME (LOSS)                 ----------------  ------------------


REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:                       213,716        420,299
   Distributions from investment companies         (39,642)      (140,147)
   Investments
Net change in unrealized appreciation             (519,127)      (959,991)
   (depreciation) on investments             ----------------  ------------------
                                                  (345,053)      (679,839)
NET REALIZED AND UNREALIZED GAIN (LOSS)      ----------------  ------------------


NET INCREASE (DECREASE) IN NET ASSETS         $   (212,295)    $ (476,441)
   FROM OPERATIONS                           ================  ==================



                     See notes to the financial statements.



JNLNY SEPARATE ACCOUNT I
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2001



                                                    JNL/S&P              JNL/S&P                             JNL/S&P Equity
                                                   Aggressive        Very Aggressive     JNL/S&P Equity        Aggressive
                                               Growth Portfolio I  Growth Portfolio I  Growth Portfolio I  Growth Portfolio I
                                               ------------------  ------------------  ------------------  ------------------
INVESTMENT INCOME
   Dividends                                    $    131,579        $     38,861        $    136,753        $      35,403
                                               ------------------  ------------------  ------------------  ------------------

EXPENSES
   Standard Benefit                                   54,057              15,008              56,746               17,733
   Contract Enhancement Benefit                        3,955               1,559               9,873                  384
                                               ------------------  ------------------  ------------------  ------------------
TOTAL EXPENSES                                        58,012              16,567              66,619               18,117
                                               ------------------  ------------------  ------------------  ------------------
NET INVESTMENT INCOME (LOSS)                          73,567              22,294              70,134               17,286
                                               ------------------  ------------------  ------------------  ------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies           258,504             146,965             430,803              111,110
   Investments                                      (155,102)            (37,151)           (330,966)             (87,167)
Net change in unrealized appreciation
   (depreciation) on investments                    (743,302)           (271,771)           (902,248)            (280,679)
                                               ------------------  ------------------  ------------------  ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)             (639,900)           (161,957)           (802,411)            (256,736)
                                               ------------------  ------------------  ------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                              $   (566,333)       $   (139,663)       $   (732,277)       $    (239,450)
                                               ==================  ==================  ==================  ==================

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001


                                                       AIM/                   AIM/
                                                 JNL Large Cap            JNL Small Cap           AIM/JNL             JNL/Alger
                                                Growth Portfolio (a)  Growth Portfolio (a)  Value II Portfolio (a)  Growth Portfolio
                                                --------------------  --------------------  ----------------------  ----------------
OPERATIONS
   Net investment income (loss)                  $          (20)        $       (32)          $   (127)               $   (142,244)
   Net realized gain (loss) on investments                    -                   1                  3                    (774,956)
   Net change in unrealized appreciation
      (depreciation) on investments                         376               1,476              2,943                    (676,026)
                                                --------------------  --------------------  ----------------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                          356               1,445              2,819                  (1,593,226)
                                                --------------------  --------------------  ----------------------  ----------------

CONTRACT TRANSACTIONS (NOTES 5 & 6)
   Proceeds from the sale of units                       35,383              37,232             20,785                   1,207,188
   Value of units redeemed                                    -                   -                  -                    (539,349)
   Transfers between portfolios                             162                 347             48,054                  (2,007,202)
   Policyholder charges                                       -                   -                 (9)                    (22,878)
                                                --------------------  --------------------  ----------------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                 35,545              37,579             68,830                  (1,362,241)
                                                --------------------  --------------------  ----------------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS                    35,901              39,024             71,649                  (2,955,467)

NET ASSETS BEGINNING OF PERIOD                                -                   -                  -                  11,754,752
                                                --------------------  --------------------  ----------------------  ----------------

NET ASSETS END OF PERIOD                         $       35,901         $    39,024           $ 71,649                $  8,799,285
----------------------------------              ====================  ====================  ======================  ================

(A)  INCEPTION DATE OCTOBER 29, 2001.




                                                                                       JNL/Eagle         JNL/Janus
                                                  JNL/Alliance     JNL/Eagle Core       SmallCap         Aggressive
                                                Growth Portfolio  Equity Portfolio  Equity Portfolio  Growth Portfolio
                                                ----------------  ----------------  ----------------  ----------------
OPERATIONS
   Net investment income (loss)                  $    (17,025)    $      (13,702)    $   (32,032)      $   (238,859)
   Net realized gain (loss) on investments            (83,577)           (17,891)        (34,357)        (2,645,980)
   Net change in unrealized appreciation
      (depreciation) on investments                  (104,721)          (146,402)        276,001         (4,490,773)
                                                ----------------  ----------------  ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                   (205,323)          (177,995)        209,612         (7,375,612)
                                                ----------------  ----------------  ----------------  ----------------

CONTRACT TRANSACTIONS (NOTES 5 & 6)
   Proceeds from the sale of units                    873,114            550,721         437,350          1,551,683
   Value of units redeemed                            (37,789)          (151,271)       (152,056)        (1,181,404)
   Transfers between portfolios                       157,480             57,868         460,688         (2,337,142)
   Policyholder charges                                  (661)           (10,089)         (8,784)           (51,177)
                                                ----------------  ----------------  ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                              992,144            447,229         737,198         (2,018,040)
                                                ----------------  ----------------  ----------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS                 786,821            269,234         946,810         (9,393,652)

NET ASSETS BEGINNING OF PERIOD                        870,036          1,622,009       1,813,571         23,447,284
                                                ----------------  ----------------  ----------------  ----------------

NET ASSETS END OF PERIOD                         $  1,656,857     $    1,891,243     $ 2,760,381       $ 14,053,632
----------------------------------              ================  ================  ================  ================

(A)  INCEPTION DATE OCTOBER 29, 2001.


                                                   JNL/Janus     JNL/Janus
                                                   Balanced       Capital
                                                   Portfolio    Growth Portfolio
                                                 -------------- -------------
OPERATIONS
   Net investment income (loss)                    $    46,375  $   (213,174)
   Net realized gain (loss) on investments             (24,426)   (4,584,973)
   Net change in unrealized appreciation
      (depreciation) on investments                   (113,664)   (4,456,209)
                                                 -------------- -------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                     (91,715)   (9,254,356)
                                                 -------------- -------------

CONTRACT TRANSACTIONS (NOTES 5 & 6)
   Proceeds from the sale of units                   1,778,028     1,525,310
   Value of units redeemed                            (113,935)     (708,666)
   Transfers between portfolios                        858,325    (1,601,180)
   Policyholder charges                                 (1,789)      (25,256)
                                                 -------------- -------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                             2,520,629      (809,792)
                                                 -------------- -------------

NET INCREASE (DECREASE) IN NET ASSETS                2,428,914   (10,064,148)

NET ASSETS BEGINNING OF PERIOD                       1,308,804    21,951,683
                                                 -------------- -------------

NET ASSETS END OF PERIOD                           $ 3,737,718  $ 11,887,535
----------------------------------               ============== =============

(A)  INCEPTION DATE OCTOBER 29, 2001.

                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001



                                                      JNL/Janus      JNL/Oppenheimer                           JNL/PIMCO
                                                        Global        Global Growth    JNL/Oppenheimer        Total Return
                                                 Equities Portfolio   Portfolio (a)  Growth Portfolio (a)  Bond Portfolio (b)
                                                 ------------------  --------------  --------------------  ------------------
OPERATIONS
   Net investment income (loss)                   $     (1,750)       $    (4,704)    $ (1,776)             $      8,637
   Net realized gain (loss) on investments          (1,625,608)            (3,733)         (58)                    9,790
   Net change in unrealized appreciation
      (depreciation) on investments                 (1,913,930)            16,933        8,035                   (29,001)
                                                 ------------------  --------------  --------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                  (3,541,288)             8,496        6,201                   (10,574)
                                                 ------------------  --------------  --------------------  ------------------

CONTRACT TRANSACTIONS (NOTES 5 & 6)
   Proceeds from the sale of units                      66,433            673,127      360,911                    48,116
   Value of units redeemed                            (530,561)           (19,655)        (555)                   (2,720)
   Transfers between portfolios                     (1,892,192)           146,295       74,492                   365,345
   Policyholder charges                                (21,403)            (1,275)          (3)                        -
                                                 ------------------  --------------  --------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                            (2,377,723)           798,492      434,845                   410,741
                                                 ------------------  --------------  --------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS               (5,919,011)           806,988      441,046                   400,167

NET ASSETS BEGINNING OF PERIOD                      14,423,981                  -            -                         -
                                                 ------------------  --------------  --------------------  ------------------

NET ASSETS END OF PERIOD                          $  8,504,970        $   806,988     $441,046              $    400,167
----------------------------------               ==================  ==============  ====================  ==================
(A)  INCEPTION DATE MAY 1, 2001.
(B)  INCEPTION DATE OCTOBER 29, 2001.



                                                                     JNL/Putnam        JNL/Putnam      JNL/Putnam
                                                    JNL/Putnam      International         Midcap      Value Equity
                                                 Growth Portfolio  Equity Portfolio  Growth Portfolio   Portfolio
                                                 ----------------  ----------------  ---------------- ------------
OPERATIONS
   Net investment income (loss)                   $    (83,644)    $       (18,775)   $     (12,269)   $  (29,112)
   Net realized gain (loss) on investments            (713,220)           (202,812)         (60,328)       (9,218)
   Net change in unrealized appreciation
      (depreciation) on investments                 (1,216,560)           (476,372)        (137,740)     (573,269)
                                                 ----------------  ----------------  ---------------- ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                  (2,013,424)           (697,959)        (210,337)     (611,599)
                                                 ----------------  ----------------  ---------------- ------------

CONTRACT TRANSACTIONS (NOTES 5 & 6)
   Proceeds from the sale of units                     447,667             660,535          813,017     1,497,077
   Value of units redeemed                            (449,573)           (128,447)         (58,513)     (551,269)
   Transfers between portfolios                       (910,411)            (94,126)         102,057     1,141,800
   Policyholder charges                                (18,823)             (4,507)          (1,343)      (16,770)
                                                 ----------------  ----------------  ---------------- ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                              (931,140)            433,455          855,218     2,070,838
                                                 ----------------  ----------------  ---------------- ------------

NET INCREASE (DECREASE) IN NET ASSETS               (2,944,564)           (264,504)         644,881     1,459,239

NET ASSETS BEGINNING OF PERIOD                       7,800,664           2,988,504          555,784     7,725,548
                                                 ----------------  ----------------  ---------------- ------------

NET ASSETS END OF PERIOD                          $  4,856,100     $     2,724,000    $   1,200,665    $9,184,787
----------------------------------               ================  ================  ================ ============
(A)  INCEPTION DATE MAY 1, 2001.
(B)  INCEPTION DATE OCTOBER 29, 2001.



                                                    Lazard/JNL           Lazard/JNL
                                                      Mid Cap             Small Cap
                                                 Value Portfolio (b)  Value Portfolio (b)
                                                 -------------------  -------------------
OPERATIONS
   Net investment income (loss)                   $        463         $          (19)
   Net realized gain (loss) on investments              14,530                  6,889
   Net change in unrealized appreciation
      (depreciation) on investments                     (8,564)                 2,936
                                                 -------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                       6,429                  9,806
                                                 -------------------  -------------------

CONTRACT TRANSACTIONS (NOTES 5 & 6)
   Proceeds from the sale of units                      51,395                 56,912
   Value of units redeemed                                   -                   (205)
   Transfers between portfolios                         93,691                 61,487
   Policyholder charges                                      -                      -
                                                 -------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                               145,086                118,194
                                                 -------------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS                  151,515                128,000

NET ASSETS BEGINNING OF PERIOD                               -                      -
                                                 -------------------  -------------------

NET ASSETS END OF PERIOD                          $    151,515        $       128,000
----------------------------------               =================== ====================
(A)  INCEPTION DATE MAY 1, 2001.
(B)  INCEPTION DATE OCTOBER 29, 2001.

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001




                                                                                                     Salomon
                                                 PPM America/    PPM America/     PPM America/      Brothers/
                                                 JNL Balanced   JNL High Yield     JNL Money        JNL Global
                                                   Portfolio    Bond Portfolio  Market Portfolio  Bond Portfolio
                                                 -------------- --------------  ----------------  --------------
OPERATIONS
   Net investment income (loss)                   $     94,608   $   334,577    $     113,803      $    91,159
   Net realized gain (loss) on investments             134,003        (5,679)          46,401           20,901
   Net change in unrealized appreciation
      (depreciation) on investments                     79,387      (246,728)         (46,401)         (48,457)
                                                 -------------- --------------  ----------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                     307,998        82,170          113,803           63,603
                                                 -------------- --------------  ----------------  --------------

CONTRACT TRANSACTIONS (NOTES 5 & 6)
   Proceeds from the sale of units                   1,014,358     1,080,974        3,276,661          437,894
   Value of units redeemed                            (388,799)     (301,631)      (2,554,163)        (118,992)
   Transfers between portfolios                      1,084,646     1,313,292        2,041,182          637,604
   Policyholder charges                                (17,082)      (14,150)        (147,663)          (4,111)
                                                 -------------- --------------  ----------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                             1,693,123     2,078,485        2,616,017          952,395
                                                 -------------- --------------  ----------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS                2,001,121     2,160,655        2,729,820        1,015,998

NET ASSETS BEGINNING OF PERIOD                       3,080,439     2,178,819        4,209,438          873,946
                                                 -------------- --------------  ----------------  --------------

NET ASSETS END OF PERIOD                          $  5,081,560   $ 4,339,474    $   6,939,258      $ 1,889,944
                                                 ============== =============   ================  ==============



                                                    Salomon
                                                 Brothers/JNL
                                                 U.S. Government  T. Rowe Price/    T. Rowe Price/       T. Rowe
                                                   & Quality      JNL Established     JNL Mid-Cap       Price/JNL
                                                 Bond Portfolio   Growth Portfolio  Growth Portfolio  Value Portfolio
                                                 --------------   ----------------  ----------------  ---------------
OPERATIONS
   Net investment income (loss)                   $    170,044     $    (75,577)     $   (89,732)      $   (4,027)
   Net realized gain (loss) on investments             192,969          (97,935)           3,113           (7,460)
   Net change in unrealized appreciation
      (depreciation) on investments                   (188,320)        (433,215)        (119,871)         (19,313)
                                                 --------------   ----------------  ----------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                     174,693         (606,727)        (206,490)         (30,800)
                                                 --------------   ----------------  ----------------  ---------------

CONTRACT TRANSACTIONS (NOTES 5 & 6)
   Proceeds from the sale of units                   1,749,200          885,903        1,099,114        1,626,761
   Value of units redeemed                            (290,510)        (421,289)        (382,812)         (81,908)
   Transfers between portfolios                        890,743          724,596         (605,108)       1,233,991
   Policyholder charges                                 (5,252)         (17,294)         (12,416)          (1,133)
                                                 --------------   ----------------  ----------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                             2,344,181        1,171,916           98,778        2,777,711
                                                 --------------   ----------------  ----------------  ---------------

NET INCREASE (DECREASE) IN NET ASSETS                2,518,874          565,189         (107,712)       2,746,911

NET ASSETS BEGINNING OF PERIOD                       2,882,547        5,731,857        6,525,187          394,618
                                                 --------------   ----------------  ----------------  ---------------

NET ASSETS END OF PERIOD                          $  5,401,421     $  6,297,046      $ 6,417,475       $3,141,529
                                                 ==============   ================  ================  ===============



                                                    JNL/S&P              JNL/S&P
                                                 Conservative           Moderate
                                               Growth Portfolio I  Growth Portfolio I
                                                 ----------------  ------------------
OPERATIONS
   Net investment income (loss)                   $    132,758      $       203,398
   Net realized gain (loss) on investments             174,074              280,152
   Net change in unrealized appreciation
      (depreciation) on investments                   (519,127)            (959,991)
                                                 ----------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                    (212,295)            (476,441)
                                                 ----------------  ------------------

CONTRACT TRANSACTIONS (NOTES 5 & 6)
   Proceeds from the sale of units                   3,224,092            7,051,490
   Value of units redeemed                            (308,610)            (466,683)
   Transfers between portfolios                        939,089              747,724
   Policyholder charges                                 (9,625)              (7,837)
                                                 ----------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                             3,844,946            7,324,694
                                                 ----------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS                3,632,651            6,848,253

NET ASSETS BEGINNING OF PERIOD                       2,772,396            4,152,773
                                                 ----------------  ------------------

NET ASSETS END OF PERIOD                          $  6,405,047      $    11,001,026
                                                 ================  ==================


                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001



                                                         JNL/S&P             JNL/S&P                            JNL/S&P Equity
                                                       Aggressive        Very Aggressive     JNL/S&P Equity       Aggressive
                                                   Growth Portfolio I  Growth Portfolio I  Growth Portfolio I  Growth Portfolio I
                                                   ------------------  ------------------  ------------------  ------------------
OPERATIONS
   Net investment income (loss)                     $     73,567        $      22,294       $   70,134          $       17,286
   Net realized gain (loss) on investments               103,402              109,814           99,837                  23,943
   Net change in unrealized appreciation
      (depreciation) on investments                     (743,302)            (271,771)        (902,248)               (280,679)
                                                   ------------------  ------------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                      (566,333)            (139,663)        (732,277)               (239,450)
                                                   ------------------  ------------------  ------------------  ------------------

CONTRACT TRANSACTIONS (NOTES 5 & 6)
   Proceeds from the sale of units                       946,011              631,995        2,559,199                 132,426
   Value of units redeemed                              (120,048)             (55,010)        (402,759)                (26,969)
   Transfers between portfolios                         (312,456)             109,636          467,240                 (22,143)
   Policyholder charges                                   (4,709)              (2,622)         (25,461)                 (2,704)
                                                   ------------------  ------------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                 508,798              683,999        2,598,219                  80,610
                                                   ------------------  ------------------  ------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS                    (57,535)             544,336        1,865,942                (158,840)

NET ASSETS BEGINNING OF PERIOD                         4,320,745            1,012,623        3,927,233               1,393,887
                                                   ------------------  ------------------  ------------------  ------------------

NET ASSETS END OF PERIOD                            $  4,263,210        $   1,556,959       $5,793,175          $    1,235,047
                                                   ==================  ==================  ==================  ==================

                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2000


                                                                                                              JNL/Eagle
                                                       JNL/Alger         JNL/Alliance      JNL/Eagle Core      SmallCap
                                                    Growth Portfolio  Growth Portfolio(a) Equity Portfolio  Equity Portfolio
                                                    ----------------  ------------------- ----------------  ----------------
OPERATIONS
   Net investment income (loss)                      $   (154,976)     $    (4,985)       $  (19,463)        $   (22,238)
   Net realized gain (loss) on investments                465,235          (24,756)           28,566               9,051
   Net change in unrealized appreciation
      (depreciation) on investments                    (2,350,919)        (177,630)          (33,938)           (281,147)
                                                    ----------------  ------------------- ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                     (2,040,660)        (207,371)          (24,835)           (294,334)
                                                    ----------------  ------------------- ----------------  ----------------

CONTRACT TRANSACTIONS (NOTES 5 & 6)
   Proceeds from the sale of units                      7,222,854          992,033           718,233             904,959
   Value of units redeemed                               (574,833)          (9,781)          (57,705)            (62,527)
   Transfers between portfolios                        (1,155,720)          95,155           136,632             345,465
   Policyholder charges                                   (15,475)               -              (249)             (1,796)
                                                    ----------------  ------------------- ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                5,476,826        1,077,407           796,911           1,186,101
                                                    ----------------  ------------------- ----------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS                   3,436,166          870,036           772,076             891,767

NET ASSETS BEGINNING OF PERIOD                          8,318,586                -           849,933             921,804
                                                    ----------------  ------------------- ----------------  ----------------

NET ASSETS END OF PERIOD                             $ 11,754,752      $  870,036         $1,622,009         $ 1,813,571
----------------------------------                  ================  =================== ================  ================

(A)  INCEPTION DATE MAY 1, 2000.



                                                        JNL/Janus       JNL/Janus      JNL/Janus       JNL/Janus
                                                       Aggressive       Balanced        Capital          Global
                                                    Growth Portfolio  Portfolio (a) Growth Portfolio Equities Portfolio
                                                    ----------------  ------------- ---------------- ------------------
OPERATIONS
   Net investment income (loss)                      $   (325,795)     $    (7,781)  $   (344,186)    $   (188,667)
   Net realized gain (loss) on investments                899,549           (1,462)     1,266,827          183,357
   Net change in unrealized appreciation
      (depreciation) on investments                    (7,416,846)         (12,346)   (12,729,777)      (4,186,435)
                                                    ----------------  ------------- ---------------- ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                     (6,843,092)         (21,589)   (11,807,136)      (4,191,745)
                                                    ----------------  ------------- ---------------- ------------------

CONTRACT TRANSACTIONS (NOTES 5 & 6)
   Proceeds from the sale of units                     15,488,213        1,079,746     17,906,983        9,799,380
   Value of units redeemed                             (1,040,498)         (18,654)    (1,071,480)        (481,804)
   Transfers between portfolios                         1,077,140          269,312        911,470        4,325,337
   Policyholder charges                                   (25,179)             (11)       (31,144)         (16,904)
                                                    ----------------  ------------- ---------------- ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                               15,499,676        1,330,393     17,715,829       13,626,009
                                                    ----------------  ------------- ---------------- ------------------

NET INCREASE (DECREASE) IN NET ASSETS                   8,656,584        1,308,804      5,908,693        9,434,264

NET ASSETS BEGINNING OF PERIOD                         14,790,700                -     16,042,990        4,989,717
                                                    ----------------  ------------- ---------------- ------------------

NET ASSETS END OF PERIOD                             $ 23,447,284      $ 1,308,804   $ 21,951,683     $ 14,423,981
----------------------------------                  ================  ============= ================ ==================

(A)  INCEPTION DATE MAY 1, 2000.



                                                                        JNL/Putnam
                                                       JNL/Putnam      International
                                                    Growth Portfolio  Equity Portfolio
                                                    ----------------  ----------------
OPERATIONS
   Net investment income (loss)                      $   (104,275)    $     (30,090)
   Net realized gain (loss) on investments                103,899            64,860
   Net change in unrealized appreciation
      (depreciation) on investments                    (1,653,030)         (391,260)
                                                    ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                     (1,653,406)         (356,490)
                                                    ----------------  ----------------

CONTRACT TRANSACTIONS (NOTES 5 & 6)
   Proceeds from the sale of units                      3,500,166         1,698,296
   Value of units redeemed                               (346,505)         (315,593)
   Transfers between portfolios                           444,830           571,801
   Policyholder charges                                    (3,870)          (15,504)
                                                    ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                3,594,621         1,939,000
                                                    ----------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS                   1,941,215         1,582,510

NET ASSETS BEGINNING OF PERIOD                          5,859,449         1,405,994
                                                    ----------------  ----------------

NET ASSETS END OF PERIOD                             $  7,800,664      $  2,988,504
----------------------------------                  ================  ================

(A)  INCEPTION DATE MAY 1, 2000.


                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2000




                                                        JNL/Putnam     JNL/Putnam   PPM America/    PPM America/
                                                          Midcap      Value Equity  JNL Balanced   JNL High Yield
                                                 Growth Portfolio (a)    Portfolio     Portfolio    Bond Portfolio
                                                    ----------------  ------------  ------------   --------------
OPERATIONS
   Net investment income (loss)                      $     (2,068)    $    (93,396)  $  (35,510)   $  (30,210)
   Net realized gain (loss) on investments                    (54)         (96,915)     (12,688)       (4,405)
   Net change in unrealized appreciation
      (depreciation) on investments                       (13,092)         634,792      263,426      (113,284)
                                                    ----------------  ------------  ------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        (15,214)         444,481      215,228      (147,899)
                                                    ----------------  ------------  ------------   --------------

CONTRACT TRANSACTIONS (NOTES 5 & 6)
   Proceeds from the sale of units                        492,289        1,991,563      947,351       572,609
   Value of units redeemed                                   (917)        (173,091)    (129,582)     (113,340)
   Transfers between portfolios                            79,626          189,432      182,062        36,515
   Policyholder charges                                         -           (3,246)      (1,761)         (939)
                                                    ----------------  ------------  ------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                  570,998        2,004,658      998,070       494,845
                                                    ----------------  ------------  ------------   --------------

NET INCREASE (DECREASE) IN NET ASSETS                     555,784        2,449,139    1,213,298       346,946

NET ASSETS BEGINNING OF PERIOD                                  -        5,276,409    1,867,141     1,831,873
                                                    ----------------  ------------  ------------   --------------

NET ASSETS END OF PERIOD                             $    555,784     $  7,725,548   $3,080,439    $2,178,819
----------------------------------                  ================  ============= ============   ==============

(A)  INCEPTION DATE MAY 1, 2000.



                                                                                         Salomon
                                                                         Salomon       Brothers/JNL
                                                      PPM America/       Brothers/    U.S. Government   T. Rowe Price/
                                                       JNL Money        JNL Global       & Quality      JNL Established
                                                    Market Portfolio  Bond Portfolio   Bond Portfolio   Growth Portfolio
                                                    ----------------  --------------  ---------------   ----------------
OPERATIONS
   Net investment income (loss)                       $   (30,397)    $ (10,022)       $   (30,164)      $   (68,700)
   Net realized gain (loss) on investments                 61,528         4,945             12,307           112,455
   Net change in unrealized appreciation
      (depreciation) on investments                        65,334        47,608            244,361          (215,114)
                                                    ----------------  --------------  ---------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                         96,465        42,531            226,504          (171,359)
                                                    ----------------  --------------  ---------------   ----------------

CONTRACT TRANSACTIONS (NOTES 5 & 6)
   Proceeds from the sale of units                      4,225,124       198,880            616,069         2,271,097
   Value of units redeemed                               (327,285)      (25,844)          (100,736)         (196,261)
   Transfers between portfolios                          (912,249)      121,628            611,272           478,316
   Policyholder charges                                   (14,969)         (111)              (762)           (2,132)
                                                    ----------------  --------------  ---------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                2,970,621       294,553          1,125,843         2,551,020
                                                    ----------------  --------------  ---------------   ----------------

NET INCREASE (DECREASE) IN NET ASSETS                   3,067,086       337,084          1,352,347         2,379,661

NET ASSETS BEGINNING OF PERIOD                          1,142,352       536,862          1,530,200         3,352,196
                                                    ----------------  --------------  ---------------   ----------------

NET ASSETS END OF PERIOD                              $ 4,209,438     $ 873,946        $ 2,882,547       $ 5,731,857
----------------------------------                  ================  ==============  ===============   ================

(A)  INCEPTION DATE MAY 1, 2000.


                                                     T. Rowe Price/         T. Rowe
                                                      JNL Mid-Cap          Price/JNL
                                                    Growth Portfolio  Value Portfolio (a)
                                                    ----------------  -------------------
OPERATIONS
   Net investment income (loss)                      $    (62,514)     $   (810)
   Net realized gain (loss) on investments                100,045           153
   Net change in unrealized appreciation
      (depreciation) on investments                       144,069        24,321
                                                    ----------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        181,600        23,664
                                                    ----------------  -------------------

CONTRACT TRANSACTIONS (NOTES 5 & 6)
   Proceeds from the sale of units                      3,136,283       205,191
   Value of units redeemed                               (134,661)         (970)
   Transfers between portfolios                         1,139,021       166,733
   Policyholder charges                                    (2,616)            -
                                                    ----------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                4,138,027       370,954
                                                    ----------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS                   4,319,627       394,618

NET ASSETS BEGINNING OF PERIOD                          2,205,560             -
                                                    ----------------  -------------------

NET ASSETS END OF PERIOD                             $  6,525,187      $394,618
----------------------------------                  ================  ===================

(A)  INCEPTION DATE MAY 1, 2000.


                     See notes to the financial statements.




JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2000


                                                     JNL/S&P           JNL/S&P           JNL/S&P            JNL/S&P
                                                  Conservative         Moderate         Aggressive      Very Aggressive
                                               Growth Portfolio I Growth Portfolio I Growth Portfolio I Growth Portfolio I
                                               ------------------ ------------------ ------------------ -------------------
OPERATIONS
   Net investment income (loss)                 $    (29,855)      $       (38,116)   $      (45,302)    $       (10,941)
   Net realized gain (loss) on investments            23,890                24,870            12,157               1,969
   Net change in unrealized appreciation
      (depreciation) on investments                 (104,669)             (262,007)         (479,681)           (212,464)
                                               ------------------ ------------------ ------------------ -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                  (110,634)             (275,253)         (512,826)           (221,436)
                                               ------------------ ------------------ ------------------ -------------------

CONTRACT TRANSACTIONS (NOTES 5 & 6)
   Proceeds from the sale of units                 1,559,123             2,764,873         3,302,895             652,860
   Value of units redeemed                           (24,161)             (121,482)          (53,183)             (6,839)
   Transfers between portfolios                      114,895               518,168           379,759             389,468
   Policyholder charges                                 (145)               (3,243)             (211)               (139)
                                               ------------------ ------------------ ------------------ -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                           1,649,712             3,158,316         3,629,260           1,035,350
                                               ------------------ ------------------ ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS              1,539,078             2,883,063         3,116,434             813,914

NET ASSETS BEGINNING OF PERIOD                     1,233,318             1,269,710         1,204,311             198,709
                                               ------------------ ------------------ ------------------ -------------------

NET ASSETS END OF PERIOD                        $  2,772,396       $     4,152,773    $    4,320,745     $     1,012,623
                                               ================== ================== ================== ===================




                                                                     JNL/S&P Equity
                                                 JNL/S&P Equity        Aggressive
                                               Growth Portfolio I  Growth Portfolio I
                                               ------------------  ------------------
OPERATIONS
   Net investment income (loss)                 $    (46,268)       $  (16,214)
   Net realized gain (loss) on investments               801            52,657
   Net change in unrealized appreciation
      (depreciation) on investments                 (686,037)         (344,346)
                                               ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                  (731,504)         (307,903)
                                               ------------------  ------------------

CONTRACT TRANSACTIONS (NOTES 5 & 6)
   Proceeds from the sale of units                 2,495,493         1,336,198
   Value of units redeemed                           (57,994)          (13,697)
   Transfers between portfolios                      756,027          (249,356)
   Policyholder charges                                 (324)             (782)
                                               ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                           3,193,202         1,072,363
                                               ------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS              2,461,698           764,460

NET ASSETS BEGINNING OF PERIOD                     1,465,535           629,427
                                               ------------------  ------------------

NET ASSETS END OF PERIOD                        $  3,927,233        $1,393,887
                                               ==================  ==================


                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION
---------------------

Jackson National Life Insurance Company of New York ("Jackson National") established JNLNY Separate Account I (the "Separate Account") on September 12, 1997. The Separate Account commenced operations on November 27, 1998, and is registered under the Investment Company Act of 1940 as a unit investment trust.

The Separate Account assets legally belong to Jackson National and the obligations under the contracts are the obligation of Jackson National. However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson National may conduct.

The Separate Account receives and invests net premiums for individual flexible premium variable annuity contracts issued by Jackson National. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account currently contains thirty-four (34) Portfolios, each of which invests in the following series of mutual funds:

------------------------------------------------------------------------------------------------------------------------------------
                                                             JNL SERIES TRUST

AIM/JNL Large Cap Growth Series                                          JNL/Putnam Value Equity Series
AIM/JNL Small Cap Growth Series                                          Lazard/JNL Mid Cap Value Series
AIM/JNL Value II Series                                                  Lazard/JNL Small Cap Value Series
JNL/Alger Growth Series                                                  PPM America/JNL Balanced Series
JNL/Alliance Growth Series                                               PPM America/JNL High Yield Bond Series
JNL/Eagle Core Equity Series                                             PPM America/JNL Money Market Series
JNL/Eagle SmallCap Equity Series                                         Salomon Brothers/JNL Global Bond Series
JNL/Janus Aggressive Growth Series                                       Salomon Brothers/JNL U.S. Government & Quality Bond Series
JNL/Janus Balanced Series                                                T. Rowe Price/JNL Established Growth Series
JNL/Janus Capital Growth Series                                          T. Rowe Price/JNL Mid-Cap Growth Series
JNL/Janus Global Equities Series                                         T. Rowe Price/JNL Value Series
JNL/Oppenheimer Global Growth Series                                     JNL/S&P Conservative Growth Series I
JNL/Oppenheimer Growth Series                                            JNL/S&P Moderate Growth Series I
JNL/PIMCO Total Return Bond Series                                       JNL/S&P Aggressive Growth Series I
JNL/Putnam Growth Series                                                 JNL/S&P Very Aggressive Growth Series I
JNL/Putnam International Equity Series                                   JNL/S&P Equity Growth Series I
JNL/Putnam Midcap Growth Series                                          JNL/S&P Equity Aggressive Series I

Jackson National Asset Management, LLC, a wholly-owned subsidiary of Jackson National Life Insurance Company, serves as investment adviser for all the series and receives a fee for its services from each of the series

JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
----------------------------------------

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

Use of Estimates
----------------

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments
-----------

     The Separate Account's investments in the corresponding series of mutual funds ("Series") are stated at the net asset values of the respective Series. The average cost method is used in determining the cost of the shares sold on withdrawals by the Separate Account. Investments in the Series are recorded on trade date. Realized gain distributions are reinvested in the respective Series. Dividend distributions received from the Series are reinvested in additional shares of the Series and are recorded as income to the Separate Account on the ex-dividend date.

Federal Income Taxes
--------------------

     The operations of the Separate Account are included in the federal income tax return of Jackson National, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax has been provided.

NOTE 3 - POLICY CHARGES
-----------------------

Charges are deducted from the Separate Account to compensate Jackson National for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts.

Contract Maintenance Charge
---------------------------

     An annual contract maintenance charge of $30 is charged against each contract to reimburse Jackson National for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date. The charge is deducted by redeeming units. For the period ended December 31, 2001, contract maintenance charges were assessed in the amount of $42,452.

Transfer Fee Charge
-------------------

     A transfer fee of $25 will apply to transfers made by contract holders between the portfolios in excess of 15 transfers in a contract year. Jackson National may waive the transfer fee in connection with pre-authorized automatic transfer programs, or in those states where a lesser fee is required. This fee will be deducted from any contract values remaining in the portfolio(s) from which the transfers were made. If such remaining contract value is insufficient to pay the transfer fee, then the fee will be deducted from transferred contract values. For the period ended December 31, 2001, transfer fee charges were assessed in the amount of $75.

JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


NOTE 3 - POLICY CHARGES (CONTINUED)
-----------------------------------

Surrender or Contingent Deferred Sales Charge
---------------------------------------------

     During the first seven contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract. The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contracts. The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year. The surrender charges are assessed by Jackson National and withheld from the proceeds of the withdrawals. For the period ended December 31, 2001, surrender charges were assessed in the amount of $414,299.

Insurance Charges
-----------------

     Jackson National deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. The administration charge is designed to reimburse Jackson National for administrative expenses related to the Separate Account and the issuance and maintenance of contracts.

     Jackson National deducts a daily charge from the net assets of the Separate Account equivalent to an annual rate of 1.25% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson National is that the insured may receive benefits greater than those anticipated by Jackson National. The expense risk assumed by Jackson National is that the costs of administering the contracts of the Separate Account will exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

Optional Benefit Charges
------------------------

     During the first seven contract years, Jackson National deducts a contract enhancement charge daily from the net assets of the Separate Account at an annual rate of 0.425%. The contract enhancement benefit affords the contract owner an additional amount added to the contract during the first year at a rate of 3% of premium payments made.

Premium Taxes
-------------

     Some states and other governmental entities charge premium taxes or other similar taxes. Jackson National is responsible for the payment of these taxes and may make a deduction from the value of the contract for them. Premium taxes generally range from 0% to 4% depending on the state.

JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 4 - PURCHASES AND SALES OF INVESTMENTS
-------------------------------------------

     For the period ended December 31, 2001, purchases and proceeds from sales of investments are as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                JNL SERIES TRUST

                                                                             Proceeds
                                                              Purchases     from Sales
                                                              ---------     ----------
AIM/JNL Large Cap Growth                                       $   35,544       $     19
AIM/JNL Small Cap Growth                                           37,578             31
AIM/JNL Value II                                                   68,839            136
JNL/Alger Growth                                                2,882,615      4,372,598
JNL/Alliance Growth                                             1,307,494        332,300
JNL/Eagle Core Equity                                             895,332        459,947
JNL/Eagle SmallCap Equity                                       1,787,940      1,045,169
JNL/Janus Aggressive Growth                                     3,885,004      6,107,986
JNL/Janus Balanced                                              3,129,287        562,283
JNL/Janus Capital Growth                                        5,204,527      6,009,653
JNL/Janus Global Equities                                         800,389      3,166,202
JNL/Oppenheimer Global Growth                                     902,010        108,222
JNL/Oppenheimer Growth                                            449,640         16,571
JNL/PIMCO Total Return Bond                                       552,949        121,745
JNL/Putnam Growth                                               1,264,902      2,279,686
JNL/Putnam International Equity                                 1,686,406      1,267,263
JNL/Putnam Midcap Growth                                        1,184,737        341,788




                                                                           Proceeds
                                                           Purchases      from Sales
                                                           ---------      ----------
JNL/Putnam Value Equity                                     $ 4,820,927    $ 2,779,201
Lazard/JNL Mid Cap Value                                        160,286            209
Lazard/JNL Small Cap Value                                      125,477            431
PPM America/JNL Balanced                                      3,112,540      1,297,976
PPM America/JNL High Yield Bond                               4,333,508      1,920,446
PPM America/JNL Money Market                                 14,674,971     11,945,151
Salomon Brothers/JNL Global Bond                              1,362,084        318,530
Salomon Brothers/JNL U.S. Government & Quality Bond           4,657,342      2,119,878
T. Rowe Price/JNL Established Growth                          2,764,322      1,652,192
T. Rowe Price/JNL Mid-Cap Growth                              2,597,446      2,588,400
T. Rowe Price/JNL Value                                       3,621,436        837,117
JNL/S&P Conservative Growth I                                 5,035,622        844,202
JNL/S&P Moderate Growth I                                     9,750,599      1,802,208
JNL/S&P Aggressive Growth I                                   1,684,586        843,717
JNL/S&P Very Aggressive Growth I                              1,045,278        192,020
JNL/S&P Equity Growth I                                       4,374,183      1,275,027
JNL/S&P Equity Aggressive I                                     417,806        208,800

JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - UNIT ACTIVITY
----------------------
The following is a reconciliation of unit activity for the periods ended December 31, 2001 and 2000:



                                                  AIM/                 AIM/
                                            JNL Large Cap         JNL Small Cap           AIM/JNL              JNL/Alger
                                           Growth Portfolio (b) Growth Portfolio (b) Value II Portfolio (b) Growth Portfolio
                                           -------------------- -------------------  ---------------------  ----------------
STANDARD BENEFIT

Units Outstanding at December 31, 1999                     -             -                      -                  587,023

      Units Issued                                         -             -                      -                  645,348
      Units Redeemed                                       -             -                      -                 (260,604)

Units Outstanding at December 31, 2000                     -             -                      -                  971,767

      Units Issued                                     3,496         3,530                  5,550                  215,077
      Units Redeemed                                       -             -                     (1)                (376,331)

Units Outstanding at December 31, 2001                 3,496         3,530                  5,549                  810,513

CONTRACT ENHANCEMENT BENEFIT *

Units Outstanding at December 31, 1999                     -             -                      -                        -

      Units Issued                                         -             -                      -                        -
      Units Redeemed                                       -             -                      -                        -

Units Outstanding at December 31, 2000                     -             -                      -                        -

      Units Issued                                         -             -                  1,030                   44,876
      Units Redeemed                                       -             -                      -                  (12,333)

Units Outstanding at December 31, 2001                     -             -                  1,030                   32,543
-----------------------------------

*    OPTIONAL BENEFIT EFFECTIVE MAY 1, 2001.
(A)  INCEPTION DATE MAY 1, 2000.
(B)  INCEPTION DATE OCTOBER 29, 2001.


                                                                                        JNL/Eagle         JNL/Janus
                                                 JNL/Alliance       JNL/Eagle Core       SmallCap         Aggressive
                                             Growth Portfolio (a)  Equity Portfolio  Equity Portfolio  Growth Portfolio
                                             --------------------  ----------------  ----------------  ----------------
STANDARD BENEFIT

Units Outstanding at December 31, 1999                   -               71,996            75,042             875,270

      Units Issued                                 131,082               92,721           130,258           1,199,239
      Units Redeemed                               (19,983)             (25,779)          (32,736)           (294,811)

Units Outstanding at December 31, 2000             111,099              138,938           172,564           1,779,698

      Units Issued                                 119,128               36,054           134,884             309,995
      Units Redeemed                               (43,179)             (37,658)          (92,076)           (579,497)

Units Outstanding at December 31, 2001             187,048              137,334           215,372           1,510,196

CONTRACT ENHANCEMENT BENEFIT *

Units Outstanding at December 31, 1999                   -                    -                 -                   -

      Units Issued                                       -                    -                 -                   -
      Units Redeemed                                     -                    -                 -                   -

Units Outstanding at December 31, 2000                   -                    -                 -                   -

      Units Issued                                  49,697               54,090            35,132              47,180
      Units Redeemed                                (1,245)              (3,704)           (5,884)             (2,084)

Units Outstanding at December 31, 2001              48,452               50,386            29,248              45,096
-----------------------------------

*    OPTIONAL BENEFIT EFFECTIVE MAY 1, 2001.
(A)  INCEPTION DATE MAY 1, 2000.
(B)  INCEPTION DATE OCTOBER 29, 2001.



                                             JNL/Janus         JNL/Janus
                                             Balanced          Capital
                                           Portfolio (a)   Growth Portfolio
                                           --------------  ----------------
STANDARD BENEFIT

Units Outstanding at December 31, 1999                 -       640,394

      Units Issued                               145,771       963,405
      Units Redeemed                             (16,150)     (242,221)

Units Outstanding at December 31, 2000           129,621     1,361,578

      Units Issued                               215,703       361,193
      Units Redeemed                             (50,825)     (513,704)

Units Outstanding at December 31, 2001           294,499     1,209,067

CONTRACT ENHANCEMENT BENEFIT *

Units Outstanding at December 31, 1999                 -             -

      Units Issued                                     -             -
      Units Redeemed                                   -             -

Units Outstanding at December 31, 2000                 -             -

      Units Issued                               101,869        60,291
      Units Redeemed                              (4,730)       (6,959)

Units Outstanding at December 31, 2001            97,139        53,332
-----------------------------------

*    OPTIONAL BENEFIT EFFECTIVE MAY 1, 2001.
(A)  INCEPTION DATE MAY 1, 2000.
(B)  INCEPTION DATE OCTOBER 29, 2001.


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - UNIT ACTIVITY (CONTINUED)
----------------------------------



                                               JNL/Janus      JNL/Oppenheimer                           JNL/PIMCO
                                                 Global        Global Growth     JNL/Oppenheimer       Total Return
                                          Equities Portfolio   Portfolio (b)   Growth Portfolio (b)  Bond Portfolio (c)
                                          ------------------  ---------------  --------------------  ------------------
STANDARD BENEFIT

Units Outstanding at December 31, 1999          289,871             -                      -                    -

      Units Issued                              926,488             -                      -                    -
      Units Redeemed                           (176,536)            -                      -                    -

Units Outstanding at December 31, 2000        1,039,823             -                      -                    -

      Units Issued                               52,266        35,179                 15,454               18,319
      Units Redeemed                           (279,197)       (7,112)                (1,389)             (11,982)

Units Outstanding at December 31, 2001          812,892        28,067                 14,065                6,337

CONTRACT ENHANCEMENT BENEFIT *

Units Outstanding at December 31, 1999                -             -                      -                    -

      Units Issued                                    -             -                      -                    -
      Units Redeemed                                  -             -                      -                    -

Units Outstanding at December 31, 2000                -             -                      -                    -

      Units Issued                                    -        64,619                 32,918               34,891
      Units Redeemed                                  -        (3,935)                   (58)                (276)

Units Outstanding at December 31, 2001                -        60,684                 32,860               34,615
-----------------------------------
*    OPTIONAL BENEFIT EFFECTIVE MAY 1, 2001.
(A)  INCEPTION DATE MAY 1, 2000.
(B)  INCEPTION DATE MAY 1, 2001.
(C)  INCEPTION DATE OCTOBER 29, 2001.



                                                               JNL/Putnam       JNL/Putnam     JNL/Putnam
                                              JNL/Putnam      International    Midcap Growth  Value Equity
                                           Growth Portfolio  Equity Portfolio  Portfolio (a)   Portfolio
                                           ----------------  ----------------  -------------  ------------
STANDARD BENEFIT

Units Outstanding at December 31, 1999           423,138            106,235             -       541,720

      Units Issued                               366,333            273,553        56,016       423,542
      Units Redeemed                             (94,150)          (113,584)       (1,289)     (213,308)

Units Outstanding at December 31, 2000           695,321            266,204        54,727       751,954

      Units Issued                               117,779            137,983        88,996       370,725
      Units Redeemed                            (242,471)          (124,410)      (34,818)     (266,405)

Units Outstanding at December 31, 2001           570,629            279,777       108,905       856,274

CONTRACT ENHANCEMENT BENEFIT *

Units Outstanding at December 31, 1999                 -                  -             -             -

      Units Issued                                     -                  -             -             -
      Units Redeemed                                   -                  -             -             -

Units Outstanding at December 31, 2000                 -                  -             -             -

      Units Issued                                16,520             30,861        56,584       123,096
      Units Redeemed                              (1,401)            (1,775)       (6,225)       (7,259)

Units Outstanding at December 31, 2001            15,119             29,086        50,359       115,837
-----------------------------------
*    OPTIONAL BENEFIT EFFECTIVE MAY 1, 2001.
(A)  INCEPTION DATE MAY 1, 2000.
(B)  INCEPTION DATE MAY 1, 2001.
(C)  INCEPTION DATE OCTOBER 29, 2001.


                                            Lazard/JNL              Lazard/JNL
                                              Mid Cap                Small Cap
                                           Value Portfolio (c)  Value Portfolio (c)
                                           -------------------  -------------------
STANDARD BENEFIT

Units Outstanding at December 31, 1999                 -                      -

      Units Issued                                     -                      -
      Units Redeemed                                   -                      -

Units Outstanding at December 31, 2000                 -                      -

      Units Issued                                11,848                  6,603
      Units Redeemed                                   -                    (20)

Units Outstanding at December 31, 2001            11,848                  6,583

CONTRACT ENHANCEMENT BENEFIT *

Units Outstanding at December 31, 1999                 -                      -

      Units Issued                                     -                      -
      Units Redeemed                                   -                      -

Units Outstanding at December 31, 2000                 -                      -

      Units Issued                                 2,175                  5,125
      Units Redeemed                                   -                      -

Units Outstanding at December 31, 2001             2,175                  5,125
-----------------------------------
*    OPTIONAL BENEFIT EFFECTIVE MAY 1, 2001.
(A)  INCEPTION DATE MAY 1, 2000.
(B)  INCEPTION DATE MAY 1, 2001.
(C)  INCEPTION DATE OCTOBER 29, 2001.





JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - UNIT ACTIVITY (CONTINUED)
----------------------------------


                                                                                             Salomon
                                          PPM America/    PPM America/      PPM America/     Brothers/
                                          JNL Balanced    JNL High Yield     JNL Money       JNL Global
                                            Portfolio     Bond Portfolio  Market Portfolio  Bond Portfolio
                                          --------------  --------------  ----------------  --------------
STANDARD BENEFIT

Units Outstanding at December 31, 1999          189,390       183,384       110,543              53,100

      Units Issued                              188,696       131,854       941,254              43,908
      Units Redeemed                            (85,391)      (80,893)     (661,510)            (15,223)

Units Outstanding at December 31, 2000          292,695       234,345       390,287              81,785

      Units Issued                              197,571       296,072     1,143,726              82,797
      Units Redeemed                           (105,572)     (155,665)   (1,020,098)            (26,828)

Units Outstanding at December 31, 2001          384,694       374,752       513,915             137,754

CONTRACT ENHANCEMENT BENEFIT *

Units Outstanding at December 31, 1999                -             -             -                   -

      Units Issued                                    -             -             -                   -
      Units Redeemed                                  -             -             -                   -

Units Outstanding at December 31, 2000                -             -             -                   -

      Units Issued                               72,916       108,752       197,328              33,135
      Units Redeemed                             (7,010)      (36,966)      (69,320)               (229)

Units Outstanding at December 31, 2001           65,906        71,786       128,008              32,906
-----------------------------------
*    OPTIONAL BENEFIT EFFECTIVE MAY 1, 2001.
(A)  INCEPTION DATE MAY 1, 2000.



                                               Salomon
                                             Brothers/JNL
                                             U.S. Government  T. Rowe Price/   T. Rowe Price/         T. Rowe
                                               & Quality      JNL Established    JNL Mid-Cap         Price/JNL
                                             Bond Portfolio  Growth Portfolio  Growth Portfolio  Value Portfolio (a)
                                             --------------  ----------------  ----------------  -------------------
STANDARD BENEFIT

Units Outstanding at December 31, 1999             157,802         268,215       170,064                   -

      Units Issued                                 142,036         262,865       374,408              37,319
      Units Redeemed                               (29,259)        (64,468)      (68,386)             (1,436)

Units Outstanding at December 31, 2000             270,579         466,612       476,086              35,883

      Units Issued                                 278,668         196,737       164,623             233,671
      Units Redeemed                              (180,225)       (144,237)     (190,644)            (69,835)

Units Outstanding at December 31, 2001             369,022         519,112       450,065             199,719

CONTRACT ENHANCEMENT BENEFIT *

Units Outstanding at December 31, 1999                   -               -             -                   -

      Units Issued                                       -               -             -                   -
      Units Redeemed                                     -               -             -                   -

Units Outstanding at December 31, 2000                   -               -             -                   -

      Units Issued                                 126,006          71,132        52,381             107,746
      Units Redeemed                                (6,255)           (266)       (7,411)             (6,790)

Units Outstanding at December 31, 2001             119,751          70,866        44,970             100,956
-----------------------------------
*    OPTIONAL BENEFIT EFFECTIVE MAY 1, 2001.
(A)  INCEPTION DATE MAY 1, 2000.





                                                 JNL/S&P           JNL/S&P
                                              Conservative         Moderate
                                           Growth Portfolio I  Growth Portfolio I
                                           ------------------  ------------------
STANDARD BENEFIT

Units Outstanding at December 31, 1999           112,158              107,947

      Units Issued                               191,670              297,596
      Units Redeemed                             (43,934)             (31,271)

Units Outstanding at December 31, 2000           259,894              374,272

      Units Issued                               278,421              461,526
      Units Redeemed                             (65,422)            (149,618)

Units Outstanding at December 31, 2001           472,893              686,180

CONTRACT ENHANCEMENT BENEFIT *

Units Outstanding at December 31, 1999                 -                    -

      Units Issued                                     -                    -
      Units Redeemed                                   -                    -

Units Outstanding at December 31, 2000                 -                    -

      Units Issued                               187,288              463,357
      Units Redeemed                             (13,798)             (20,546)

Units Outstanding at December 31, 2001           173,490              442,811
-----------------------------------
*    OPTIONAL BENEFIT EFFECTIVE MAY 1, 2001.
(A)  INCEPTION DATE MAY 1, 2000.



JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - UNIT ACTIVITY (CONTINUED)
----------------------------------


                                                JNL/S&P              JNL/S&P                            JNL/S&P Equity
                                              Aggressive        Very Aggressive      JNL/S&P Equity        Aggressive
                                           Growth Portfolio I  Growth Portfolio I  Growth Portfolio I  Growth Portfolio I
                                           ------------------  ------------------  ------------------  ------------------
STANDARD BENEFIT

Units Outstanding at December 31, 1999            99,418               15,526             110,742              47,070

      Units Issued                               308,731               89,958             271,427             114,151
      Units Redeemed                              (9,053)              (8,629)            (32,019)            (36,568)

Units Outstanding at December 31, 2000           399,096               96,855             350,150             124,653

      Units Issued                                46,737               45,090             206,529              18,831
      Units Redeemed                             (69,489)             (14,779)           (128,953)            (21,759)

Units Outstanding at December 31, 2001           376,344              127,166             427,726             121,725

CONTRACT ENHANCEMENT BENEFIT *

Units Outstanding at December 31, 1999                 -                    -                   -                   -

      Units Issued                                     -                    -                   -                   -
      Units Redeemed                                   -                    -                   -                   -

Units Outstanding at December 31, 2000                 -                    -                   -                   -

      Units Issued                                89,127               51,420             203,482               8,119
      Units Redeemed                             (15,094)              (4,322)             (1,250)                  -

Units Outstanding at December 31, 2001            74,033               47,098             202,232               8,119
-----------------------------------
*    OPTIONAL BENEFIT EFFECTIVE MAY 1, 2001.


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - CONTRACT TRANSACTIONS BY OPTION
----------------------------------------
  The following is a summary of contract transactions for the period ended December 31, 2001:



                                                       AIM/                  AIM/
                                                  JNL Large Cap         JNL Small Cap            AIM/JNL              JNL/Alger
                                               Growth Portfolio (a)  Growth Portfolio (a)  Value II Portfolio (a)  Growth Portfolio
                                               --------------------  --------------------  ----------------------  ----------------
STANDARD BENEFIT

   Proceeds from units issued                   $ 35,383              $ 37,232              $ 10,485               $    931,732
   Value of units redeemed                             -                     -                     -                   (529,827)
   Transfers between portfolios                      162                   347                48,054                 (2,031,495)
                                               --------------------  --------------------  ----------------------  ----------------
   Total gross deposits (withdrawals) net of
      transfers                                   35,545                37,579                58,539                 (1,629,590)
   DEDUCTIONS:
   Policyholder charges                                -                     -                     9                     22,228
                                               --------------------  --------------------  ----------------------  ----------------
   Net increase (decrease) in net assets
      from contract transactions                $ 35,545              $ 37,579              $ 58,530               $ (1,651,818)
                                               ====================  ====================  ======================  ================

CONTRACT ENHANCEMENT BENEFIT *

   Proceeds from units issued                   $      -              $      -              $ 10,300               $    275,456
   Value of units redeemed                             -                     -                     -                     (9,522)
   Transfers between portfolios                        -                     -                     -                     24,293
                                               --------------------  --------------------  ----------------------  ----------------
   Total gross deposits (withdrawals) net of
      transfers                                        -                     -                10,300                    290,227
   DEDUCTIONS:
   Policyholder charges                                -                     -                     -                        650
                                               --------------------  --------------------  ----------------------  ----------------
   Net increase (decrease) in net assets
      from contract transactions                $      -              $      -              $ 10,300               $    289,577
-----------------------------------            ====================  ====================  ======================  ================
*    OPTIONAL BENEFIT EFFECTIVE MAY 1, 2001.
(A)  INCEPTION DATE OCTOBER 29, 2001.



                                                                                        JNL/Eagle        JNL/Janus
                                                  JNL/Alliance     JNL/Eagle Core       SmallCap         Aggressive
                                                Growth Portfolio  Equity Portfolio  Equity Portfolio  Growth Portfolio
                                                ----------------  ----------------  ----------------  ----------------
STANDARD BENEFIT

   Proceeds from units issued                    $    525,699     $  218,787         $ 241,906         $ 1,301,234
   Value of units redeemed                            (37,633)      (150,658)         (147,904)         (1,179,617)
   Transfers between portfolios                        78,655        (74,852)          396,303          (2,490,527)
                                                ----------------  ----------------  ----------------  ----------------
   Total gross deposits (withdrawals) net of
      transfers                                       566,721         (6,723)          490,305          (2,368,910)
   DEDUCTIONS:
   Policyholder charges                                   661         10,089             8,504              51,126
                                                ----------------  ----------------  ----------------  ----------------
   Net increase (decrease) in net assets
      from contract transactions                 $    566,060     $  (16,812)        $ 481,801         $(2,420,036)
                                                ================  ================  ================  ================

CONTRACT ENHANCEMENT BENEFIT *

   Proceeds from units issued                    $    347,415     $   331,934        $ 195,444         $    250,449
   Value of units redeemed                               (156)           (613)          (4,152)              (1,787)
   Transfers between portfolios                        78,825         132,720           64,385              153,385
                                                ----------------  ----------------  ----------------  ----------------
   Total gross deposits (withdrawals) net of
      transfers                                       426,084         464,041          255,677              402,047
   DEDUCTIONS:
   Policyholder charges                                     -               -              280                   51
                                                ----------------  ----------------  ----------------  ----------------
   Net increase (decrease) in net assets
      from contract transactions                 $    426,084     $   464,041        $ 255,397         $    401,996
-----------------------------------             ================  ================  ================  ================
*    OPTIONAL BENEFIT EFFECTIVE MAY 1, 2001.
(A)  INCEPTION DATE OCTOBER 29, 2001.


                                                   JNL/Janus      JNL/Janus
                                                   Balanced        Capital
                                                   Portfolio     Growth Portfolio
                                                 --------------  ------------
STANDARD BENEFIT

   Proceeds from units issued                     $    936,408   $ 1,228,642
   Value of units redeemed                            (102,812)     (705,343)
   Transfers between portfolios                        754,117    (1,745,167)
                                                 --------------  ------------
   Total gross deposits (withdrawals) net of
      transfers                                      1,587,713    (1,221,868)
   DEDUCTIONS:
   Policyholder charges                                  1,227        25,207
                                                 --------------  ------------
   Net increase (decrease) in net assets
      from contract transactions                  $  1,586,486   $(1,247,075)
                                                 ==============  ============

CONTRACT ENHANCEMENT BENEFIT *

   Proceeds from units issued                     $    841,620   $   296,668
   Value of units redeemed                             (11,123)       (3,323)
   Transfers between portfolios                        104,208       143,987
                                                 --------------  ------------
   Total gross deposits (withdrawals) net of
      transfers                                        934,705       437,332
   DEDUCTIONS:
   Policyholder charges                                    562            49
                                                 --------------  ------------
   Net increase (decrease) in net assets
      from contract transactions                  $    934,143   $   437,283
-----------------------------------              ==============  ============
*    OPTIONAL BENEFIT EFFECTIVE MAY 1, 2001.
(A)  INCEPTION DATE OCTOBER 29, 2001.

JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - CONTRACT TRANSACTIONS BY OPTION (CONTINUED)
----------------------------------------------------


                                                     JNL/Janus      JNL/Oppenheimer                          JNL/PIMCO
                                                       Global        Global Growth    JNL/Oppenheimer       Total Return
                                                 Equities Portfolio  Portfolio (a)  Growth Portfolio (a)  Bond Portfolio (b)
                                                 ------------------  -------------  --------------------  ------------------
STANDARD BENEFIT

   Proceeds from units issued                     $     66,433        $   233,353    $       114,099       $     7,653
   Value of units redeemed                            (530,561)              (243)               (29)                -
   Transfers between portfolios                     (1,892,192)            27,469             18,495            57,744
                                                 ------------------  -------------  --------------------  ------------------
   Total gross deposits (withdrawals) net of
      transfers                                     (2,356,320)           260,579            132,565            65,397
   DEDUCTIONS:
   Policyholder charges                                 21,403                  6                  3                 -
                                                 ------------------  -------------  --------------------  ------------------
   Net increase (decrease) in net assets
      from contract transactions                  $ (2,377,723)       $   260,573    $       132,562       $    65,397
                                                 ==================  =============  ====================  ==================

CONTRACT ENHANCEMENT BENEFIT *

   Proceeds from units issued                     $          -        $   439,774    $       246,812       $    40,463
   Value of units redeemed                                   -            (19,412)              (526)           (2,720)
   Transfers between portfolios                              -            118,826             55,997           307,601
                                                 ------------------  -------------  --------------------  ------------------
   Total gross deposits (withdrawals) net of
      transfers                                              -            539,188            302,283           345,344
   DEDUCTIONS:
   Policyholder charges                                      -              1,269                  -                 -
                                                 ------------------  -------------  --------------------  ------------------
   Net increase (decrease) in net assets
      from contract transactions                  $          -        $   537,919    $       302,283       $   345,344
-----------------------------------              ==================  =============  ====================  ==================
*    OPTIONAL BENEFIT EFFECTIVE MAY 1, 2001.
(A)  INCEPTION DATE MAY 1, 2001.
(B)  INCEPTION DATE OCTOBER 29, 2001.




                                                                    JNL/Putnam       JNL/Putnam     JNL/Putnam
                                                   JNL/Putnam      International    Midcap Growth  Value Equity
                                                Growth Portfolio  Equity Portfolio    Portfolio      Portfolio
                                                ----------------  ----------------  -------------  ------------
STANDARD BENEFIT

   Proceeds from units issued                    $    380,866      $      443,247    $  436,144     $  731,922
   Value of units redeemed                           (448,195)           (126,807)      (49,141)      (541,322)
   Transfers between portfolios                      (972,408)           (143,811)       64,371        854,099
                                                ----------------  ----------------  -------------  ------------
   Total gross deposits (withdrawals) net of
      transfers                                    (1,039,737)            172,629       451,374      1,044,699
   DEDUCTIONS:
   Policyholder charges                                18,772               4,457           735         16,377
                                                ----------------  ----------------  -------------  ------------
   Net increase (decrease) in net assets
      from contract transactions                 $ (1,058,509)     $      168,172    $  450,639    $ 1,028,322
                                                ================  ================  =============  ============

CONTRACT ENHANCEMENT BENEFIT *

   Proceeds from units issued                    $     66,801      $      217,288    $  376,873    $   765,155
   Value of units redeemed                             (1,378)             (1,640)       (9,372)        (9,947)
   Transfers between portfolios                        61,997              49,685        37,686        287,701
                                                ----------------  ----------------  -------------  ------------
   Total gross deposits (withdrawals) net of
      transfers                                       127,420             265,333       405,187      1,042,909
   DEDUCTIONS:
   Policyholder charges                                    51                  50           608            393
                                                ----------------  ----------------  -------------  ------------
   Net increase (decrease) in net assets
      from contract transactions                 $    127,369      $      265,283    $  404,579    $ 1,042,516
-----------------------------------             ================  ================  =============  ============
*    OPTIONAL BENEFIT EFFECTIVE MAY 1, 2001.
(A)  INCEPTION DATE MAY 1, 2001.
(B)  INCEPTION DATE OCTOBER 29, 2001.

                                                   Lazard/JNL            Lazard/JNL
                                                     Mid Cap              Small Cap
                                                Value Portfolio (b)  Value Portfolio (b)
                                                -------------------  -------------------
STANDARD BENEFIT

   Proceeds from units issued                     $    30,383           $  5,000
   Value of units redeemed                                  -               (205)
   Transfers between portfolios                        92,691             61,487
                                                -------------------  -------------------
   Total gross deposits (withdrawals) net of
      transfers                                       123,074             66,282
   DEDUCTIONS:
   Policyholder charges                                     -                  -
                                                -------------------  -------------------
   Net increase (decrease) in net assets
      from contract transactions                  $   123,074           $ 66,282
                                                ===================  ===================

CONTRACT ENHANCEMENT BENEFIT *

   Proceeds from units issued                     $    21,012           $ 51,912
   Value of units redeemed                                  -                  -
   Transfers between portfolios                         1,000                  -
                                                -------------------  -------------------
   Total gross deposits (withdrawals) net of
      transfers                                        22,012             51,912
   DEDUCTIONS:
   Policyholder charges                                     -                  -
                                                -------------------  -------------------
   Net increase (decrease) in net assets
      from contract transactions                  $    22,012           $ 51,912
-----------------------------------             ===================  ===================
*    OPTIONAL BENEFIT EFFECTIVE MAY 1, 2001.
(A)  INCEPTION DATE MAY 1, 2001.
(B)  INCEPTION DATE OCTOBER 29, 2001.


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - CONTRACT TRANSACTIONS BY OPTION (CONTINUED)
----------------------------------------------------



                                                PPM America/     PPM America/    PPM America/       Brothers/
                                                JNL Balanced    JNL High Yield    JNL Money         JNL Global
                                                  Portfolio     Bond Portfolio  Market Portfolio  Bond Portfolio
                                                --------------  --------------  ----------------  --------------
STANDARD BENEFIT

   Proceeds from units issued                     $   431,271   $   251,634      $ 1,481,123          $ 128,250
   Value of units redeemed                           (386,577)     (284,028)      (2,549,176)          (117,090)
   Transfers between portfolios                     1,009,614     1,425,918        2,548,284            609,700
                                                --------------  --------------  ----------------  --------------
   Total gross deposits (withdrawals) net of
      transfers                                     1,054,308     1,393,524        1,480,231            620,860
   DEDUCTIONS:
   Policyholder charges                                17,082        13,413          147,663              4,111
                                                --------------  --------------  ----------------  --------------
   Net increase (decrease) in net assets
      from contract transactions                  $ 1,037,226   $ 1,380,111      $ 1,332,568          $ 616,749
                                                ==============  ==============  ================  ==============

CONTRACT ENHANCEMENT BENEFIT *

   Proceeds from units issued                     $   583,087   $   829,340      $ 1,795,538          $ 309,644
   Value of units redeemed                             (2,222)      (17,603)          (4,987)            (1,902)
   Transfers between portfolios                        75,032      (112,626)        (507,102)            27,904
                                                --------------  --------------  ----------------  --------------
   Total gross deposits (withdrawals) net of
      transfers                                       655,897       699,111        1,283,449            335,646
   DEDUCTIONS:
   Policyholder charges                                     -           737                -                  -
                                                --------------  --------------  ----------------  --------------
   Net increase (decrease) in net assets
      from contract transactions                  $   655,897   $   698,374      $ 1,283,449          $ 335,646
-----------------------------------             ==============  ==============  ================  ==============
*    OPTIONAL BENEFIT EFFECTIVE MAY 1, 2001.






                                                    Salomon
                                                 Brothers/JNL
                                                 U.S. Government  T. Rowe Price/    T. Rowe Price/       T. Rowe
                                                   & Quality      JNL Established    JNL Mid-Cap        Price/JNL
                                                 Bond Portfolio  Growth Portfolio  Growth Portfolio  Value Portfolio
                                                 --------------  ----------------  ----------------  ---------------
STANDARD BENEFIT

   Proceeds from units issued                      $   738,509       $ 494,502       $  744,685       $   883,704
   Value of units redeemed                            (268,729)       (419,493)        (380,600)          (74,165)
   Transfers between portfolios                        624,517         478,361         (667,376)        1,013,692
                                                 --------------  ----------------  ----------------  ---------------
   Total gross deposits (withdrawals) net of
      transfers                                      1,094,297         553,370         (303,291)        1,823,231
   DEDUCTIONS:
   Policyholder charges                                  5,252          17,240           12,355               744
                                                 --------------  ----------------  ----------------  ---------------
   Net increase (decrease) in net assets
      from contract transactions                   $ 1,089,045       $ 536,130       $ (315,646)      $ 1,822,487
                                                 ==============  ================  ================  ===============

CONTRACT ENHANCEMENT BENEFIT *

   Proceeds from units issued                      $ 1,010,691       $ 391,401       $  354,429       $   743,057
   Value of units redeemed                             (21,781)         (1,796)          (2,212)           (7,743)
   Transfers between portfolios                        266,226         246,235           62,268           220,299
                                                 --------------  ----------------  ----------------  ---------------
   Total gross deposits (withdrawals) net of
      transfers                                      1,255,136         635,840          414,485           955,613
   DEDUCTIONS:
   Policyholder charges                                      -              54               61               389
                                                 --------------  ----------------  ----------------  ---------------
   Net increase (decrease) in net assets
      from contract transactions                   $ 1,255,136       $ 635,786       $  414,424       $   955,224
-----------------------------------              ==============  ================  ================  ===============
*    OPTIONAL BENEFIT EFFECTIVE MAY 1, 2001.


                                                      JNL/S&P             JNL/S&P
                                                   Conservative           Moderate
                                                 Growth Portfolio I  Growth Portfolio I
                                                 ------------------  ------------------
STANDARD BENEFIT

   Proceeds from units issued                      $ 1,573,917          $ 3,268,585
   Value of units redeemed                            (304,367)            (456,349)
   Transfers between portfolios                        926,849              493,742
                                                 ------------------  ------------------
   Total gross deposits (withdrawals) net of
      transfers                                      2,196,399            3,305,978
   DEDUCTIONS:
   Policyholder charges                                  9,625                7,837
                                                 ------------------  ------------------
   Net increase (decrease) in net assets
      from contract transactions                   $ 2,186,774          $ 3,298,141
                                                 ==================  ==================

CONTRACT ENHANCEMENT BENEFIT *

   Proceeds from units issued                      $ 1,650,175          $ 3,782,905
   Value of units redeemed                              (4,243)             (10,334)
   Transfers between portfolios                         12,240              253,982
                                                 ------------------  ------------------
   Total gross deposits (withdrawals) net of
      transfers                                      1,658,172            4,026,553
   DEDUCTIONS:
   Policyholder charges                                      -                    -
                                                 ------------------  ------------------
   Net increase (decrease) in net assets
      from contract transactions                   $ 1,658,172          $ 4,026,553
-----------------------------------              ==================  ==================
*    OPTIONAL BENEFIT EFFECTIVE MAY 1, 2001.


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - CONTRACT TRANSACTIONS BY OPTION (CONTINUED)
----------------------------------------------------



                                                        JNL/S&P            JNL/S&P                              JNL/S&P Equity
                                                      Aggressive       Very Aggressive      JNL/S&P Equity        Aggressive
                                                  Growth Portfolio I  Growth Portfolio I  Growth Portfolio I  Growth Portfolio I
                                                  ------------------  ------------------  ------------------  ------------------
STANDARD BENEFIT

   Proceeds from units issued                        $  290,822           $ 234,357         $   986,948           $ 106,613
   Value of units redeemed                             (120,048)            (49,814)           (402,759)            (26,969)
   Transfers between portfolios                        (333,771)            111,345             311,124             (72,143)
                                                  ------------------  ------------------  ------------------  ------------------
   Total gross deposits (withdrawals) net of
      transfers                                        (162,997)            295,888             895,313               7,501
   DEDUCTIONS:
   Policyholder charges                                   4,709               2,622              25,461               2,704
                                                  ------------------  ------------------  ------------------  ------------------
   Net increase (decrease) in net assets
      from contract transactions                     $ (167,706)          $ 293,266         $   869,852           $   4,797
                                                  ==================  ==================  ==================  ==================

CONTRACT ENHANCEMENT BENEFIT *

   Proceeds from units issued                        $  655,189           $ 397,638         $ 1,572,251           $  25,813
   Value of units redeemed                                    -              (5,196)                  -                   -
   Transfers between portfolios                          21,315              (1,709)            156,116              50,000
                                                  ------------------  ------------------  ------------------  ------------------
   Total gross deposits (withdrawals) net of
      transfers                                         676,504             390,733           1,728,367              75,813
   DEDUCTIONS:
   Policyholder charges                                       -                   -                   -                   -
                                                  ------------------  ------------------  ------------------  ------------------
   Net increase (decrease) in net assets
      from contract transactions                     $  676,504           $ 390,733         $ 1,728,367           $  75,813
-----------------------------------               ==================  ==================  ==================  ==================
*    OPTIONAL BENEFIT EFFECTIVE MAY 1, 2001.


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - CONTRACT TRANSACTIONS BY OPTION (CONTINUED)
----------------------------------------------------
  The following is a summary of contract transactions for the period ended December 31, 2000:



                                                                                             JNL/Eagle
                                                     JNL/Alger         JNL/Alliance       JNL/Eagle Core       SmallCap
                                                 Growth Portfolio  Growth Portfolio (a)  Equity Portfolio  Equity Portfolio
                                                 ----------------  --------------------  ----------------  ----------------
STANDARD BENEFIT

   Proceeds from units issued                     $ 7,222,854       $  992,033             $ 718,233        $   904,959
   Value of units redeemed                           (574,833)          (9,781)              (57,705)           (62,527)
   Transfers between portfolios                    (1,155,720)          95,155               136,632            345,465
                                                 ----------------  --------------------  ----------------  ----------------
   Total gross deposits (withdrawals) net of
      transfers                                     5,492,301        1,077,407               797,160          1,187,897
   DEDUCTIONS:
   Policyholder charges                                15,475                -                   249              1,796
                                                 ----------------  --------------------  ----------------  ----------------
   Net increase (decrease) in net assets
      from contract transactions                  $ 5,476,826       $1,077,407             $ 796,911        $ 1,186,101
-----------------------------------              ================  ====================  ================  ================

(A)  INCEPTION DATE MAY 1, 2000.






                                                     JNL/Janus        JNL/Janus      JNL/Janus          JNL/Janus
                                                    Aggressive        Balanced        Capital             Global
                                                 Growth Portfolio  Portfolio (a)  Growth Portfolio  Equities Portfolio
                                                 ----------------  -------------  ----------------  ------------------
STANDARD BENEFIT

   Proceeds from units issued                     $ 15,488,213     $ 1,079,746     $ 17,906,983      $ 9,799,380
   Value of units redeemed                          (1,040,498)        (18,654)     (1,071,480)         (481,804)
   Transfers between portfolios                      1,077,140         269,312         911,470         4,325,337
                                                 ----------------  -------------  ----------------  ------------------
   Total gross deposits (withdrawals) net of
      transfers                                     15,524,855       1,330,404      17,746,973        13,642,913
   DEDUCTIONS:
   Policyholder charges                                 25,179              11          31,144            16,904
                                                 ----------------  -------------  ----------------  ------------------
   Net increase (decrease) in net assets
      from contract transactions                  $ 15,499,676     $ 1,330,393     $ 17,715,829      $ 13,626,009
-----------------------------------              ================  =============  ================  ==================

(A)  INCEPTION DATE MAY 1, 2000.





                                                                     JNL/Putnam
                                                    JNL/Putnam      International
                                                 Growth Portfolio  Equity Portfolio
                                                 ----------------  ----------------
STANDARD BENEFIT

   Proceeds from units issued                      $ 3,500,166      $ 1,698,296
   Value of units redeemed                            (346,505)        (315,593)
   Transfers between portfolios                        444,830          571,801
                                                 ----------------  ----------------
   Total gross deposits (withdrawals) net of
      transfers                                      3,598,491        1,954,504
   DEDUCTIONS:
   Policyholder charges                                  3,870           15,504
                                                 ----------------  ----------------
   Net increase (decrease) in net assets
      from contract transactions                   $ 3,594,621      $ 1,939,000
-----------------------------------              ================  ================

(A)  INCEPTION DATE MAY 1, 2000.

JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - CONTRACT TRANSACTIONS BY OPTION (CONTINUED)
----------------------------------------------------



                                                   JNL/Putnam     JNL/Putnam    PPM America/  PPM America/
                                                  Midcap Growth   Value Equity  JNL Balanced  JNL High Yield
                                                  Portfolio (a)    Portfolio     Portfolio    Bond Portfolio
                                                  --------------  ------------  ------------  ------------
STANDARD BENEFIT

   Proceeds from units issued                         $ 492,289   $ 1,991,563     $ 947,351     $ 572,609
   Value of units redeemed                                 (917)     (173,091)     (129,582)     (113,340)
   Transfers between portfolios                          79,626       189,432       182,062        36,515
                                                  --------------  ------------  ------------  ------------
   Total gross deposits (withdrawals) net of
      transfers                                         570,998     2,007,904       999,831       495,784
   DEDUCTIONS:
   Policyholder charges                                       -         3,246         1,761           939
                                                  --------------  ------------  ------------  ------------
   Net increase (decrease) in net assets
      from contract transactions                      $ 570,998   $ 2,004,658     $ 998,070     $ 494,845
-----------------------------------               ==============  ============  ============  ============

(A)  INCEPTION DATE MAY 1, 2000.


                                                                                      Salomon
                                                                     Salomon        Brothers/JNL
                                                 PPM America/       Brothers/       U.S. Government  T. Rowe Price/
                                                   JNL Money       JNL Global        & Quality       JNL Established
                                                 Market Portfolio  Bond Portfolio   Bond Portfolio   Growth Portfolio
                                                 ----------------  --------------   --------------   ----------------
STANDARD BENEFIT

   Proceeds from units issued                      $ 4,225,124       $ 198,880      $   616,069      $ 2,271,097
   Value of units redeemed                            (327,285)        (25,844)        (100,736)        (196,261)
   Transfers between portfolios                       (912,249)        121,628          611,272          478,316
                                                 ----------------  --------------   --------------   ----------------
   Total gross deposits (withdrawals) net of
      transfers                                      2,985,590         294,664        1,126,605        2,553,152
   DEDUCTIONS:
   Policyholder charges                                 14,969             111              762            2,132
                                                 ----------------  --------------   --------------   ----------------
   Net increase (decrease) in net assets
      from contract transactions                   $ 2,970,621       $ 294,553      $ 1,125,843      $ 2,551,020
-----------------------------------              ================  ==============   ==============   ================

(A)  INCEPTION DATE MAY 1, 2000.


                                                 T. Rowe Price/           T. Rowe
                                                  JNL Mid-Cap             Price/JNL
                                                 Growth Portfolio    Value Portfolio (a)
                                                 ----------------    ------------------
STANDARD BENEFIT

   Proceeds from units issued                      $ 3,136,283         $ 205,191
   Value of units redeemed                            (134,661)             (970)
   Transfers between portfolios                      1,139,021           166,733
                                                 ----------------    ------------------
   Total gross deposits (withdrawals) net of
      transfers                                      4,140,643           370,954
   DEDUCTIONS:
   Policyholder charges                                  2,616                 -
                                                 ----------------    ------------------
   Net increase (decrease) in net assets
      from contract transactions                   $ 4,138,027         $ 370,954
-----------------------------------              ================    ==================

(A)  INCEPTION DATE MAY 1, 2000.



JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - CONTRACT TRANSACTIONS BY OPTION (CONTINUED)
----------------------------------------------------

                                                    JNL/S&P           JNL/S&P                JNL/S&P               JNL/S&P
                                                  Conservative        Moderate              Aggressive         Very Aggressive
                                               Growth Portfolio I  Growth Portfolio I   Growth Portfolio I   Growth Portfolio I
                                               ------------------  ------------------   ------------------   ------------------
STANDARD BENEFIT

   Proceeds from units issued                    $ 1,559,123          $ 2,764,873        $ 3,302,895          $   652,860
   Value of units redeemed                           (24,161)            (121,482)           (53,183)              (6,839)
   Transfers between portfolios                      114,895              518,168            379,759              389,468
                                               ------------------  ------------------   ------------------   ------------------
   Total gross deposits (withdrawals) net of
      transfers                                    1,649,857            3,161,559          3,629,471            1,035,489
   DEDUCTIONS:
   Policyholder charges                                  145                3,243                211                  139
                                               ------------------  ------------------   ------------------   ------------------
   Net increase (decrease) in net assets
      from contract transactions                 $ 1,649,712          $ 3,158,316        $ 3,629,260          $ 1,035,350
                                               ==================  ==================   ==================   ==================


                                                                             JNL/S&P Equity
                                                  JNL/S&P Equity               Aggressive
                                                Growth Portfolio I         Growth Portfolio I
                                                ------------------         ------------------
 STANDARD BENEFIT

    Proceeds from units issued                    $ 2,495,493                 $ 1,336,198
    Value of units redeemed                           (57,994)                    (13,697)
    Transfers between portfolios                      756,027                    (249,356)
                                                ------------------         ------------------
    Total gross deposits (withdrawals) net of
       transfers                                    3,193,526                   1,073,145
    DEDUCTIONS:
    Policyholder charges                                  324                         782
                                                ------------------         ------------------
    Net increase (decrease) in net assets
       from contract transactions                 $ 3,193,202                 $ 1,072,363
                                                ==================         ==================


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS
-----------------------------
The following is a summary of unit values and units outstanding for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for each of the years since inception in the period ended December 31, 2001:


                                                         AIM/                 AIM/
                                                     JNL Large Cap        JNL Small Cap         AIM/JNL                JNL/Alger
                                                  Growth Portfolio(e)  Growth Portfolio(e) Value II Portfolio(e)    Growth Portfolio
                                                  -------------------  ------------------- ---------------------    ----------------

STANDARD BENEFIT

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                      $10.269081           $11.055922            $11.023744              $10.504819
   Net Assets (in thousands)                       $       36           $       39            $       61              $    8,514
   Units Outstanding (in thousands)                         3                    4                     6                     811
   Total Return                                         2.69%               10.56%                10.24%                 -13.16%
   Ratio of Expenses to Average Net Assets              1.40%                1.40%                 1.40%                   1.40%

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                                             n/a                  n/a                   n/a              $12.096268
   Net Assets (in thousands)                              n/a                  n/a                   n/a              $   11,755
   Units Outstanding (in thousands)                       n/a                  n/a                   n/a                     972
   Total Return                                           n/a                  n/a                   n/a                 -14.64%
   Ratio of Expenses to Average Net Assets*               n/a                  n/a                   n/a                   1.40%

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                                             n/a                  n/a                   n/a              $14.170805
   Net Assets (in thousands)                              n/a                  n/a                   n/a              $    8,319
   Units Outstanding (in thousands)                       n/a                  n/a                   n/a                     587
   Total Return                                           n/a                  n/a                   n/a                  31.94%
   Ratio of Expenses to Average Net Assets*               n/a                  n/a                   n/a                   1.40%

PERIOD ENDED DECEMBER 31, 1998

   Unit Value                                             n/a                  n/a                   n/a              $10.740700
   Net Assets (in thousands)                              n/a                  n/a                   n/a              $       39
   Units Outstanding (in thousands)                       n/a                  n/a                   n/a                       4
   Total Return                                           n/a                  n/a                   n/a                   7.41%
   Ratio of Expenses to Average Net Assets*               n/a                  n/a                   n/a                   1.40%
------------------------------------
*     ANNUALIZED.
(A)  COMMENCEMENT OF OPERATIONS JANUARY 29, 1999.
(B)  COMMENCEMENT OF OPERATIONS MARCH 22, 1999.
(C)  COMMENCEMENT OF OPERATIONS APRIL 22, 1999.
(D)  FUND INCEPTION MAY 1, 2000.
(E)  FUND INCEPTION OCTOBER 29, 2001.




                                                                                            JNL/Eagle            JNL/Janus
                                                   JNL/Alliance       JNL/Eagle Core         SmallCap            Aggressive
                                                Growth Portfolio(d) Equity Portfolio(b) Equity Portfolio(c) Growth Portfolio (a)
                                                ------------------- ------------------- ------------------- --------------------

STANDARD BENEFIT

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                      $ 6.595748         $10.379886          $11.501957             $ 9.065884
   Net Assets (in thousands)                       $    1,234         $    1,426          $    2,477             $   13,691
   Units Outstanding (in thousands)                       187                137                 215                  1,510
   Total Return                                       -15.78%            -11.09%               9.44%                -31.19%
   Ratio of Expenses to Average Net Assets              1.40%              1.40%               1.40%                  1.40%

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                                      $ 7.831161         $11.674317          $10.509551             $13.174866
   Net Assets (in thousands)                       $      870         $    1,622          $    1,814             $   23,447
   Units Outstanding (in thousands)                       111                139                 173                  1,780
   Total Return                                       -21.69%             -1.11%             -14.44%                -22.04%
   Ratio of Expenses to Average Net Assets*             1.40%              1.40%               1.40%                  1.40%

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                                             n/a         $11.805260          $12.283910             $16.898445
   Net Assets (in thousands)                              n/a         $      850          $      922             $   14,791
   Units Outstanding (in thousands)                       n/a                 72                  75                    875
   Total Return                                           n/a             18.05%              22.84%                 68.98%
   Ratio of Expenses to Average Net Assets*               n/a              1.40%               1.40%                  1.40%

PERIOD ENDED DECEMBER 31, 1998

   Unit Value                                             n/a                n/a                 n/a                    n/a
   Net Assets (in thousands)                              n/a                n/a                 n/a                    n/a
   Units Outstanding (in thousands)                       n/a                n/a                 n/a                    n/a
   Total Return                                           n/a                n/a                 n/a                    n/a
   Ratio of Expenses to Average Net Assets*               n/a                n/a                 n/a                    n/a
------------------------------------
*     ANNUALIZED.
(A)  COMMENCEMENT OF OPERATIONS JANUARY 29, 1999.
(B)  COMMENCEMENT OF OPERATIONS MARCH 22, 1999.
(C)  COMMENCEMENT OF OPERATIONS APRIL 22, 1999.
(D)  FUND INCEPTION MAY 1, 2000.
(E)  FUND INCEPTION OCTOBER 29, 2001.


                                                   JNL/Janus        JNL/Janus
                                                   Balanced          Capital
                                                 Portfolio (d)   Growth Portfolio
                                                 -------------   ----------------

STANDARD BENEFIT

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                       $ 9.509179    $ 9.508060
   Net Assets (in thousands)                        $    2,800    $   11,496
   Units Outstanding (in thousands)                        294         1,209
   Total Return                                         -5.82%       -41.03%
   Ratio of Expenses to Average Net Assets               1.40%         1.40%

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                                       $10.097165    $16.122236
   Net Assets (in thousands)                        $    1,309    $   21,952
   Units Outstanding (in thousands)                        130         1,362
   Total Return                                          0.97%       -35.64%
   Ratio of Expenses to Average Net Assets*              1.40%         1.40%

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                                              n/a    $25.051730
   Net Assets (in thousands)                               n/a    $   16,043
   Units Outstanding (in thousands)                        n/a           640
   Total Return                                            n/a       121.08%
   Ratio of Expenses to Average Net Assets*                n/a         1.40%

PERIOD ENDED DECEMBER 31, 1998

   Unit Value                                              n/a    $11.331673
   Net Assets (in thousands)                               n/a    $        5
   Units Outstanding (in thousands)                        n/a             -
   Total Return                                            n/a        13.32%
   Ratio of Expenses to Average Net Assets*                n/a         1.40%
------------------------------------
*     ANNUALIZED.
(A)  COMMENCEMENT OF OPERATIONS JANUARY 29, 1999.
(B)  COMMENCEMENT OF OPERATIONS MARCH 22, 1999.
(C)  COMMENCEMENT OF OPERATIONS APRIL 22, 1999.
(D)  FUND INCEPTION MAY 1, 2000.
(E)  FUND INCEPTION OCTOBER 29, 2001.


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)
-----------------------------------------




                                                       AIM/                 AIM/
                                                   JNL Large Cap        JNL Small Cap           AIM/JNL             JNL/Alger
                                                Growth Portfolio(a)  Growth Portfolio(a)  Value II Portfolio(a)  Growth Portfolio
                                                -------------------  -------------------  ---------------------  ----------------


CONTRACT ENHANCEMENT BENEFIT **

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                           n/a                  n/a               $10.175932           $ 8.757375
   Net Assets (in thousands)                            n/a                  n/a               $       10           $      285
   Units Outstanding (in thousands)                     n/a                  n/a                        1                   33
   Total Return                                         n/a                  n/a                    1.76%              -12.43%
   Ratio of Expenses to Average Net Assets*             n/a                  n/a                   1.825%               1.825%
------------------------------------

*     ANNUALIZED.
**   OPTIONAL BENEFIT EFFECTIVE MAY 1, 2001.
(A)  FUND INCEPTION OCTOBER 29, 2001.



                                                                                             JNL/Eagle          JNL/Janus
                                                     JNL/Alliance       JNL/Eagle Core        SmallCap          Aggressive
                                                   Growth Portfolio    Equity Portfolio   Equity Portfolio   Growth Portfolio
                                                   ----------------    ----------------   ----------------   ----------------

CONTRACT ENHANCEMENT BENEFIT **

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                         $ 8.733208        $ 9.243211         $ 9.682239         $ 8.035502
   Net Assets (in thousands)                          $      423        $      466         $      283         $      362
   Units Outstanding (in thousands)                           48                50                 29                 45
   Total Return                                          -12.67%            -7.57%             -3.18%            -19.64%
   Ratio of Expenses to Average Net Assets*               1.825%            1.825%             1.825%             1.825%
------------------------------------

*     ANNUALIZED.
**   OPTIONAL BENEFIT EFFECTIVE MAY 1, 2001.
(A)  FUND INCEPTION OCTOBER 29, 2001.


                                                     JNL/Janus       JNL/Janus
                                                     Balanced          Capital
                                                     Portfolio     Growth Portfolio
                                                     ---------     ----------------

CONTRACT ENHANCEMENT BENEFIT **

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                        $ 9.648733     $ 7.343670
   Net Assets (in thousands)                         $      937     $      392
   Units Outstanding (in thousands)                          97             53
   Total Return                                          -3.51%        -26.56%
   Ratio of Expenses to Average Net Assets*              1.825%         1.825%
------------------------------------

*     ANNUALIZED.
**   OPTIONAL BENEFIT EFFECTIVE MAY 1, 2001.
(A)  FUND INCEPTION OCTOBER 29, 2001.


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)
-----------------------------------------




                                                   JNL/Janus      JNL/Oppenheimer                            JNL/PIMCO
                                                    Global        Global Growth    JNL/Oppenheimer          Total Return
                                              Equities Portfolio  Portfolio (b)    Growth Portfolio (b)    Bond Portfolio (c)
                                              ------------------  -------------    --------------------    ------------------

STANDARD BENEFIT

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                   $10.462604          $ 9.184038      $ 9.476549              $ 9.777524
   Net Assets (in thousands)                    $    8,505          $      258      $      133              $       62
   Units Outstanding (in thousands)                    813                  28              14                       6
   Total Return                                    -24.58%              -8.16%          -5.23%                  -2.22%
   Ratio of Expenses to Average Net Assets*          1.40%               1.40%           1.40%                   1.40%

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                                   $13.871569                 n/a             n/a                     n/a
   Net Assets (in thousands)                    $   14,424                 n/a             n/a                     n/a
   Units Outstanding (in thousands)                  1,040                 n/a             n/a                     n/a
   Total Return                                    -19.41%                 n/a             n/a                     n/a
   Ratio of Expenses to Average Net Assets*          1.40%                 n/a             n/a                     n/a

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                                   $17.213570                 n/a             n/a                     n/a
   Net Assets (in thousands)                    $    4,990                 n/a             n/a                     n/a
   Units Outstanding (in thousands)                    290                 n/a             n/a                     n/a
   Total Return                                     62.29%                 n/a             n/a                     n/a
   Ratio of Expenses to Average Net Assets*          1.40%                 n/a             n/a                     n/a

PERIOD ENDED DECEMBER 31, 1998

   Unit Value                                   $10.606788                 n/a             n/a                     n/a
   Net Assets (in thousands)                    $       29                 n/a             n/a                     n/a
   Units Outstanding (in thousands)                      3                 n/a             n/a                     n/a
   Total Return                                      6.07%                 n/a             n/a                     n/a
   Ratio of Expenses to Average Net Assets*          1.40%                 n/a             n/a                     n/a
------------------------------------

*     ANNUALIZED.
(A)  FUND INCEPTION MAY 1, 2000.
(B)  FUND INCEPTION MAY 1, 2001.
(C)  FUND INCEPTION OCTOBER 29, 2001.




                                                                  JNL/Putnam       JNL/Putnam      JNL/Putnam
                                                JNL/Putnam       International    Midcap Growth   Value Equity
                                              Growth Portfolio  Equity Portfolio  Portfolio (a)    Portfolio
                                              ----------------  ----------------  -------------    ---------

STANDARD BENEFIT

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                    $ 8.295230      $ 8.823666        $ 7.312892      $ 9.490032
   Net Assets (in thousands)                     $    4,733      $    2,469        $      796      $    8,126
   Units Outstanding (in thousands)                     571             280               109             856
   Total Return                                     -26.06%         -21.40%           -27.99%          -7.63%
   Ratio of Expenses to Average Net Assets*           1.40%           1.40%             1.40%           1.40%

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                                    $11.218801      $11.226356        $10.155592      $10.273964
   Net Assets (in thousands)                     $    7,801      $    2,989        $      556      $    7,726
   Units Outstanding (in thousands)                     695             266                55             752
   Total Return                                     -18.98%         -15.18%             1.56%           5.48%
   Ratio of Expenses to Average Net Assets*           1.40%           1.40%             1.40%           1.40%

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                                    $13.847598      $13.234738               n/a      $ 9.740109
   Net Assets (in thousands)                     $    5,859      $    1,406               n/a      $    5,276
   Units Outstanding (in thousands)                     423             106               n/a             542
   Total Return                                      27.69%          30.37%               n/a          -2.42%
   Ratio of Expenses to Average Net Assets*           1.40%           1.40%               n/a           1.40%

PERIOD ENDED DECEMBER 31, 1998

   Unit Value                                    $10.845108      $10.151883               n/a      $ 9.981211
   Net Assets (in thousands)                     $        -      $        -               n/a      $       10
   Units Outstanding (in thousands)                       -               -               n/a               1
   Total Return                                       8.45%           1.52%               n/a          -0.19%
   Ratio of Expenses to Average Net Assets*           1.40%           1.40%               n/a           1.40%
------------------------------------

*     ANNUALIZED.
(A)  FUND INCEPTION MAY 1, 2000.
(B)  FUND INCEPTION MAY 1, 2001.
(C)  FUND INCEPTION OCTOBER 29, 2001.

                                                  Lazard/JNL           Lazard/JNL
                                                    Mid Cap             Small Cap
                                               Value Portfolio (c)  Value Portfolio (c)
                                               ----------------     -------------------

STANDARD BENEFIT

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                     $10.856520         $11.024118
   Net Assets (in thousands)                      $      129         $       73
   Units Outstanding (in thousands)                       12                  7
   Total Return                                        8.57%             10.24%
   Ratio of Expenses to Average Net Assets*            1.40%              1.40%

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                                            n/a                n/a
   Net Assets (in thousands)                             n/a                n/a
   Units Outstanding (in thousands)                      n/a                n/a
   Total Return                                          n/a                n/a
   Ratio of Expenses to Average Net Assets*              n/a                n/a

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                                            n/a                n/a
   Net Assets (in thousands)                             n/a                n/a
   Units Outstanding (in thousands)                      n/a                n/a
   Total Return                                          n/a                n/a
   Ratio of Expenses to Average Net Assets*              n/a                n/a

PERIOD ENDED DECEMBER 31, 1998

   Unit Value                                            n/a                n/a
   Net Assets (in thousands)                             n/a                n/a
   Units Outstanding (in thousands)                      n/a                n/a
   Total Return                                          n/a                n/a
   Ratio of Expenses to Average Net Assets*              n/a                n/a
------------------------------------

*     ANNUALIZED.
(A)  FUND INCEPTION MAY 1, 2000.
(B)  FUND INCEPTION MAY 1, 2001.
(C)  FUND INCEPTION OCTOBER 29, 2001.



JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)
-----------------------------------------



JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)
-----------------------------------------




                                                JNL/Janus         JNL/Oppenheimer                               JNL/PIMCO
                                                  Global           Global Growth       JNL/Oppenheimer         Total Return
                                             Equities Portfolio    Portfolio (a)     Growth Portfolio (a)    Bond Portfolio (b)
                                             ------------------    -------------     --------------------    ------------------

CONTRACT ENHANCEMENT BENEFIT **

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                         n/a            $ 9.050551         $ 9.365809              $ 9.770700
   Net Assets (in thousands)                          n/a            $      549         $      308              $      338
   Units Outstanding (in thousands)                   n/a                    61                 33                      35
   Total Return                                       n/a                -9.49%             -6.34%                  -2.29%
   Ratio of Expenses to Average Net Assets*           n/a                1.825%             1.825%                  1.825%
------------------------------------


*     ANNUALIZED.
**   OPTIONAL BENEFIT EFFECTIVE MAY 1, 2001.
(A)  FUND INCEPTION MAY 1, 2001.
(B)  FUND INCEPTION OCTOBER 29, 2001.

                                                                    JNL/Putnam        JNL/Putnam     JNL/Putnam
                                                  JNL/Putnam       International     Midcap Growth  Value Equity
                                                Growth Portfolio  Equity Portfolio    Portfolio      Portfolio
                                                ----------------  ----------------    ---------      ---------

CONTRACT ENHANCEMENT BENEFIT **

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                      $ 8.109137      $ 8.778597        $ 8.027341     $ 9.139763
   Net Assets (in thousands)                       $      123      $      255        $      404     $    1,059
   Units Outstanding (in thousands)                        15              29                50            116
   Total Return                                       -18.91%         -12.21%           -19.73%         -8.60%
   Ratio of Expenses to Average Net Assets*            1.825%          1.825%            1.825%         1.825%
------------------------------------

*     ANNUALIZED.
**   OPTIONAL BENEFIT EFFECTIVE MAY 1, 2001.
(A)  FUND INCEPTION MAY 1, 2001.
(B)  FUND INCEPTION OCTOBER 29, 2001.





                                                       Lazard/JNL            Lazard/JNL
                                                         Mid Cap              Small Cap
                                                    Value Portfolio (b)  Value Portfolio (b)
                                                    -------------------  -------------------
CONTRACT ENHANCEMENT BENEFIT **

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                          $10.521134          $10.815225
   Net Assets (in thousands)                           $       23          $       55
   Units Outstanding (in thousands)                             2                   5
   Total Return                                             5.21%               8.15%
   Ratio of Expenses to Average Net Assets*                1.825%              1.825%
------------------------------------

*     ANNUALIZED.
**   OPTIONAL BENEFIT EFFECTIVE MAY 1, 2001.
(A)  FUND INCEPTION MAY 1, 2001.
(B)  FUND INCEPTION OCTOBER 29, 2001.


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)
-----------------------------------------



                                                                                                     Salomon
                                               PPM America/   PPM America/      PPM America/         Brothers/
                                               JNL Balanced    High Yield        JNL Money           JNL Global
                                               Portfolio (a)  Bond Portfolio  Market Portfolio    Bond Portfolio (a)
                                               -------------  --------------  ----------------    ------------------

STANDARD BENEFIT

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                    $11.474475     $ 9.686955      $11.001639            $11.254871
   Net Assets (in thousands)                     $    4,414     $    3,630      $    5,654            $    1,550
   Units Outstanding (in thousands)                     385            375             514                   138
   Total Return                                       9.03%          4.19%           1.99%                 5.32%
   Ratio of Expenses to Average Net Assets*           1.40%          1.40%           1.40%                 1.40%

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                                    $10.524415     $ 9.297484      $10.787298            $10.685887
   Net Assets (in thousands)                     $    3,080     $    2,179      $    4,209            $      874
   Units Outstanding (in thousands)                     293            234             390                    82
   Total Return                                       6.75%         -6.93%           4.39%                 5.69%
   Ratio of Expenses to Average Net Assets*           1.40%          1.40%           1.40%                 1.40%

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                                    $ 9.858727     $ 9.989285      $10.334037            $10.110410
   Net Assets (in thousands)                     $    1,867     $    1,832      $    1,142            $      537
   Units Outstanding (in thousands)                     189            183             111                    53
   Total Return                                      -1.41%         -0.32%           3.21%                 1.10%
   Ratio of Expenses to Average Net Assets*           1.40%          1.40%           1.40%                 1.40%

PERIOD ENDED DECEMBER 31, 1998

   Unit Value                                           n/a      $10.021153     $10.012750                   n/a
   Net Assets (in thousands)                            n/a            $ 10            $ 2                   n/a
   Units Outstanding (in thousands)                     n/a               1              -                   n/a
   Total Return                                         n/a           0.21%          0.13%                   n/a
   Ratio of Expenses to Average Net Assets*             n/a           1.40%          1.40%                   n/a
------------------------------------

*     ANNUALIZED.
(A)  COMMENCEMENT OF OPERATIONS JANUARY 21, 1999.
(B)  COMMENCEMENT OF OPERATIONS FEBRUARY 9, 1999.
(C)  COMMENCEMENT OF OPERATIONS APRIL 20, 1999.
(D)  COMMENCEMENT OF OPERATIONS APRIL 22, 1999.
(E)  FUND INCEPTION MAY 1, 2000.


                                                      Salomon
                                                    Brothers/JNL
                                                   U.S. Government   T. Rowe Price/       T. Rowe Price/      T. Rowe
                                                     & Quality       JNL Established       JNL Mid-Cap        Price/JNL
                                                   Bond Portfolio  Growth Portfolio (b)  Growth Portfolio  Value Portfolio (e)
                                                   --------------  --------------------  ----------------  -------------------

STANDARD BENEFIT

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                         $11.241325     $10.872746           $13.312135         $10.927669
   Net Assets (in thousands)                          $    4,148     $    5,644           $    5,991         $    2,182
   Units Outstanding (in thousands)                          369            519                  450                200
   Total Return                                            5.52%        -11.49%               -2.87%             -0.63%
   Ratio of Expenses to Average Net Assets*                1.40%          1.40%                1.40%              1.40%

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                                         $10.653265     $12.283983           $13.705900         $10.997229
   Net Assets (in thousands)                          $    2,883     $    5,732           $    6,525         $      395
   Units Outstanding (in thousands)                          271            467                  476                 36
   Total Return                                            9.86%         -1.71%                5.68%              9.97%
   Ratio of Expenses to Average Net Assets*                1.40%          1.40%                1.40%              1.40%

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                                         $ 9.696972     $12.498154           $12.969005                n/a
   Net Assets (in thousands)                          $    1,530     $    3,352           $    2,206                n/a
   Units Outstanding (in thousands)                          158            268                  170                n/a
   Total Return                                           -3.86%         24.98%               18.46%                n/a
   Ratio of Expenses to Average Net Assets*                1.40%          1.40%                1.40%                n/a

PERIOD ENDED DECEMBER 31, 1998

   Unit Value                                         $10.086091            n/a           $10.948441                n/a
   Net Assets (in thousands)                          $       10            n/a           $        -                n/a
   Units Outstanding (in thousands)                            1            n/a                    -                n/a
   Total Return                                            0.86%            n/a                9.48%                n/a
   Ratio of Expenses to Average Net Assets*                1.40%            n/a                1.40%                n/a
------------------------------------

*     ANNUALIZED.
(A)  COMMENCEMENT OF OPERATIONS JANUARY 21, 1999.
(B)  COMMENCEMENT OF OPERATIONS FEBRUARY 9, 1999.
(C)  COMMENCEMENT OF OPERATIONS APRIL 20, 1999.
(D)  COMMENCEMENT OF OPERATIONS APRIL 22, 1999.
(E)  FUND INCEPTION MAY 1, 2000.


                                                     JNL/S&P          JNL/S&P
                                                  Conservative       Moderate
                                                     Growth           Growth
                                                  Portfolio I (d)   Portfolio I (c)
                                                  ---------------   ---------------

STANDARD BENEFIT

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                        $10.023547      $10.137740
   Net Assets (in thousands)                         $    4,740      $    6,956
   Units Outstanding (in thousands)                         473             686
   Total Return                                          -6.04%          -8.63%
   Ratio of Expenses to Average Net Assets*               1.40%           1.40%

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                                        $10.667420      $11.095608
   Net Assets (in thousands)                         $    2,772      $    4,153
   Units Outstanding (in thousands)                         260             374
   Total Return                                          -2.99%          -5.67%
   Ratio of Expenses to Average Net Assets*               1.40%           1.40%

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                                        $10.996298      $11.762325
   Net Assets (in thousands)                         $    1,233      $    1,270
   Units Outstanding (in thousands)                         112             108
   Total Return                                           9.96%          17.62%
   Ratio of Expenses to Average Net Assets*               1.40%           1.40%

PERIOD ENDED DECEMBER 31, 1998

   Unit Value                                               n/a             n/a
   Net Assets (in thousands)                                n/a             n/a
   Units Outstanding (in thousands)                         n/a             n/a
   Total Return                                             n/a             n/a
   Ratio of Expenses to Average Net Assets*                 n/a             n/a
------------------------------------

*     ANNUALIZED.
(A)  COMMENCEMENT OF OPERATIONS JANUARY 21, 1999.
(B)  COMMENCEMENT OF OPERATIONS FEBRUARY 9, 1999.
(C)  COMMENCEMENT OF OPERATIONS APRIL 20, 1999.
(D)  COMMENCEMENT OF OPERATIONS APRIL 22, 1999.
(E)  FUND INCEPTION MAY 1, 2000.


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)
-----------------------------------------



                                                                                                  Salomon
                                               PPM America/   PPM America/      PPM America/      Brothers/
                                               JNL Balanced    High Yield        JNL Money       JNL Global
                                                Portfolio     Bond Portfolio  Market Portfolio  Bond Portfolio
                                                ---------     --------------  ----------------  --------------

CONTRACT ENHANCEMENT BENEFIT **

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                    $10.126429     $ 9.880263      $10.041177        $10.318554
   Net Assets (in thousands)                     $      667     $      709      $    1,285        $      340
   Units Outstanding (in thousands)                      66             72             128                33
   Total Return                                       1.26%         -1.20%           0.41%             3.19%
   Ratio of Expenses to Average Net Assets           1.825%         1.825%          1.825%            1.825%
------------------------------------

*     ANNUALIZED.
**   OPTIONAL BENEFIT EFFECTIVE MAY 1, 2001.


                                                   Salomon
                                                Brothers/JNL
                                                U.S. Government  T. Rowe Price/      T. Rowe Price/           T. Rowe
                                                  & Quality      JNL Established       JNL Mid-Cap            Price/JNL
                                                Bond Portfolio   Growth Portfolio    Growth Portfolio      Value Portfolio
                                                --------------   ----------------    ----------------      ---------------

CONTRACT ENHANCEMENT BENEFIT **

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                      $10.464504     $ 9.212695            $ 9.476180          $ 9.499841
   Net Assets (in thousands)                       $    1,253     $      653            $      426          $      959
   Units Outstanding (in thousands)                       120             71                    45                 101
   Total Return                                         4.65%         -7.87%                -5.24%              -5.00%
   Ratio of Expenses to Average Net Assets             1.825%         1.825%                1.825%              1.825%
------------------------------------

*     ANNUALIZED.
**   OPTIONAL BENEFIT EFFECTIVE MAY 1, 2001.


                                                    JNL/S&P        JNL/S&P
                                                 Conservative     Moderate
                                                    Growth         Growth
                                                  Portfolio I    Portfolio I
                                                 --------------  ------------

CONTRACT ENHANCEMENT BENEFIT **

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                     $ 9.596988      $ 9.134164
   Net Assets (in thousands)                      $    1,665      $    4,045
   Units Outstanding (in thousands)                      173             443
   Total Return                                       -4.03%          -8.66%
   Ratio of Expenses to Average Net Assets            1.825%          1.825%
------------------------------------

*     ANNUALIZED.
**   OPTIONAL BENEFIT EFFECTIVE MAY 1, 2001.



JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)
-----------------------------------------



                                                 JNL/S&P          JNL/S&P                         JNL/S&P Equity
                                                Aggressive     Very Aggressive   JNL/S&P Equity    Aggressive
                                                  Growth           Growth           Growth           Growth
                                               Portfolio I (b)  Portfolio I (c)  Portfolio I (a)  Portfolio I (a)
                                               ---------------  ---------------  ---------------  ---------------
STANDARD BENEFIT

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                    $ 9.545538       $ 8.893409       $ 9.476264       $ 9.508571
   Net Assets (in thousands)                     $    3,592       $    1,131       $    4,053       $    1,157
   Units Outstanding (in thousands)                     376              127              428              122
   Total Return                                     -11.83%          -14.94%          -15.51%          -14.97%
   Ratio of Expenses to Average Net Assets*           1.40%            1.40%            1.40%            1.40%

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                                   $10.826340       $10.455100       $11.215864       $11.182167
   Net Assets (in thousands)                    $    4,321       $    1,013       $    3,927       $    1,394
   Units Outstanding (in thousands)                    399               97              350              125
   Total Return                                    -10.63%          -18.31%          -15.25%          -16.38%
   Ratio of Expenses to Average Net Assets*          1.40%            1.40%            1.40%            1.40%

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                                   $12.113662       $12.798458       $13.233816       $13.372109
   Net Assets (in thousands)                    $    1,204       $      199       $    1,466       $      629
   Units Outstanding (in thousands)                     99               16              111               47
   Total Return                                     21.14%           27.98%           32.34%           33.72%
   Ratio of Expenses to Average Net Assets*          1.40%            1.40%            1.40%            1.40%

PERIOD ENDED DECEMBER 31, 1998

   Unit Value                                          n/a              n/a              n/a              n/a
   Net Assets (in thousands)                           n/a              n/a              n/a              n/a
   Units Outstanding (in thousands)                    n/a              n/a              n/a              n/a
   Total Return                                        n/a              n/a              n/a              n/a
   Ratio of Expenses to Average Net Assets*            n/a              n/a              n/a              n/a
------------------------------------


*     ANNUALIZED.
(A)  COMMENCEMENT OF OPERATIONS APRIL 20, 1999.
(B)  COMMENCEMENT OF OPERATIONS MAY 10, 1999.
(C)  COMMENCEMENT OF OPERATIONS MAY 13, 1999.


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)
-----------------------------------------



                                                   JNL/S&P        JNL/S&P                        JNL/S&P Equity
                                                  Aggressive   Very Aggressive   JNL/S&P Equity   Aggressive
                                                    Growth         Growth           Growth          Growth
                                                 Portfolio I    Portfolio I      Portfolio I     Portfolio I
                                                 -----------    -----------      -----------     -----------

CONTRACT ENHANCEMENT BENEFIT **

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                      $ 9.060847     $ 9.045384     $ 8.603629      $ 9.559577
   Net Assets (in thousands)                       $      671     $      426     $    1,740      $       78
   Units Outstanding (in thousands)                        74             47            202               8
   Total Return                                        -9.39%         -9.55%        -13.96%          -4.40%
   Ratio of Expenses to Average Net Assets             1.825%         1.825%         1.825%          1.825%
------------------------------------

*     ANNUALIZED.
**   OPTIONAL BENEFIT EFFECTIVE MAY 1, 2001.

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors of Jackson National Life Insurance Company of New York and Contract Owners of JNLNY Separate Account I:

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts of JNLNY Separate Account I, at December 31, 2001, and the related statements of operations, changes in net assets and financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the separate account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned at December 31, 2001 by correspondence with the transfer agent of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the sub-accounts of JNLNY Separate Account I as of December 31, 2001 and the results of its operations, changes in net assets and financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America.





February 1, 2002

                         JACKSON NATIONAL LIFE INSURANCE
                               COMPANY OF NEW YORK



                               [GRAPHIC OMITTED]














                              FINANCIAL STATEMENTS


                                DECEMBER 31, 2001

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

INDEX TO FINANCIAL STATEMENTS
DECEMBER 31, 2001

------------------------------------------------------------------




Independent Auditors' Report                                   1



Balance Sheet                                                  2



Income Statement                                               3



Statement of Stockholder's Equity and Comprehensive Income     4



Statement of Cash Flows                                        5



Notes to Financial Statements                                  6

                          INDEPENDENT AUDITORS' REPORT



To the Board of Directors and Stockholder of Jackson National Life Insurance Company of New York


We have audited the accompanying balance sheet of Jackson National Life Insurance Company of New York as of December 31, 2001 and 2000 and the related statements of income, stockholder's equity and comprehensive income, and cash flows for each of the years in the three year period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company of New York as of December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the years in the three year period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America.







February 4, 2002

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                              FINANCIAL STATEMENTS




BALANCE SHEET

------------------------------------------------------------------------------------------------------------------

                                                                                        DECEMBER 31,
ASSETS                                                                           2001                 2000
                                                                          -------------------   ------------------
   Investments:
     Cash and short-term investments                                         $  40,705,483        $  27,636,100
     Fixed maturities, available for sale, at fair value (amortized
         cost: 2001, $524,094,302; 2000, $190,256,603)                         532,825,057          194,254,921
                                                                          -------------------   ------------------

         Total investments                                                     573,530,540          221,891,021

   Accrued investment income                                                     8,429,288            3,599,336
   Deferred acquisition costs                                                   48,481,027           22,895,570
   Furniture and equipment                                                         124,709              179,354
   Receivable for securities sold                                                3,725,713                   -
   Receivable from parent                                                               -                42,412
   Reinsurance recoverable                                                         670,714              437,564
   Other assets                                                                    230,962              575,482
   Variable annuity assets                                                     145,756,120          140,119,281
                                                                          -------------------   ------------------

         Total assets                                                        $ 780,949,073        $ 389,740,020
                                                                          ===================   ==================


LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
     Policy reserves and liabilities
          Reserves for future policy benefits                                $     851,964        $     407,716
          Deposits on investment contracts                                     530,415,507          192,876,460
     General expenses payable                                                      807,826              233,891
     Payable to parent                                                             119,736                    -
     Securities lending payable                                                  9,546,098           17,000,000
     Deferred income taxes                                                      10,241,644            3,319,693
     Other liabilities                                                           7,162,244            3,147,490
     Variable annuity liabilities                                              145,756,120          140,119,281
                                                                          -------------------   ------------------

         Total liabilities                                                     704,901,139          357,104,531
                                                                          -------------------   ------------------

STOCKHOLDER'S EQUITY
     Capital stock, $1,000 par value; 2,000 shares
         authorized, issued and outstanding                                      2,000,000            2,000,000
     Additional paid-in capital                                                 71,000,000           31,000,000
     Accumulated other comprehensive income                                      2,956,871            1,520,927
     Retained earnings (deficit)                                                    91,063           (1,885,438)
                                                                          -------------------   ------------------

     Total stockholder's equity                                                 76,047,934           32,635,489
                                                                          -------------------
                                                                                                ------------------

         Total liabilities and stockholder's equity                          $ 780,949,073        $ 389,740,020
                                                                          ===================   ==================


                 See accompanying notes to financial statements.

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                              FINANCIAL STATEMENTS


INCOME STATEMENT

-----------------------------------------------------------------------------------------------------------------------

                                                                           YEARS ENDED DECEMBER 31,
                                                                  2001                  2000                 1999
                                                           --------------------   ------------------   ------------------
REVENUES
   Premiums                                                     $   141,888          $    66,831           $   13,874

   Net investment income                                         24,732,424           11,357,097            1,536,382

   Net realized investment losses                                  (778,921)            (575,659)                  -

   Fee income:
      Mortality charges                                              75,486               31,699                1,151
      Expense charges                                                59,263               50,777                2,054
      Surrender charges                                             808,999              198,773               62,034
      Variable annuity fees                                       1,988,930            1,770,851              364,384
                                                           --------------------   ------------------   ------------------
   Total fee income                                               2,932,678            2,052,100              429,623

   Other income                                                     140,966              221,170              190,575
                                                           --------------------   ------------------   ------------------

      Total revenues                                             27,169,035           13,121,539            2,170,454
                                                           --------------------   ------------------   ------------------

BENEFITS AND EXPENSES
   Death benefits                                                      -                  50,000                -
   Interest credited on deposit liabilities                      20,818,446           10,260,176            1,261,745
   Increase (decrease) in reserves, net of
        reinsurance recoverables                                    217,444              (41,974)              11,379
   Other policyholder benefits                                    2,738,415                6,299                  290
   Commissions                                                   24,879,503           15,538,783            9,226,887
   General and administrative expenses                            2,970,563            2,274,318            2,967,040
   Taxes, licenses and fees                                         612,519              622,677              193,918
   Deferral of policy acquisition costs                         (29,494,785)         (17,134,000)         (10,372,000)
   Amortization of acquisition costs:
     Attributable to operations                                   1,533,929            3,035,698              196,000
     Attributable to net realized investment losses                (148,000)            (172,698)               -
                                                           --------------------   ------------------   ------------------

     Total benefits and expenses                                 24,128,034           14,439,279            3,485,259
                                                           --------------------   ------------------   ------------------

     Pretax income (loss)                                         3,041,001           (1,317,740)          (1,314,805)

   Income tax expense (benefit)                                   1,064,500             (461,200)            (460,200)
                                                           --------------------   ------------------   ------------------

      NET INCOME (LOSS)                                         $ 1,976,501          $  (856,540)          $ (854,605)
                                                           ====================   ==================   ==================


                 See accompanying notes to financial statements.

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                              FINANCIAL STATEMENTS



STATEMENT OF STOCKHOLDER'S EQUITY AND COMPREHENSIVE INCOME

-----------------------------------------------------------------------------------------------------------------------



                                                                              YEARS ENDED DECEMBER 31,
                                                                   2001                 2000                1999
                                                              -----------------   ------------------  -------------------

CAPITAL  STOCK
Beginning and end of year                                       $  2,000,000         $  2,000,000         $  2,000,000
                                                              -----------------   ------------------  -------------------

ADDITIONAL PAID-IN CAPITAL
Beginning of year                                                 31,000,000           16,000,000            6,000,000
   Capital contribution                                           40,000,000           15,000,000           10,000,000
                                                              -----------------   ------------------  -------------------
End of year                                                       71,000,000           31,000,000           16,000,000
                                                              -----------------   ------------------  -------------------

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Beginning of year                                                  1,520,927             (436,762)               9,502
   Net unrealized gain (loss) on investments,
     net of tax of $773,229 in 2001; $1,054,185 in 2000 and
     $(240,296) in 1999                                            1,435,944            1,957,689             (446,264)
                                                              -----------------   ------------------  -------------------
End of year                                                        2,956,871            1,520,927             (436,762)
                                                              -----------------   ------------------  -------------------

RETAINED EARNINGS (DEFICIT)
Beginning of year                                                 (1,885,438)          (1,028,898)            (174,293)
   Net income (loss)                                               1,976,501             (856,540)            (854,605)
                                                              -----------------   ------------------  -------------------

End of year                                                           91,063           (1,885,438)          (1,028,898)
                                                              -----------------   ------------------  -------------------

TOTAL STOCKHOLDER'S EQUITY                                      $ 76,047,934         $ 32,635,489         $ 16,534,340
                                                              =================   ==================  ===================



                                                                             YEARS ENDED DECEMBER 31,
                                                                   2001                 2000                1999
                                                              -----------------   ------------------  -------------------
COMPREHENSIVE INCOME (LOSS)
Net income (loss)                                                 $ 1,976,501          $  (856,540)       $   (854,605)
   Net unrealized holding gains (losses) arising during
     the period, net of tax of $797,161 in 2001; $993,512 in
     2000 and $(240,296) in 1999                                    1,480,389            1,845,010            (446,264)
   Reclassification adjustment for gains (losses) included
      in net income, net of tax of $(23,932) in 2001 and
      $60,673 in 2000                                                 (44,445)             112,679                  -

                                                              -----------------   ------------------  -------------------

COMPREHENSIVE INCOME (LOSS)                                       $ 3,412,445          $ 1,101,149        $ (1,300,869)
                                                              =================   ==================  ===================


                 See accompanying notes to financial statements.

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                              FINANCIAL STATEMENTS



STATEMENT OF CASH FLOWS

-------------------------------------------------------------------------------------------------------------------------


                                                                              YEARS ENDED DECEMBER 31,
                                                                  2001                 2000                  1999
                                                            ------------------   -------------------   -------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
      Net income (loss)                                      $    1,976,501       $      (856,540)       $     (854,605)
      Adjustments to reconcile net loss to net cash
        (used in) provided by operating activities:
             Net realized investment losses                         778,921               575,659
                                                                                                              -
             Interest credited on deposit liabilities            20,818,446            10,260,176             1,261,745
             Amortization of discount on investments               (567,570)             (355,203)              (25,921)
             Deferred income taxes                                6,378,900             2,774,800              (160,200)
             Other charges                                         (943,748)             (281,249)              (65,239)
             Change in:
               Accrued investment income                         (4,829,952)           (2,450,273)           (1,071,128)
               Deferred acquisition costs                       (28,108,856)          (14,271,000)          (10,176,000)
               Federal income taxes recoverable                         -                     -                 174,802
               Other assets and liabilities, net                 (3,700,915)           16,305,047             3,248,314
                                                            ------------------   -------------------   -------------------

      NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES        (8,198,273)           11,701,417            (7,668,232)
                                                            ------------------   -------------------   -------------------

CASH FLOWS FROM INVESTING ACTIVITIES:
      Sales and maturities of:
             Fixed maturities available for sale                 20,657,499            24,203,072             1,642,676
      Purchases of:
             Fixed maturities available for sale               (354,709,195)         (145,874,948)          (64,458,803)
                                                            ------------------   -------------------   -------------------
      NET CASH USED IN INVESTING ACTIVITIES                    (334,051,696)         (121,671,876)          (62,816,127)
                                                            ------------------   -------------------   -------------------

CASH  FLOWS FROM FINANCING ACTIVITIES:
      Policyholder's account balances:
             Deposits                                           378,316,904           211,361,440           137,196,675
             Withdrawals                                        (28,984,164)          (11,539,319)           (2,476,840)
             Net transfers to separate accounts                 (34,013,388)          (91,859,436)          (61,511,926)
      Capital contribution from Parent                           40,000,000            15,000,000            10,000,000
                                                            ------------------   -------------------   -------------------


     NET CASH PROVIDED BY FINANCING ACTIVITIES                  355,319,352           122,962,685            83,207,909
                                                            ------------------   -------------------   -------------------
     NET INCREASE IN CASH AND SHORT-TERM
       INVESTMENTS                                               13,069,383            12,992,226            12,723,550

CASH AND SHORT-TERM INVESTMENTS, BEGINNING OF YEAR               27,636,100            14,643,874             1,920,324
                                                            ------------------   -------------------   -------------------
CASH AND SHORT-TERM INVESTMENTS, END OF YEAR                 $   40,705,483       $    27,636,100        $   14,643,874
                                                            ==================   ===================   ===================


                See accompanying notes to financial statements.

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2001

--------------------------------------------------------------------------------

1.   NATURE OF OPERATIONS


Jackson National Life Insurance Company of New York, (the "Company" or "JNL/NY") is wholly owned by Jackson National Life Insurance Company ("JNL" or the "Parent"), a wholly owned subsidiary of Brooke Life Insurance Company ("Brooke Life") which is ultimately a wholly owned subsidiary of Prudential plc ("Prudential"), London, England. JNL/NY is licensed to sell group and individual annuity products, including immediate and deferred annuities, guaranteed investment contracts, variable annuities, and individual life insurance products in the states of New York, Delaware and Michigan.


2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION
     The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). Certain prior year amounts have been reclassified to conform with the current year presentation.

     The preparation of the financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results may differ from those estimates.

     COMPREHENSIVE INCOME
     Comprehensive income includes all changes in stockholder's equity (except those arising from transactions with owners/shareholders) and, in the Company's case, includes net income and net unrealized gains and losses on securities.

     INVESTMENTS

     Cash and short-term investments, which primarily include commercial paper and money market instruments, are carried at amortized cost. These investments have maturities of three months or less and are considered cash equivalents for reporting cash flows.

     Fixed maturities consist primarily of bonds and mortgage-backed securities. All fixed maturities are considered available for sale and are carried at fair value. Fixed maturities are reduced to estimated net realizable value, or in the case of other than high credit quality beneficial interests in securitized financial assets, fair value, for declines in fair value considered to be other than temporary.

     Realized gains and losses on the sale of investments are recognized in income at the date of sale and are determined using the specific cost identification method. Acquisition premiums and discounts on investments are amortized to investment income using call or maturity dates. The changes in unrealized gains and losses on investments classified as available for sale, net of tax and the effect of the deferred acquisition costs adjustment, are excluded from net income and included as a component of comprehensive income and stockholder's equity.


     DEFERRED ACQUISITION COSTS
     Certain costs of acquiring new business, principally commissions, bonus interest on certain products and certain costs associated with policy issue and underwriting which vary with and are primarily related to the production of new business, have been capitalized as deferred acquisition costs. Deferred acquisition costs are increased by interest thereon and amortized in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits for annuities and interest-sensitive life products. As certain fixed maturity securities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in fair value of fixed maturity securities available for sale, net of tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income. Deferred acquisition costs have been decreased by $4.2 million and $1.7 million at December 31, 2001 and 2000, respectively, to reflect this change.

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2001
--------------------------------------------------------------------------------
2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     FEDERAL INCOME TAXES

     The Company provides deferred income taxes on the temporary differences between the tax and financial statement basis of assets and liabilities. The Company files a consolidated federal income tax return with Jackson National Life Insurance Company and Brooke Life. The Company has entered into a written tax sharing agreement which is generally based on separate return calculations. Intercompany balances are settled on a quarterly basis.


     POLICY RESERVES AND LIABILITIES
     RESERVES FOR FUTURE POLICY BENEFITS:
     For traditional life insurance contracts, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date as to mortality, interest, policy lapsation and expenses plus provisions for adverse deviations. Mortality assumptions range from 30% to 135% of the 1975-1980 Basic Select and Ultimate tables depending on underwriting classification and policy duration. Interest rate assumptions range from 6.0% to 8.0%. Lapse and expense assumptions are based on the Parent's experience.

     DEPOSITS ON INVESTMENT CONTRACTS:
     For the Company's interest-sensitive life contracts, reserves approximate the policyholder's accumulation account. For deferred and variable annuity contracts, the reserve is the policyholder's account value.

     VARIABLE ANNUITY ASSETS AND LIABILITIES
     The assets and liabilities resulting from individual variable annuity contracts, which aggregated $145.8 million and $140.1 million at December 31, 2001 and 2000, respectively, are segregated in separate accounts. The Company receives fees for assuming mortality and expense risks and other administrative fees related to the issuance and maintenance of the contracts. Such fees are recorded as earned and included in fee income in the income statement.

     REVENUE AND EXPENSE RECOGNITION
     Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished by provisions for future policy benefits and the deferral and amortization of acquisition costs.

     Deposits on interest-sensitive life products and investment contracts, principally universal life contracts and deferred annuities, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of investment income and charges assessed against the policyholder's account value for mortality charges, surrenders and administrative expenses. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to the policyholder deposit. Underwriting expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished by deferral and amortization of acquisition costs.

3.   FAIR VALUE OF FINANCIAL INSTRUMENTS

     The following summarizes the basis used by the Company in estimating its fair value disclosures for financial instruments:

     CASH AND SHORT-TERM INVESTMENTS:
     Carrying value is considered to be a reasonable estimate of fair value.

     FIXED MATURITIES:
     Fair values are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or analytically determined values.

     VARIABLE ANNUITY ASSETS:
     Variable annuity assets are carried at the market value of the underlying securities.

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2001
--------------------------------------------------------------------------------
3.   FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     ANNUITY RESERVES:
     Fair values for immediate annuities, without mortality features, are derived by discounting the estimated cash flows using current interest rates with similar maturities. Fair values for deferred annuities are based on surrender value. The carrying value and fair value of such annuities approximated $525.9 million and $499.8 million, respectively, at December 31, 2001; $191.0 million and $181.2 million, respectively, at December 31, 2000.

     VARIABLE ANNUITY LIABILITIES:
     Fair value of contracts in the accumulation phase is based on surrender value. Fair value of contracts in the payout phase is based on the present value of future cash flows at assumed interest rates. The fair value approximated $138.5 million and $133.2 million at December 31, 2001 and 2000, respectively.

 4.  INVESTMENTS

     Investments are comprised primarily of fixed-income securities, primarily publicly-traded industrial, mortgage-backed, utility and government bonds. Mortgage-backed securities include asset-backed and other structured securities. The Company generates the majority of its deposits from interest-sensitive individual annuity contracts and life insurance products on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities aims to ensure matching of the asset yield with the interest-sensitive liabilities and to earn a stable return on its investments.

     FIXED MATURITIES
     The following table sets forth fixed maturity investments at December 31, 2001, classified by rating categories as assigned by nationally recognized statistical rating organizations, the National Association of Insurance Commissioners ("NAIC"), or if not rated by such organizations, the Company's investment advisor. At December 31, 2001, investments rated by the Company's investment advisor totaled $9.0 million. For purposes of the table, if not otherwise rated higher by a nationally recognized statistical rating organization, NAIC Class 1 investments are included in the A rating; Class 2 in BBB and Class 3 in BB.

           INVESTMENT RATING                            PERCENT OF TOTAL
                                                    -------------------------
           AAA                                                5.7%
           AA                                                 3.1
           A                                                 35.4
           BBB                                               53.5
                                                    -------------------------
               Investment grade                              97.7
                                                    -------------------------
           BB                                                 2.3
                                                    -------------------------
                  Below investment grade                      2.3
                                                    -------------------------
               Total fixed maturities                       100.0%
                                                    -------------------------


     The amortized cost and estimated fair value of fixed maturities are as follows:


                                                                  GROSS             GROSS          ESTIMATED
                                              AMORTIZED        UNREALIZED        UNREALIZED          FAIR
        DECEMBER 31, 2001                        COST             GAINS            LOSSES            VALUE
        --------------------------------    ---------------  ----------------  ---------------- ----------------
        U.S. Treasury securities            $   1,033,262      $      -           $    36,392    $     996,870
        Public utilities                       25,975,030           405,183           467,809       25,912,404
        Corporate securities                  441,464,091        13,041,015         4,301,354      450,203,752
        Mortgage-backed securities             55,621,919           720,442           630,330       55,712,031
                                            ---------------  ----------------  ---------------- ----------------
        Total                               $ 524,094,302      $ 14,166,640       $ 5,435,885    $ 532,825,057
                                            ===============  ================  ================ ================

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2001
--------------------------------------------------------------------------------
4.   INVESTMENTS (CONTINUED)

                                                                  GROSS            GROSS           ESTIMATED
                                              AMORTIZED        UNREALIZED       UNREALIZED           FAIR
        DECEMBER 31, 2000                       COST              GAINS           LOSSES             VALUE
        --------------------------------   ----------------  ---------------- ----------------  ----------------
        U.S. Treasury securities            $   1,002,493     $       2,817     $       -        $   1,005,310
        Public utilities                        9,281,959           280,391             -            9,562,350
        Corporate securities                  168,404,647         4,577,098        1,124,699       171,857,046
        Mortgage-backed securities             11,567,504           262,711             -           11,830,215
                                           ----------------  ---------------- ----------------  ----------------
        Total                               $ 190,256,603     $   5,123,017     $  1,124,699     $ 194,254,921
                                           ================  ================ ================  ================

     The amortized cost and estimated fair value of fixed maturities at December 31, 2001, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

                                                                            AMORTIZED              ESTIMATED
                                                                               COST                FAIR VALUE
                                                                       ---------------------  ---------------------
     Due in 1 year or less                                                   $  10,105,992          $  10,308,145
     Due after 1 year through 5 years                                          162,637,398            165,948,615
     Due after 5 years through 10 years                                        284,801,471            289,886,386
     Due after 10 years through 20 years                                        10,927,522             10,969,880
     Mortgage-backed securities                                                 55,621,919             55,712,031
                                                                       ---------------------  ---------------------

        Total                                                                $ 524,094,302          $ 532,825,057

                                                                       =====================  =====================

     Acquisition discounts and premiums on mortgage-backed securities are amortized over the estimated redemption period using the effective interest method. Effective yields, which are used to calculate amortization, are adjusted periodically to reflect actual payments to date and anticipated future payments. Resulting adjustments to amortized cost are included in investment income.

     Fixed maturities with a carrying value of $797,496 and $804,240 were on deposit with the State of New York at December 31, 2001 and 2000, respectively, as required by state insurance law.

     SECURITIES LENDING
     The Company has entered into a securities lending agreement with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 2001 and 2000, the estimated fair value of loaned securities was $9.4 million and $16.6 million, respectively. The agreement requires a minimum of 102 percent of the fair value of the loaned securities as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis. Cash collateral received in the amount of $9.5 million and $17.0 million at December 31, 2001 and 2000, respectively, was invested by the agent bank and included in short-term investments of the Company. A securities lending payable is included in liabilities for cash collateral received.


5.   INVESTMENT INCOME AND REALIZED GAINS AND LOSSES


     All investment income for 2001, 2000 and 1999 related to interest income on short-term investments and fixed maturity securities. Investment expenses totaled $130,988, $58,391 and $36,915 in 2001, 2000 and 1999, respectively.
     Net realized investment losses totaled $778,921 and $575,659 in 2001 and 2000, respectively. No realized investment gains or losses were recognized in 1999. Net realized investment losses in 2001 include $499,869 of impairment losses considered other than temporary. There were no impairment write-downs in 2000 or 1999.

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2001
--------------------------------------------------------------------------------

6.   REINSURANCE

     The Company cedes reinsurance to other insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The maximum amount of life insurance risk retained by the Company on any one life is generally $200,000. Amounts not retained are ceded to other companies on a yearly renewable-term or a coinsurance basis.

     The effect of reinsurance on premiums is as follows:

                                                                               YEARS ENDED DECEMBER 31,
                                                                    2001                 2000                 1999
                                                               ----------------     ----------------     ----------------
    Direct premiums                                                 $  557,812           $  467,229           $  216,094
        Ceded premiums                                                 415,924              400,398              202,220
                                                               ----------------     ----------------     ----------------
            Net premiums                                            $  141,888           $   66,831           $   13,874
                                                               ================     ================     ================

     Components of the reinsurance recoverable asset are as follows:

                                                                           DECEMBER 31,
                                                                    2001                 2000
                                                               ----------------     ----------------
     Ceded reserves                                                 $  664,368          $   425,265
     Ceded - other                                                       6,346               12,299
                                                               ----------------     ----------------
            Total                                                   $  670,714          $   437,564
                                                               ================     ================


7.   FEDERAL INCOME TAXES


     The components of the provision for federal income taxes are as follows:

                                                                         YEARS ENDED DECEMBER 31,
                                                               2001                 2000                1999
                                                         -----------------    -----------------    ----------------

     Current tax benefit                                   $   (5,314,400)         $(3,236,000)        $  (300,000)
     Deferred tax expense (benefit)                             6,378,900            2,774,800            (160,200)
                                                         -----------------    -----------------    ----------------

     Provision for income taxes                            $    1,064,500          $  (461,200)        $  (460,200)
                                                         =================    =================    ================

     The provisions for 2001, 2000 and 1999 differ from the amounts determined by multiplying pretax income by the statutory federal income tax rate of 35% by the effect of rounding.

     Federal income taxes of $5,326,328, $1,718,428 and $474,802 were recovered from JNL in 2001, 2000 and 1999, respectively.

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2001
--------------------------------------------------------------------------------

7.   FEDERAL INCOME TAXES (CONTINUED)

     The tax effects of significant temporary differences that give rise to deferred tax assets and liabilities were as follows:


                                                                                           DECEMBER 31,
                                                                                     2001                2000
                                                                               -----------------    ----------------
         Gross deferred tax asset
         Policy reserves and other insurance items                               $  7,428,796         $ 5,222,643
         Other, net                                                                    57,149
                                                                                                   -
                                                                               -----------------    ----------------
         Total deferred tax asset                                                   7,485,945           5,222,643
                                                                               -----------------    ----------------

         Gross deferred tax liability
         Deferred acquisition costs                                               (14,278,034)         (6,749,893)
         Net unrealized gains on available for sale securities                     (3,055,764)         (1,399,300)
         Other, net                                                                  (393,791)           (393,143)
                                                                               -----------------    ----------------
         Total deferred tax liability                                             (17,727,589)         (8,542,336)
                                                                               -----------------    ----------------

         Net deferred tax liability                                              $(10,241,644)       $ (3,319,693)
                                                                               =================    ================

     Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the deferred tax asset.


8.   CONTINGENCIES

     The  Company  is not  involved  in  litigation  that  would have a material
     adverse  affect  on  the  Company's   financial  condition  or  results  of
     operations.

9.   STOCKHOLDER'S EQUITY

     The declaration of dividends which can be paid by the Company is regulated by New York Insurance law. The Company must file a notice of its intention to declare a dividend and the amount thereof with the superintendent at least thirty days in advance of any proposed dividend declaration. No dividends were paid to JNL in 2001, 2000 or 1999. The Company received capital contributions of $40.0 million, $15.0 million and $10.0 million in 2001, 2000 and 1999, respectively.


     Statutory capital and surplus of the Company was $45,610,553 and $20,456,868 at December 31, 2001 and 2000, respectively. Statutory net loss of the Company was $13,640,090, $5,995,914, and $5,061,575 in 2001, 2000
     and 1999, respectively.

     For life insurance companies, regulatory risk-based capital rules require a specified level of capital depending on the types and quality of
     investments   held,  the  types  of  business  written  and  the  types  of liabilities maintained. Depending on the ratio of an insurer's adjusted surplus to its risk-based capital, the insurer could be subject to various regulatory actions ranging from increased scrutiny to conservatorship. JNL/NY has risk-based capital ratios for 2001 and 2000 that are significantly above the regulatory action levels.

     Effective January 1, 2001, the National Association of Insurance Commissioners' Accounting Practices and Procedures Manual, Codification of Statutory Accounting Principles became the primary guidance on statutory accounting. The implementation of the revised guidance on January 1, 2001 resulted in an immaterial impact on capital and surplus.

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2001
--------------------------------------------------------------------------------


10.  LEASE OBLIGATION

     The Company is party to a cancelable operating lease agreement under which it occupies office space. Rent expense totaled $101,951, $109,610, and $108,480 in 2001, 2000 and 1999, respectively. During 2001, the Company terminated its operating lease agreement and entered into a new lease agreement with the same landlord for less office space. The future lease obligations at December 31, 2001 relating to this lease are immaterial.

11.  RELATED PARTY TRANSACTIONS


     The Company's investment portfolio is managed by PPM America, Inc. ("PPM"), a registered investment advisor and ultimately a wholly owned subsidiary of Prudential. The Company paid $128,988, $56,558 and $10,450 to PPM for investment advisory services during 2001, 2000 and 1999, respectively.

     The Company has a service  agreement with its parent,  JNL, under which JNL
     provides  certain   administrative   services.   Administrative  fees  were
     $1,126,699, $801,145 and $450,536 in 2001, 2000 and 1999, respectively.

PART C.  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a)   Financial Statements:

         (1) Financial statements and schedules included in Part A:

              Condensed Financial Information

         (2)Financial statements and schedules included in Part B:

            JNLNY Separate Account I

                Report of Independent Accountants at December 31, 2001 Statement of Assets and Liabilities at December 31, 2001 Statement of Operations at December 31, 2001
                      Statements of Changes in Net Assets for the period at
                   December 31, 2001
                      Notes  to Financial Statements

            Jackson  National  Life  Insurance  Company of New York

                Report of Independent Accountants at December 31, 2001
                   Balance Sheet for the years ended December 31, 2001 and 2000 Income Statement for the years ended December 31, 2001, 2000 and 1999
                Statement of Stockholder's Equity and Comprehensive Income for
                   the years ended December 31, 2001, 2000 and 1999
                Statement of Cash Flows for the years ended December 31, 2001,
                   2000 and 1999 Notes to Financial Statements

Item 24.(b)  Exhibits

Exhibit
No.               Description

1. Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated by reference to Registrant's Registration Statement filed via EDGAR on October 3, 1997.

2.   Not Applicable

3. General Distributor Agreement dated September 19, 1997, incorporated by reference to Registrant's Registration Statement filed via EDGAR on October 3, 1997.

4.a. Form of the Perspective Fixed and Variable Annuity Contract, incorporated by reference to Registrant's Post-Effective Amendment No. 3 filed via EDGAR on January 14, 1999.

4.b. Form  of the  Perspective  Fixed  and  Variable  Annuity  Contract  (Unisex
     Tables), incorporated by reference to Registrant's Post-Effective Amendment No. 3 filed via EDGAR on January 14, 1999.

4.c. Form of the Perspective Fixed and Variable Annuity Contract, incorporated by reference to Registrant's Post-Effective Amendment No. 8 filed via EDGAR on October 10, 2001.

4.d. Form of Spousal Continuation Endorsement, incorporated by reference to Registrant's Post- Effective Amendment No. 8 filed via EDGAR on October 10, 2001.

4.e. Form of Preselected Death Benefit Option Endorsement, attached hereto.

5.   Form  of  the   Perspective   Fixed  and  Variable   Annuity   Application,
     incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed via EDGAR on February 13, 1998.

5.a. Form  of  the   Perspective   Fixed  and  Variable   Annuity   Application,
     incorporated by reference to Registrant's Post-Effective Amendment No. 8 filed via EDGAR on October 10, 2001.

6.a. Declaration  and  Charter  of  Depositor,   incorporated  by  reference  to
     Registrant's Registration Statement filed via EDGAR on October 3, 1997.

b. Bylaws of Depositor, incorporated by reference to Registrant's Registration Statement filed via EDGAR on October 3, 1997.

7.   Not Applicable

8.   Not Applicable

9.   Opinion and Consent of Counsel, attached hereto.

10.  Consent of Independent Accountants (KPMG), attached hereto.

11.  Not Applicable

12.  Not Applicable

13.  Schedule  of  Computation  of  Performance  Information,   incorporated  by
     reference to Post-Effective Amendment No. 5 to Registrant's Registration Statement via EDGAR on July 9, 1999.

14.  Not Applicable


Item 25.  Directors and Officers of the Depositor

         Name and Principal                 Positions and Offices
         Business Address                   with Depositor

         Donald B. Henderson, Jr.           Director
         4A Rivermere Apartments
         Bronxville, NY  10708

         Henry J. Jacoby                    Director
         305 Riverside Drive
         New York, NY  10025

         David L. Porteous                  Director
         20434 Crestview Drive
         Reed City, MI  49777

         Donald T. DeCarlo                  Director
         200 Manor Road
         Douglaston, New York 11363

         Herbert G. May III                 Director
         HQ Global
         890 Winter St
         Suite 150
         Waltham, MA 02451-1449

         Jim Golembiewski                   Vice President, Senior Counsel
         1 Corporate Way                    Assistant Secretary and Director
         Lansing, MI  48951

         Jay A. Elliott                     Senior Vice President -
         10710 Midlothian Turnpike          Divisional Director
         Suite 301                          and Director
         Richmond, VA 23235

         Andrew B. Hopping                  Executive Vice President,
         1 Corporate Way                    Chief Financial Officer,
         Lansing, MI 48951                  Director and Chairman of the Board

         Thomas J. Meyer                    Senior Vice President,
         1 Corporate Way                    Secretary, General Counsel &
         Lansing, MI 48951                  Director

         Clark P. Manning                   President, Chief Executive Officer
         1 Corporate Way                    & Chief Operating Officer
         Lansing, MI 48951

         Richard Ash                        Appointed Actuary and
         1 Corporate Way                    Vice President - Actuarial
         Lansing, MI 48951

         J. George Napoles                  Senior Vice President &
         1 Corporate Way                    Chief Information Officer
         Lansing, MI 48951

         Scott L. Stoltz                    Senior Vice President -
         1 Corporate Way                    Administration
         Lansing, MI 48951

         Brad Powell                        President IMG & Director
         1 Corporate Way
         Lansing, MI 48951

         John B. Banez                      Vice President - Systems and
         1 Corporate Way                    Programming
         Lansing, MI 48951

         Marianne Clone                     Vice President - Customer Service
         1 Corporate Way
         Lansing, MI 48951

         Gerald W. Decius                   Vice President - Systems Model
         1 Corporate Way                    Office
         Lansing, MI 48951

         Lisa C. Drake                      Vice President - Actuary &
         1 Corporate Way                    Chief Actuary
         Lansing, MI 48951

         Robert A. Fritts                   Vice President & Controller -
         1 Corporate Way                    Financial Operations
         Lansing, MI 48951

         James Garrison                     Vice President - Tax
         1 Corporate Way
         Lansing, MI 48951

         Rhonda K. Grant                    Vice President - Government
         1 Corporate Way                    Relations
         Lansing, MI 48951

         Steve Hrapkiewisicz                Vice President - Human
         1 Corporate Way                    Resources
         Lansing, MI  48951

         Cheryl Johns                       Vice President - Life Division
         1 Corporate Way
         Lansing, MI 48951

         Timo P. Kokko                      Vice President - Support
         1 Corporate Way                    Services
         Lansing, MI 48951

         Everett W. Kunzelman               Vice President - Underwriting
         1 Corporate Way
         Lansing, MI 48951

         Keith R. Moore                     Vice President - Technology
         1 Corporate Way
         Lansing, MI 48951

         P. Chad Myers                      Vice President - Asset
         1 Corporate Way                    Liability Management
         Lansing, MI 48951

         Mark D. Nerud                      Vice President - Financial
         225 West Wacker Drive              Reporting
         Suite 1200
         Chicago, IL  60606

         James B. Quinn                     Vice President - Broker
         1 Corporate Way                    Management
         Lansing, MI 48951

         Connie J. Van Doorn                Vice President - Variable
         8055 E. Tufts Avenue               Annuity Administration
         Suite 200
         Denver, CO 80237

Item 26.  Persons Controlled by or Under Common Control with the
          Depositor or Registrant.

                  State of          Control/
Company           Organization      Ownership           Principal Business

Brooke            Delaware          100%                Holding Company
Holdings, Inc.                      Holborn             Activities
                                    Delaware
                                    Partnership

Brooke            Delaware          100% Brooke         Holding Company
Finance                             Holdings, Inc.      Activities
Corporation

Brooke Life       Michigan          100% Brooke         Life Insurance
Insurance                           Holdings, Inc.
Company

Carolina          North             96.65% Jackson      Manufacturing
Steel             Carolina          National Life       Company
                                    Insurance
                                    Company

Cherrydale        Delaware          96.4% Jackson       Candy
Farms, Inc.                         National Life
                                    Insurance
                                    Company

Cherrydale        Delaware          72.5% Jackson       Holding Company
Holdings, Inc.                      National Life       Activities
                                    Insurance
                                    Company

Hermitage         Michigan          100% Jackson        Advertising Agency
Management, LLC                     National Life
                                    Insurance
                                    Company

Holborn           Delaware          80% Prudential      Holding Company
Delaware                            One Limited,        Activities
Partnership                         10% Prudential
                                    Two Limited,
                                    10% Prudential
                                    Three Limited

IFC Holdings,     Delaware          99% National        Broker/Dealer
Inc.                                Planning Holdings
                                    Inc.

Investment        Delaware          100% IFC Holdings,  Broker/Dealer
Centers of                          Inc.
America

IPM Products      Delaware          93% Jackson         Auto Parts
Group                               National Life
                                    Insurance Company

Jackson           USA               100% JNL            Savings & Loan
Federal                             Thrift
Bank                                Holdings, Inc.

Jackson           Michigan          100% Jackson        Investment Adviser,
National                            National Life       and Transfer Agent
Asset                               Insurance
Management, LLC                     Company

Jackson           Delaware          100% Jackson        Advertising/
National                            National Life       Marketing
Life                                Insurance           Corporation and
Distributors,                       Company             Broker/Dealer
Inc.

Jackson           New York          100%                Life Insurance
National                            Jackson
Life Insurance                      National Life
Company of                          Insurance
New York                            Company

JNLI LLC          Delaware          100%                Tuscany Notes
                                    Jackson
                                    National Life
                                    Insurance
                                    Company

JNL Advisors,     Michigan          100%                Registered Investment
LLC                                 Jackson             Advisor
                                    National Life
                                    Insurance
                                    Company

JNL Securities,   Michigan          100%                Securities Broker/Dealer
LLC                                 JNL Advisors,       & Insurance Agency
                                    LLC

JNL Investors     Massachusetts     Common Law          Investment Company
Series Trust                        Trust with
                                    contractual
                                    association
                                    with Jackson
                                    National Life
                                    Insurance
                                    Company of New
                                    York

JNL Series        Massachusetts     Common Law          Investment Company
Trust                               Trust with
                                    contractual
                                    association
                                    with Jackson
                                    National Life
                                    Insurance
                                    Company of New
                                    York

JNL Thrift        Michigan          100% Jackson        Holding Company
Holdings, Inc.                      National Life
                                    Insurance
                                    Company

JNL Variable      Delaware          100% Jackson        Investment Company
Fund LLC                            National
                                    Separate
                                    Account - I

JNL Variable      Delaware          100% Jackson        Investment Company
Fund III LLC                        National
                                    Separate
                                    Account III

JNL Variable      Delaware          100% Jackson        Investment Company
Fund IV LLC                         National
                                    Separate
                                    Account IV

JNL Variable      Delaware          100% Jackson        Investment Company
Fund V LLC                          National
                                    Separate
                                    Account V

JNLNY Variable    Delaware          100% JNLNY          Investment Company
Fund I LLC                          Separate
                                    Account I

JNLNY Variable    Delaware          100% JNLNY          Investment Company
Fund II LLC                         Separate
                                    Account II

LePages,          Delaware          100% Jackson        Adhesives
Inc.                                National Life
                                    Insurance
                                    Company

LePages           Delaware          100% Jackson        Adhesives
Management                          National Life
Co., LLC                            Insurance
                                    Company

National          Delaware          100% National       Broker/Dealer
Planning                            Planning            and Investment
Corporation                         Holdings, Inc.      Adviser

National          Delaware          100% Brooke         Holding Company
Planning                            Holdings, Inc.      Activities
Holdings, Inc.

PPM Holdings,     Delaware          100% Brooke         Holding Company
Inc.                                Holdings, Inc.

Prudential        United            100%                Holding Company
Corporation       Kingdom           Prudential
Holdings                            Corporation
Limited                             PLC

Prudential        United            Publicly            Financial
Corporation       Kingdom           Traded              Institution
PLC

Prudential        England and       100%                Holding
One Limited       Wales             Prudential          Company
                                    Corporation         Activities
                                    Holdings
                                    Limited

Prudential        England and       100%                Holding
Two Limited       Wales             Prudential          Company
                                    Corporation         Activities
                                    Holdings
                                    Limited

Prudential        England and       100%                Holding
Three Limited     Wales             Prudential          Company
                                    Corporation         Activities
                                    Holdings
                                    Limited

SII               Wisconsin         100%                Broker/Dealer
Investments,                        National
Inc.                                Planning
                                    Holdings, Inc.

Trust Centers     North Dakota      100% IFC Holdings,  Trust Company
of America                          Inc.


Item 27. Number of Contract Owners as of April 8, 2002.

                  Qualified: 1147
                  Non-qualified: 1476

Item 28.  Indemnification

         Provision is made in the Company's By-Laws for indemnification by the Company of any person made or threatened to be made a party to an action or proceeding, whether civil or criminal by reason of the fact that he or she is or was a director, officer or employee of the Company or then serves or has served any other corporation in any capacity at the request of the Company, against expenses, judgments, fines and amounts paid in settlement to the full extent that officers and directors are permitted to be indemnified by the laws of the State of New York.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

         (a) Jackson National Life Distributors, Inc. acts as general distributor for the JNLNY Separate Account I. Jackson National Life Distributors, Inc. also acts as general distributor for the Jackson National Separate Account - I, the Jackson National Separate Account III, the Jackson National Separate Account V, the Jackson National Separate Account VI and the JNLNY Separate Account II.

         (b)      Directors and Officers of Jackson National Life  Distributors,
                  Inc.:

         Name and                           Positions and Offices
         Business Address                   with Underwriter

         Michael A. Wells                   Director
         401 Wilshire Blvd.
         Suite 1200
         Santa Monica, CA 90401

         Clark Manning                      Director
         1 Corporate Way
         Lansing, Michigan 48951

         Andrew B. Hopping                  Director, Vice President,  Treasurer
         1 Corporate Way                    and Chief Financial Officer
         Lansing, MI  48951

         Clifford J. Jack                   President and Chief
         401 Wilshire Blvd.                 Executive Officer
         Suite 1200
         Santa Monica, California 90401

         Mark D. Nerud                      Chief Operating Officer,
         225 West Wacker Drive              Vice President and Assistant
         Suite 1200                         Treasurer
         Chicago, IL 60606

         Pam Aurbach                        Vice President - Index Products
         401 Wilshire Boulevard
         Suite 1200
         Santa Monica, CA 90401

         John Kawauchi                      Senior Vice President -
         401 Wilshire Boulevard             Marketing & Corporate
         Suite 1200                         Communications
         Santa Monica, CA 90401

         Kendall Best                       Vice President - Strategic
         401 Wilshire Boulevard             Relations
         Suite 1200
         Santa Monica, CA 90401

         Sean P. Blowers                    Vice President - Thrift
         401 Wilshire Boulevard             Products and Fixed Products
         Suite 1200
         Santa Monica, CA 90401

         Barry L. Bulakites                 Senior Vice President -
         401 Wilshire Blvd.                 Resource Development
         Suite 1200
         Santa Monica, CA 90401

         Tori Bullen                        Vice President - Institutional
         401 Wilshire Boulevard             Marketing Group
         Suite 1200
         Santa Monica, CA 90401

         Scott Coomes                       Vice President - Life Products
         401 Wilshire Boulevard
         Suite 1200
         Santa Monica, CA 90401

         Stephanee Maxwell                  Vice President - Marketing
         401 Wilshire Boulevard
         Suite 1200
         Santa Monica, CA 90401

         Michael McGlothlin                 Vice President
         401 Wilshire Boulevard
         Suite 1200
         Santa Monica, CA 90401

         Christine A. Pierce-Tucker         Senior Vice President -
         401 Wilshire Boulevard             Variable Products
         Suite 1200
         Santa Monica, CA 90401

         Stephen J. Pilger                  Vice President - Key Accounts
         401 Wilshire Blvd.
         Suite 1200
         Santa Monica, CA 90401

         Bradley J. Powell                  Senior Vice President
         1 Corporate Way
         Lansing, Michigan 48951

         Scott Robinson                     Vice President - Resource
         401 Wilshire Boulevard             Development West
         Suite 1200
         Santa Monica, CA 90401

         Gregory B. Salsbury                Executive Vice President
         401 Wilshire Blvd.
         Suite 1200
         Santa Monica, CA 90401

         James L. Simon                     Director of Compliance
         1 Corporate Way                    and Secretary
         Lansing, Michigan 48951

         Phil Wright                        Vice President - Communications
         401 Wilshire Boulevard
         Suite 1200
         Santa Monica, CA 90401

         Scott Yessner                      Senior Vice President
         401 Wilshire Boulevard
         Suite 1200
         Santa Monica, CA 90401



         (c)

                  New               Compensation
                  Underwriting          on
Name of           Discounts         Redemption
Principal         and                   or          Brokerage
Underwriter       Commissions      Annuitization   Commissions      Compensation
-----------       -----------      -------------   -----------      ------------

Jackson
National
Life              Not              Not             Not              Not
Distributors,     Applicable       Applicable      Applicable       Applicable
Inc.

Item 30. Location of Accounts and Records

                  Jackson National Life Insurance Company of New York 2900 Westchester Avenue
                  Purchase, New York  10577

                  Jackson National Life Insurance Company of New York Annuity Service Center
                  8055 East Tufts Ave., Second Floor
                  Denver, Colorado  80237

                  Jackson National Life Insurance Company of New York Institutional Marketing Group Service Center
                  1 Corporate Way
                  Lansing, Michigan  48951

                  Jackson National Life Insurance Company of New York 225 West Wacker Drive, Suite 1200
                  Chicago, IL  60606

Item 31. Management Services

                  Not Applicable

Item 32. Undertakings and Representations

                  (a)      Not Applicable.

                  (b)      Not Applicable.

                  (c)      Not Applicable.

                  (d) Jackson National Life Insurance Company of New York represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company of New York.

                  (e) The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRC Section 403(b)(11).

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has caused this Registration Statement to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 30th day of April, 2002.

                  JNLNY Separate Account I
                  (Registrant)

                  By:  Jackson National Life Insurance Company of New York

                  By:      /s/ Thomas J. Meyer
                     -----------------------------------------------
                           Thomas J. Meyer
                           Vice President, General Counsel and Director

                  Jackson National Life Insurance Company of New York
                  (Depositor)

                  By:      /s/ Thomas J. Meyer
                     -----------------------------------------------
                           Thomas J. Meyer
                           Vice President, General Counsel and Director

         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.



/s/ Thomas J. Meyer                        *                  April 30, 2002
--------------------------------------------                  ------------------
Clark P. Manning, President and                               Date
Chief Executive Officer


/s/ Thomas J. Meyer                        *                  April 30, 2002
--------------------------------------------                  ------------------
Andrew B. Hopping, Executive Vice President,                  Date
Chief Financial Officer and Director


/s/ Thomas J. Meyer                        *                  April 30, 2002
---------------------------------------------                 ------------------
Herbert G. May III                                            Date
Chief Administrative Officer and Director

/s/ Thomas J. Meyer                        *                  April 30, 2002
---------------------------------------------                 ------------------
Bradley J. Powell                                             Date
Vice President - IMG and Director


/s/ Thomas J. Meyer                        *                  April 30, 2002
--------------------------------------------                  ------------------
James G. Golembiewski                                         Date
Director

/s/ Thomas J. Meyer                                           April 30, 2002
--------------------------------------------                  ------------------
Thomas J. Meyer, Senior Vice President,                       Date
General Counsel, Secretary and Director

/s/ Thomas J. Meyer                        *                  April 30, 2002
--------------------------------------------                  ------------------
Donald B. Henderson, Jr.                                      Date
Director

/s/ Thomas J. Meyer                        *                  April 30, 2002
--------------------------------------------                  ------------------
Henry J. Jacoby                                               Date
Director

/s/ Thomas J. Meyer                        *                  April 30, 2002
--------------------------------------------                  ------------------
David C. Porteous                                             Date
Director

/s/ Thomas J. Meyer                        *                  April 30, 2002
--------------------------------------------                  ------------------
Donald T. DeCarlo                                             Date
Director








* Thomas J. Meyer, Attorney In Fact

                               POWER OF ATTORNEY

     KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as a director and/or officer of JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (the Depositor), a New York corporation, hereby appoints Andrew B. Hopping, Thomas J. Meyer and Clark P. Manning (with full power to each of them to act alone) his attorney-in-fact and agent, each with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities, to execute, deliver and file in the names of the undersigned, any of the documents referred to below relating to the registration statement on Form N-4, under the Investment Company Act of 1940, as amended, and under the Securities Act of 1933, as amended, covering the registration of a Variable Annuity Contract issued by JNLNY Separate Account I (the Registrant), including the initial registration statements, any amendment or amendments thereto, with all exhibits and any and all documents required to be filed with respect thereto with any regulatory authority. Each of the undersigned grants to each of said attorney-in-fact and agent, full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes as he could do in person, thereby ratifying all that said attorney-in-fact and agent, may lawfully do or cause to be done by virtue hereof.

     This Power of Attorney may be executed in one or more counterparts, each of which shall be deemed to be an original, and all of which shall be deemed to be a single document.

     IN WITNESS WHEREOF, each of the undersigned director and/or officer hereby executes this Power of Attorney as of the 7th day of January 2002.

/s/ Andrew B. Hopping
-----------------------------
Andrew B. Hopping
Executive Vice President, Chief Financial Officer
and Director

/s/ Bradley J. Powell
-----------------------------
Bradley J. Powell
Vice President - IMG and Director

/s/ Herbert G. May III
-----------------------------
Herbert G. May III
Chief Administrative Officer and Director

/s/ James G. Golembiewski
-----------------------------
James G. Golembiewski
Vice President, Associate General Counsel and Director

/s/ Thomas J. Meyer
-----------------------------
Thomas J. Meyer
Senior Vice President, General Counsel and Director

/s/ Donald B. Henderson, Jr.
-----------------------------
Donald B. Henderson, Jr.
Director

/s/ Henry J. Jacoby
-----------------------------
Henry J. Jacoby
Director

/s/ David L. Porteous
-----------------------------
David L. Porteous
Director

/s/ Donald T. DeCarlo
-----------------------------
Donald T. DeCarlo
Director

                                  EXHIBIT LIST
Exhibit
No.      Description

4.e. Form of the Preselected Death Benefit Option Endorsement, attached hereto as EX-99.4e.

9.       Opinion and Consent of Counsel, attached hereto as EX-99.9.

10.      Consent of Independent Accountants, attached hereto as EX-99.10.